State Street U.S. Equity V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 98.0% †
Aerospace & Defense – 1.6%
General Dynamics Corp.	325	$55,016
Hexcel Corp.	1,047	72,410
Raytheon Co.	759	138,199
The Boeing Co.	367	139,981
		405,606
Air Freight & Logistics – 0.4%
FedEx Corp.	192	34,831
United Parcel Service Inc., Class B	700	78,218
		113,049
Airlines – 0.2%
Alaska Air Group Inc.	671	37,656
JetBlue Airways Corp.	997	16,311	(a)
		53,967
Application Software – 1.6%
Adobe Inc.	375	99,934	(a)
Intuit Inc.	264	69,012
salesforce.com Inc.	1,567	248,166	(a)
		417,112
Auto Parts & Equipment – 0.3%
Aptiv PLC	1,035	82,272
Automotive Retail – 0.5%
AutoZone Inc.	123	125,967	(a)
Biotechnology – 3.6%
Alexion Pharmaceuticals Inc.	970	131,125	(a)
BioMarin Pharmaceutical Inc.	1,083	96,203	(a)
Gilead Sciences Inc.	8,108	527,101
Vertex Pharmaceuticals Inc.	1,050	193,147	(a)
		947,576
Building Products – 0.2%
Allegion PLC	482	43,722
Cable & Satellite – 2.1%
Charter Communications Inc., Class A	1,039	360,440	(a)
Comcast Corp., Class A	4,777	190,984
		551,424
Communications Equipment – 0.7%
Cisco Systems Inc.	3,599	194,310
Construction Materials – 0.1%
Vulcan Materials Co.	168	19,891
Consumer Finance – 0.2%
American Express Co.	576	62,957
Data Processing & Outsourced Services – 4.2%
Mastercard Inc., Class A	759	178,707
Visa Inc., Class A	5,845	912,930
		1,091,637
Diversified Banks – 2.8%
JPMorgan Chase & Co.	7,190	727,844
Diversified Chemicals – 0.5%
DowDuPont Inc.	2,583	137,700
Electric Utilities – 1.5%
American Electric Power Company Inc.	869	72,779
Duke Energy Corp.	257	23,130
Edison International	456	28,235
Exelon Corp.	2,018	101,162
NextEra Energy Inc.	796	153,883
		379,189
Electrical Components & Equipment – 0.5%
Emerson Electric Co.	1,787	122,356
Electronic Components – 1.3%
Corning Inc.	9,893	327,458
Environmental & Facilities Services – 0.4%
Republic Services Inc.	351	28,213
Waste Management Inc.	736	76,478
		104,691

	Number of Shares	Fair Value
Fertilizers & Agricultural Chemicals – 0.1%
The Mosaic Co.	905	$24,716
Financial Exchanges & Data – 2.9%
CME Group Inc.	1,751	288,180
MSCI Inc.	530	105,385
S&P Global Inc.	1,739	366,146
		759,711
Footwear – 0.7%
NIKE Inc., Class B	2,181	183,662
General Merchandise Stores – 0.4%
Dollar Tree Inc.	937	98,422	(a)
Gold – 0.1%
Newmont Mining Corp.	642	22,964
Healthcare Equipment – 1.6%
Becton Dickinson and Co.	454	113,378
Boston Scientific Corp.	4,421	169,678	(a)
Medtronic PLC	1,392	126,783
		409,839
Healthcare Services – 1.3%
Cigna Corp.	1,016	163,393	(a)
DaVita Inc.	1,369	74,323	(a)
Quest Diagnostics Inc.	975	87,672
		325,388
Home Improvement Retail – 0.5%
The Home Depot Inc.	716	137,393
Hotels, Resorts & Cruise Lines – 0.3%
Marriott International Inc., Class A	581	72,677
Household Products – 1.0%
The Procter & Gamble Co.	2,480	258,044
Hypermarkets & Super Centers – 0.3%
Walmart Inc.	811	79,097
Industrial Conglomerates – 1.3%
Honeywell International Inc.	1,275	202,623
Roper Technologies Inc.	401	137,130
		339,753
Industrial Gases – 0.6%
Air Products & Chemicals Inc.	565	107,892
Linde PLC	201	35,362
		143,254
Industrial Machinery – 2.5%
Ingersoll-Rand PLC	3,099	334,537
Xylem Inc.	4,148	327,858
		662,395
Insurance Brokers – 0.3%
Marsh & McLennan Companies Inc.	893	83,853
Integrated Oil & Gas – 2.4%
Chevron Corp.	3,045	375,083
Exxon Mobil Corp.	3,101	250,561
		625,644
Integrated Telecommunication Services – 0.7%
AT&T Inc.	1,699	53,280
Verizon Communications Inc.	2,183	129,081
		182,361
Interactive Home Entertainment – 0.3%
Activision Blizzard Inc.	709	32,281
Electronic Arts Inc.	358	36,383	(a)
		68,664
Interactive Media & Services – 5.8%
Alphabet Inc., Class A	603	709,665	(a)
Alphabet Inc., Class C	305	357,859	(a)
Facebook Inc., Class A	2,561	426,893	(a)
		1,494,417
Internet & Direct Marketing Retail – 4.6%
Amazon.com Inc.	560	997,220	(a)
Booking Holdings Inc.	113	197,175	(a)
		1,194,395

State Street U.S. Equity V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

	Number of Shares	Fair Value
Investment Banking & Brokerage – 0.9%
The Charles Schwab Corp.	5,517	$235,907
IT Consulting & Other Services – 0.7%
Accenture PLC, Class A	487	85,722
International Business Machines Corp.	693	97,782
		183,504
Life & Health Insurance – 0.3%
Prudential Financial Inc.	766	70,380
Life Sciences Tools & Services – 0.9%
Illumina Inc.	345	107,188	(a)
IQVIA Holdings Inc.	599	86,166	(a)
Thermo Fisher Scientific Inc.	126	34,489
		227,843
Managed Healthcare – 2.8%
Humana Inc.	404	107,464
UnitedHealth Group Inc.	2,500	618,150
		725,614
Movies & Entertainment – 2.3%
Netflix Inc.	431	153,678	(a)
The Walt Disney Co.	3,910	434,127
		587,805
Multi-Line Insurance – 0.3%
American International Group Inc.	734	31,606
The Hartford Financial Services Group Inc.	864	42,958
		74,564
Multi-Sector Holdings – 1.1%
Berkshire Hathaway Inc., Class B	1,450	291,291	(a)
Multi-Utilities – 1.2%
CMS Energy Corp.	545	30,269
Dominion Energy Inc.	685	52,512
Sempra Energy	1,723	216,857
		299,638
Oil & Gas Equipment & Services – 1.2%
Schlumberger Ltd.	7,243	315,578
Oil & Gas Exploration & Production – 1.3%
Concho Resources Inc.	387	42,941
ConocoPhillips	1,292	86,228
Diamondback Energy Inc.	1,935	196,461
EOG Resources Inc.	246	23,414
		349,044
Oil & Gas Refining & Marketing – 0.2%
Marathon Petroleum Corp.	1,025	61,346
Packaged Foods & Meats – 1.7%
Mondelez International Inc., Class A	8,902	444,388
Personal Products – 0.7%
Estee Lauder Cos., Inc. Class A	1,049	173,662
Pharmaceuticals – 5.2%
Allergan PLC	3,326	486,960
Elanco Animal Health Inc.	2,019	64,749	(a)
Merck & Company Inc.	7,514	624,939
Mylan N.V.	5,673	160,773	(a)
		1,337,421
Property & Casualty Insurance – 0.4%
Chubb Ltd.	719	100,718
Railroads – 0.6%
Union Pacific Corp.	948	158,506
Regional Banks – 2.5%
Comerica Inc.	869	63,715
First Republic Bank	4,005	402,342
Regions Financial Corp.	4,679	66,208
SVB Financial Group	493	109,624	(a)
		641,889

	Number of Shares	Fair Value
Restaurants – 1.0%
McDonald’s Corp.	1,385	$263,012
Semiconductor Equipment – 2.2%
Applied Materials Inc.	11,354	450,300
ASML Holding N.V.	577	108,505	(b)
		558,805
Semiconductors – 2.7%
Broadcom Inc.	1,208	363,258
Intel Corp.	2,759	148,158
NVIDIA Corp.	657	117,971
Texas Instruments Inc.	759	80,507
		709,894
Soft Drinks – 2.1%
PepsiCo Inc.	4,471	547,921
Specialized REITs – 2.7%
American Tower Corp.	1,034	203,760
Equinix Inc.	698	316,306
Extra Space Storage Inc.	1,765	179,871
		699,937
Specialty Chemicals – 0.4%
Albemarle Corp.	397	32,546
PPG Industries Inc.	601	67,835
		100,381
Specialty Stores – 0.3%
Ulta Salon Cosmetics & Fragrance Inc.	249	86,834	(a)
Steel – 0.0% *
Steel Dynamics Inc.	340	11,992	(*)
Systems Software – 6.2%
Microsoft Corp.	10,545	1,243,677
Oracle Corp.	3,177	170,637
Proofpoint Inc.	492	59,743	(a)
Red Hat Inc.	267	48,781	(a)
ServiceNow Inc.	365	89,969	(a)
		1,612,807
Technology Hardware, Storage & Peripherals – 3.3%
Apple Inc.	4,565	867,122
Tobacco – 0.6%
Philip Morris International Inc.	1,732	153,091
Trading Companies & Distributors – 1.3%
United Rentals Inc.	2,935	335,324	(a)
Trucking – 0.3%
Lyft Inc., Class A	981	76,802
Wireless Telecommunication Services – 0.2%
T-Mobile US Inc.	744	51,410	(a)
Total Common Stock (Cost $19,959,237)		25,429,807
Short-Term Investments – 2.1%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.43% (Cost $550,237)	550,237	550,237	(b,c,d)
Total Investments (Cost $20,509,474)		25,980,044
Liabilities in Excess of Other Assets, net – (0.1)%		(21,272)

NET ASSETS – 100.0%		$25,958,772

State Street U.S. Equity V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at March 31, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
S&P 500 Emini Index Futures	June 2019	2	$282,454	$283,780	$1,326

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At March 31, 2019, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Coupon amount represents effective yield.
(d)

Sponsored by SSGA Funds Management, Inc., the Funds’ investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of March 31, 2019.
*	Less than 0.05%.

Abbreviations:

REIT	Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2019:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$25,429,807	$—	$—	$25,429,807
Short-Term Investments	550,237	—	—	550,237

Total Investments in Securities	$25,980,044	$—	$—	$25,980,044

Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$1,326	$—	$—	$1,326

Affiliate Table

	Number of Shares Held at 12/31/18	Value At 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	743,662	$743,662	$562,330	$755,755	$—	$—	550,237	$550,237	$3,258

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 98.6% †
Advertising – 0.1%
Omnicom Group Inc.	1,743	$127,222
The Interpublic Group of Companies Inc.	2,720	57,147
		184,369
Aerospace & Defense – 2.5%
Arconic Inc.	2,788	53,279
General Dynamics Corp.	2,012	340,591
Harris Corp.	900	143,739
Huntington Ingalls Industries Inc.	300	62,160
L3 Technologies Inc.	589	121,552
Lockheed Martin Corp.	1,768	530,683
Northrop Grumman Corp.	1,197	322,711
Raytheon Co.	2,061	375,267
Textron Inc.	1,525	77,256
The Boeing Co.	3,873	1,477,240
TransDigm Group Inc.	333	151,179	(a)
United Technologies Corp.	6,052	780,042
		4,435,699
Agricultural & Farm Machinery – 0.2%
Deere & Co.	2,406	384,575
Agricultural Products – 0.1%
Archer-Daniels-Midland Co.	4,324	186,494
Air Freight & Logistics – 0.6%
CH Robinson Worldwide Inc.	1,029	89,513
Expeditors International of Washington Inc.	1,199	91,004
FedEx Corp.	1,788	324,361
United Parcel Service Inc., Class B	5,176	578,366
		1,083,244
Airlines – 0.4%
Alaska Air Group Inc.	1,000	56,120	(b)
American Airlines Group Inc.	3,098	98,392
Delta Air Lines Inc.	4,606	237,900
Southwest Airlines Co.	3,734	193,832
United Continental Holdings Inc.	1,650	131,637	(a)
		717,881
Alternative Carriers – 0.0%*
CenturyLink Inc.	7,333	87,923
Aluminum – 0.0%*
Alcoa Corp.	1	28	(a,b)
Apparel Retail – 0.5%
Foot Locker Inc.	800	48,480
L Brands Inc.	1,488	41,039
Ross Stores Inc.	2,696	250,997
The Gap Inc.	1,676	43,878
The TJX Companies Inc.	9,195	489,266
		873,660
Apparel, Accessories & Luxury Goods – 0.3%
Capri Holdings Ltd.	1,222	55,907	(a)
Hanesbrands Inc.	2,400	42,912
PVH Corp.	518	63,170
Ralph Lauren Corp.	400	51,872
Tapestry Inc.	2,289	74,370
Under Armour Inc., Class A	1,700	35,938	(a)
Under Armour Inc., Class C	1,712	32,305	(a)
VF Corp.	2,502	217,449
		573,923
Application Software – 1.7%
Adobe Inc.	3,609	961,762	(a,b)
ANSYS Inc.	600	109,626	(a)
Autodesk Inc.	1,648	256,791	(a)
Cadence Design Systems Inc.	2,200	139,722	(a)
Citrix Systems Inc.	907	90,392
Intuit Inc.	1,887	493,281
salesforce.com Inc.	5,612	888,772	(a)

	Number of Shares	Fair Value
Synopsys Inc.	999	$115,035	(a)
Verint Systems Inc.	1	60	(a)
		3,055,441
Asset Management & Custody Banks – 0.9%
Affiliated Managers Group Inc.	400	42,844	(b)
Ameriprise Financial Inc.	1,005	128,740
BlackRock Inc.	899	384,206
Franklin Resources Inc.	2,000	66,280
Invesco Ltd.	3,250	62,758
Northern Trust Corp.	1,696	153,335
State Street Corp.	2,911	191,573	(c)
T Rowe Price Group Inc.	1,740	174,209
The Bank of New York Mellon Corp.	6,337	319,575
		1,523,520
Auto Parts & Equipment – 0.1%
Aptiv PLC	1,856	147,534
BorgWarner Inc.	1,747	67,102
		214,636
Automobile Manufacturers – 0.3%
Ford Motor Co.	29,626	260,116
General Motors Co.	9,486	351,931
		612,047
Automotive Retail – 0.3%
Advance Auto Parts Inc.	522	89,017	(b)
AutoZone Inc.	186	190,486	(a)
CarMax Inc.	1,390	97,022	(a)
O’Reilly Automotive Inc.	589	228,709	(a)
		605,234
Biotechnology – 2.3%
AbbVie Inc.	10,763	867,390	(b)
Alexion Pharmaceuticals Inc.	1,701	229,941	(a,b)
Amgen Inc.	4,564	867,069
Biogen Inc.	1,458	344,642	(a)
Celgene Corp.	5,157	486,511	(a)
Gilead Sciences Inc.	9,251	601,408
Incyte Corp.	1,400	120,414	(a)
Regeneron Pharmaceuticals Inc.	550	225,841	(a)
Vertex Pharmaceuticals Inc.	1,900	349,505	(a)
		4,092,721
Brewers – 0.0%*
Molson Coors Brewing Co., Class B	1,298	77,426
Broadcasting – 0.2%
CBS Corp., Class B	2,596	123,388
Discovery Inc., Class A	1,106	29,884	(a)
Discovery Inc., Class C	2,636	67,007	(a)
Fox Corp., Class A	2,615	95,997	(a)
Fox Corp., Class B	1,130	40,544	(a)
		356,820
Building Products – 0.3%
Allegion PLC	733	66,490	(b)
AO Smith Corp.	972	51,827	(b)
Fortune Brands Home & Security Inc.	1,000	47,610
Johnson Controls International PLC	6,542	241,662
Masco Corp.	2,224	87,425
		495,014
Cable & Satellite – 1.0%
Charter Communications Inc., Class A	1,255	435,372	(a)
Comcast Corp., Class A	33,285	1,330,734
DISH Network Corp., Class A	1,500	47,535	(a)
		1,813,641
Casinos & Gaming – 0.1%
MGM Resorts International	3,500	89,810
Wynn Resorts Ltd.	751	89,609
		179,419
Commodity Chemicals – 0.1%
LyondellBasell Industries N.V., Class A	2,110	177,409
Communications Equipment – 1.2%
Arista Networks Inc.	350	110,061	(a)
Cisco Systems Inc.	32,399	1,749,222

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

	Number of Shares	Fair Value
F5 Networks Inc.	400	$62,772	(a)
Juniper Networks Inc.	2,800	74,116
Motorola Solutions Inc.	1,244	174,683
		2,170,854
Computer & Electronics Retail – 0.1%
Best Buy Company Inc.	1,712	121,655
Construction & Engineering – 0.1%
Fluor Corp.	1,178	43,350
Jacobs Engineering Group Inc.	850	63,912
Quanta Services Inc.	1,200	45,288
		152,550
Construction Machinery & Heavy Trucks – 0.6%
Caterpillar Inc.	4,208	570,142
Cummins Inc.	1,056	166,711
PACCAR Inc.	2,403	163,740
Wabtec Corp.	997	73,499
		974,092
Construction Materials – 0.1%
Martin Marietta Materials Inc.	500	100,590
Vulcan Materials Co.	973	115,203
		215,793
Consumer Electronics – 0.0%*
Garmin Ltd.	1,000	86,350
Consumer Finance – 0.7%
American Express Co.	5,158	563,770
Capital One Financial Corp.	3,426	279,870
Discover Financial Services	2,477	176,263
Synchrony Financial	4,777	152,386
		1,172,289
Copper – 0.1%
Freeport-McMoRan Inc.	10,498	135,319
Data Processing & Outsourced Services – 3.6%
Alliance Data Systems Corp.	325	56,869	(b)
Automatic Data Processing Inc.	3,253	519,634
Broadridge Financial Solutions Inc.	900	93,321
Fidelity National Information Services Inc.	2,400	271,440
Fiserv Inc.	2,858	252,304	(a)
FleetCor Technologies Inc.	600	147,954	(a)
Global Payments Inc.	1,161	158,500
Jack Henry & Associates Inc.	600	83,244
Mastercard Inc., Class A	6,644	1,564,330
Paychex Inc.	2,334	187,187
PayPal Holdings Inc.	8,743	907,873	(a)
The Western Union Co.	3,224	59,547
Total System Services Inc.	1,102	104,701
Visa Inc., Class A	12,927	2,019,068
		6,425,972
Department Stores – 0.1%
Kohl’s Corp.	1,273	87,544
Macy’s Inc.	2,334	56,086
Nordstrom Inc.	992	44,025
		187,655
Distillers & Vintners – 0.2%
Brown-Forman Corp., Class B	1,294	68,297
Constellation Brands Inc., Class A	1,279	224,247
		292,544
Distributors – 0.1%
Genuine Parts Co.	1,145	128,274
LKQ Corp.	2,452	69,588	(a)
		197,862
Diversified Banks – 4.2%
Bank of America Corp.	66,126	1,824,416
Citigroup Inc.	17,232	1,072,175
JPMorgan Chase & Co.	24,143	2,443,996
U.S. Bancorp	11,249	542,089
Wells Fargo & Co.	30,099	1,454,384
		7,337,060

	Number of Shares	Fair Value
Diversified Chemicals – 0.6%
DowDuPont Inc.	16,753	$893,102
Eastman Chemical Co.	1,118	84,834
		977,936
Diversified Support Services – 0.1%
Cintas Corp.	664	134,201
Copart Inc.	1,600	96,944	(a)
		231,145
Drug Retail – 0.2%
Walgreens Boots Alliance Inc.	6,013	380,443
Electric Utilities – 1.9%
Alliant Energy Corp.	1,600	75,408	(b)
American Electric Power Company Inc.	3,683	308,451
Duke Energy Corp.	5,282	475,380
Edison International	2,442	151,209
Entergy Corp.	1,253	119,824
Evergy Inc.	1,899	110,237
Eversource Energy	2,330	165,314
Exelon Corp.	6,934	347,601
FirstEnergy Corp.	3,754	156,204
NextEra Energy Inc.	3,502	677,007
Pinnacle West Capital Corp.	900	86,022
PPL Corp.	5,037	159,874
The Southern Co.	7,558	390,597
Xcel Energy Inc.	3,780	212,474
		3,435,602
Electrical Components & Equipment – 0.5%
AMETEK Inc.	1,600	132,752
Eaton Corporation PLC	3,200	257,792
Emerson Electric Co.	4,630	317,016
Rockwell Automation Inc.	919	161,248
		868,808
Electronic Components – 0.2%
Amphenol Corp., Class A	2,200	207,768
Corning Inc.	5,834	193,105
		400,873
Electronic Equipment & Instruments – 0.1%
FLIR Systems Inc.	1,100	52,338
Keysight Technologies Inc.	1,400	122,080	(a)
		174,418
Electronic Manufacturing Services – 0.1%
IPG Photonics Corp.	300	45,534	(a)
TE Connectivity Ltd.	2,454	198,161
		243,695
Environmental & Facilities Services – 0.3%
Republic Services Inc.	1,615	129,813
Rollins Inc.	1,200	49,944
Waste Management Inc.	2,903	301,651
		481,408
Fertilizers & Agricultural Chemicals – 0.1%
CF Industries Holdings Inc.	1,685	68,883
FMC Corp.	981	75,360
The Mosaic Co.	2,500	68,275
		212,518
Financial Exchanges & Data – 0.9%
Cboe Global Markets Inc.	800	76,352
CME Group Inc.	2,674	440,087
Intercontinental Exchange Inc.	4,213	320,778
Moody’s Corp.	1,219	220,749
MSCI Inc.	600	119,304
Nasdaq Inc.	834	72,967
S&P Global Inc.	1,857	390,991
		1,641,228
Food Distributors – 0.1%
Sysco Corp.	3,518	234,862
Food Retail – 0.1%
The Kroger Co.	6,090	149,814

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

	Number of Shares	Fair Value
Footwear – 0.4%
NIKE Inc., Class B	9,242	$778,269
Gas Utilities – 0.1%
Atmos Energy Corp.	900	92,637
General Merchandise Stores – 0.4%
Dollar General Corp.	1,900	226,670
Dollar Tree Inc.	1,792	188,231	(a)
Target Corp.	3,695	296,561
		711,462
Gold – 0.1%
Newmont Mining Corp.	4,011	143,474
Health Care REITs – 0.3%
HCP Inc.	3,274	102,476
Ventas Inc.	2,629	167,757
Welltower Inc.	2,800	217,280
		487,513
Healthcare Distributors – 0.3%
AmerisourceBergen Corp.	1,261	100,275
Cardinal Health Inc.	2,268	109,204
Henry Schein Inc.	1,098	66,001	(a)
McKesson Corp.	1,489	174,302
		449,782
Healthcare Equipment – 3.3%
Abbott Laboratories	13,014	1,040,339	(b)
ABIOMED Inc.	300	85,677	(a,b)
Baxter International Inc.	3,377	274,584
Becton Dickinson and Co.	1,983	495,215
Boston Scientific Corp.	10,299	395,276	(a)
Danaher Corp.	4,600	607,292
Edwards Lifesciences Corp.	1,500	286,995	(a)
Hologic Inc.	1,900	91,960	(a)
IDEXX Laboratories Inc.	622	139,079	(a)
Intuitive Surgical Inc.	846	482,711	(a)
Medtronic PLC	9,967	907,794
ResMed Inc.	1,070	111,248
Stryker Corp.	2,281	450,543
Teleflex Inc.	300	90,648
Varian Medical Systems Inc.	634	89,850	(a)
Zimmer Biomet Holdings Inc.	1,537	196,275
		5,745,486
Healthcare Facilities – 0.2%
HCA Healthcare Inc.	1,991	259,586
Universal Health Services Inc., Class B	558	74,644
		334,230
Healthcare Services – 0.7%
Cigna Corp.	2,765	444,667	(a)
CVS Health Corp.	9,622	518,915
DaVita Inc.	858	46,581	(a)
Laboratory Corporation of America Holdings	700	107,086	(a)
Quest Diagnostics Inc.	1,000	89,920
		1,207,169
Healthcare Supplies – 0.2%
Align Technology Inc.	561	159,509	(a,b)
DENTSPLY SIRONA Inc.	1,532	75,972
The Cooper Companies Inc.	315	93,294
		328,775
Healthcare Technology – 0.1%
Cerner Corp.	2,400	137,304	(a)
Home Building – 0.1%
D.R. Horton Inc.	2,400	99,312
Lennar Corp., Class A	2,100	103,089
PulteGroup Inc.	1,535	42,919
		245,320
Home Furnishings – 0.1%
Leggett & Platt Inc.	1,000	42,220
Mohawk Industries Inc.	500	63,075	(a)
		105,295

	Number of Shares	Fair Value
Home Improvement Retail – 1.3%
Lowe’s Companies Inc.	5,931	$649,267
The Home Depot Inc.	8,289	1,590,576
		2,239,843
Hotel & Resort REITs – 0.1%
Host Hotels & Resorts Inc.	5,617	106,161
Hotels, Resorts & Cruise Lines – 0.5%
Carnival Corp.	2,900	147,088
Hilton Worldwide Holdings Inc.	2,100	174,531
Marriott International Inc., Class A	1,982	247,928
Norwegian Cruise Line Holdings Ltd.	1,500	82,440	(a)
Royal Caribbean Cruises Ltd.	1,263	144,765
		796,752
Household Appliances – 0.0%*
Whirlpool Corp.	462	61,395
Household Products – 1.7%
Church & Dwight Company Inc.	1,838	130,921
Colgate-Palmolive Co.	6,453	442,288
Kimberly-Clark Corp.	2,612	323,627
The Clorox Co.	945	151,635
The Procter & Gamble Co.	18,451	1,919,826
		2,968,297
Housewares & Specialties – 0.0%*
Newell Brands Inc.	2,334	35,804
Human Resource & Employment Services – 0.0%*
Robert Half International Inc.	875	57,015
Hypermarkets & Super Centers – 1.0%
Costco Wholesale Corp.	3,250	786,955
Walmart Inc.	10,448	1,018,993
		1,805,948
Independent Power Producers & Energy Traders – 0.1%
AES Corp.	4,826	87,254	(b)
NRG Energy Inc.	2,038	86,574
		173,828
Industrial Conglomerates – 1.5%
3M Co.	4,206	873,923	(b)
General Electric Co.	64,394	643,296
Honeywell International Inc.	5,293	841,163
Roper Technologies Inc.	763	260,923
		2,619,305
Industrial Gases – 0.6%
Air Products & Chemicals Inc.	1,641	313,365	(b)
Linde PLC	4,087	719,026
		1,032,391
Industrial Machinery – 0.8%
Dover Corp.	1,009	94,644
Flowserve Corp.	900	40,626
Fortive Corp.	2,149	180,280
Illinois Tool Works Inc.	2,260	324,378
Ingersoll-Rand PLC	1,800	194,310
Parker-Hannifin Corp.	934	160,293
Pentair PLC	1,146	51,008
Snap-on Inc.	409	64,017
Stanley Black & Decker Inc.	1,099	149,651
Xylem Inc.	1,281	101,250
		1,360,457
Industrial REITs – 0.2%
Duke Realty Corp.	2,500	76,450
Prologis Inc. REIT	4,657	335,071
		411,521
Insurance Brokers – 0.5%
Aon PLC	1,734	295,994
Arthur J Gallagher & Co.	1,427	111,449
Marsh & McLennan Companies Inc.	3,726	349,871
Willis Towers Watson PLC	958	168,273
		925,587
Integrated Oil & Gas – 2.6%
Chevron Corp.	13,993	1,723,658

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

	Number of Shares	Fair Value
Exxon Mobil Corp.	31,144	$2,516,435
Occidental Petroleum Corp.	5,657	374,493
		4,614,586
Integrated Telecommunication Services – 2.0%
AT&T Inc.	53,366	1,673,558
Verizon Communications Inc.	30,292	1,791,166
		3,464,724
Interactive Home Entertainment – 0.3%
Activision Blizzard Inc.	5,800	264,074	(b)
Electronic Arts Inc.	2,105	213,931	(a)
Take-Two Interactive Software Inc.	900	84,933	(a)
		562,938
Interactive Media & Services – 4.8%
Alphabet Inc., Class A	2,201	2,590,335	(a,b)
Alphabet Inc., Class C	2,266	2,658,720	(a)
Facebook Inc., Class A	17,653	2,942,579	(a)
TripAdvisor Inc.	650	33,442	(a)
Twitter Inc.	5,100	167,688	(a)
		8,392,764
Internet & Direct Marketing Retail – 3.6%
Amazon.com Inc.	3,033	5,401,015	(a)
Booking Holdings Inc.	343	598,504	(a)
eBay Inc.	6,460	239,924
Expedia Group Inc.	850	101,150
		6,340,593
Internet Services & Infrastructure – 0.1%
Akamai Technologies Inc.	1,133	81,247	(a,b)
VeriSign Inc.	824	149,606	(a)
		230,853
Investment Banking & Brokerage – 0.8%
E*TRADE Financial Corp.	1,640	76,145
Morgan Stanley	9,429	397,904
Raymond James Financial Inc.	904	72,691
The Charles Schwab Corp.	8,911	381,034
The Goldman Sachs Group Inc.	2,503	480,551
		1,408,325
IT Consulting & Other Services – 1.3%
Accenture PLC, Class A	4,745	835,215	(b)
Cognizant Technology Solutions Corp., Class A	4,276	309,796
DXC Technology Co.	1,824	117,302
Gartner Inc.	700	106,176	(a)
International Business Machines Corp.	6,611	932,812
		2,301,301
Leisure Products – 0.1%
Hasbro Inc.	796	67,676
Mattel Inc.	2,430	31,590	(a)
		99,266
Life & Health Insurance – 0.7%
Aflac Inc.	5,626	281,300	(b)
Brighthouse Financial Inc.	841	30,520	(a)
Lincoln National Corp.	1,560	91,572
MetLife Inc.	6,860	292,030
Principal Financial Group Inc.	1,711	85,875
Prudential Financial Inc.	3,001	275,732
Torchmark Corp.	666	54,579
Unum Group	1,589	53,756
		1,165,364
Life Sciences Tools & Services – 1.0%
Agilent Technologies Inc.	2,322	186,642	(b)
Illumina Inc.	1,101	342,070	(a)
IQVIA Holdings Inc.	1,200	172,620	(a)
Mettler-Toledo International Inc.	179	129,417	(a)
PerkinElmer Inc.	711	68,512
Thermo Fisher Scientific Inc.	2,928	801,452
Waters Corp.	484	121,828	(a)
		1,822,541
Managed Healthcare – 1.6%
Anthem Inc.	1,925	552,437

	Number of Shares	Fair Value
Centene Corp.	3,027	$160,734	(a)
Humana Inc.	1,027	273,182
UnitedHealth Group Inc.	7,048	1,742,688
WellCare Health Plans Inc.	400	107,900	(a)
		2,836,941
Metal & Glass Containers – 0.1%
Ball Corp.	2,382	137,823
Motorcycle Manufacturers – 0.0%*
Harley-Davidson Inc.	1,135	40,474
Movies & Entertainment – 1.5%
Netflix Inc.	3,190	1,137,426	(a)
The Walt Disney Co.	12,927	1,435,285
Viacom Inc., Class B	2,846	79,887
		2,652,598
Multi-Line Insurance – 0.3%
American International Group Inc.	6,529	281,139
Assurant Inc.	339	32,174
Loews Corp.	1,862	89,246
The Hartford Financial Services Group Inc.	2,544	126,488
		529,047
Multi-Sector Holdings – 1.7%
Berkshire Hathaway Inc., Class B	14,296	2,871,923	(a)
Jefferies Financial Group Inc.	2,200	41,338
		2,913,261
Multi-Utilities – 1.1%
Ameren Corp.	1,642	120,769
CenterPoint Energy Inc.	3,718	114,143
CMS Energy Corp.	2,000	111,080
Consolidated Edison Inc.	2,255	191,246
Dominion Energy Inc.	5,717	438,265
DTE Energy Co.	1,366	170,395
NiSource Inc.	2,515	72,080
Public Service Enterprise Group Inc.	3,792	225,283
Sempra Energy	2,000	251,720
WEC Energy Group Inc.	2,323	183,703
		1,878,684
Office REITs – 0.2%
Alexandria Real Estate Equities Inc.	800	114,048	(b)
Boston Properties Inc.	1,098	147,000
SL Green Realty Corp.	600	53,952
Vornado Realty Trust	1,211	81,670
		396,670
Oil & Gas Drilling – 0.0%*
Helmerich & Payne Inc.	900	50,004
Oil & Gas Equipment & Services – 0.5%
Baker Hughes a GE Co.	3,481	96,493
Halliburton Co.	6,458	189,219
National Oilwell Varco Inc.	2,846	75,818
Schlumberger Ltd.	10,284	448,074
TechnipFMC PLC	3,386	79,639
		889,243
Oil & Gas Exploration & Production – 1.3%
Anadarko Petroleum Corp.	3,657	166,320
Apache Corp.	2,948	102,178
Cabot Oil & Gas Corp.	3,135	81,823
Cimarex Energy Co.	700	48,930
Concho Resources Inc.	1,500	166,440
ConocoPhillips	8,235	549,604
Devon Energy Corp.	2,992	94,428
Diamondback Energy Inc.	1,100	111,683
EOG Resources Inc.	4,300	409,274
Hess Corp.	1,818	109,498
Marathon Oil Corp.	5,742	95,949
Noble Energy Inc.	3,700	91,501
Pioneer Natural Resources Co.	1,300	197,964
		2,225,592
Oil & Gas Refining & Marketing – 0.5%
HollyFrontier Corp.	1,300	64,051

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

	Number of Shares	Fair Value
Marathon Petroleum Corp.	4,976	$297,814
Phillips 66	3,161	300,832
Valero Energy Corp.	3,028	256,865
		919,562
Oil & Gas Storage & Transportation – 0.4%
Kinder Morgan Inc.	14,304	286,223
ONEOK Inc.	3,000	209,520
The Williams Companies Inc.	9,171	263,391
		759,134
Packaged Foods & Meats – 1.0%
Campbell Soup Co.	1,615	61,580
Conagra Brands Inc.	3,254	90,266
General Mills Inc.	4,436	229,563
Hormel Foods Corp.	1,800	80,568
Kellogg Co.	1,890	108,448
Lamb Weston Holdings Inc.	1,100	82,434
McCormick & Company Inc.	900	135,567
Mondelez International Inc., Class A	10,735	535,891
The Hershey Co.	1,016	116,667
The JM Smucker Co.	847	98,676
The Kraft Heinz Co.	4,395	143,497
Tyson Foods Inc., Class A	2,166	150,385
		1,833,542
Paper Packaging – 0.2%
Avery Dennison Corp.	692	78,196
International Paper Co.	3,030	140,198
Packaging Corporation of America	685	68,076
Sealed Air Corp.	1,331	61,306
WestRock Co.	1,775	68,071
		415,847
Personal Products – 0.2%
Coty Inc., Class A	3,445	39,618
Estee Lauder Cos., Inc. Class A	1,579	261,403
		301,021
Pharmaceuticals – 4.8%
Allergan PLC	2,349	343,917	(b)
Bristol-Myers Squibb Co.	12,087	576,671
Eli Lilly & Co.	6,342	822,938
Johnson & Johnson	19,729	2,757,917
Merck & Company Inc.	19,068	1,585,886
Mylan N.V.	3,904	110,639	(a)
Nektar Therapeutics	1,300	43,680	(a)
Perrigo Company PLC	975	46,956
Pfizer Inc.	40,835	1,734,262
Zoetis Inc.	3,546	356,976
		8,379,842
Property & Casualty Insurance – 0.8%
Chubb Ltd.	3,361	470,809
Cincinnati Financial Corp.	1,092	93,803
The Allstate Corp.	2,386	224,713	(b)
The Progressive Corp.	4,303	310,203
The Travelers Companies Inc.	1,967	269,794
		1,369,322
Publishing – 0.0%*
News Corp., Class A	3,400	42,296
Railroads – 1.0%
CSX Corp.	5,567	416,523
Kansas City Southern	700	81,186
Norfolk Southern Corp.	1,945	363,501
Union Pacific Corp.	5,280	882,816
		1,744,026
Real Estate Services – 0.1%
CBRE Group Inc., Class A	2,321	114,773	(a)
Regional Banks – 1.1%
BB&T Corp.	5,437	252,984
Citizens Financial Group Inc.	3,400	110,500
Comerica Inc.	1,148	84,171
Fifth Third Bancorp	4,735	119,417
First Republic Bank	1,200	120,552

	Number of Shares	Fair Value
Huntington Bancshares Inc.	8,234	$104,407
KeyCorp	6,928	109,116
M&T Bank Corp.	990	155,450
People’s United Financial Inc.	3,200	52,608
Regions Financial Corp.	7,168	101,427
SunTrust Banks Inc.	3,229	191,318
SVB Financial Group	400	88,944	(a)
The PNC Financial Services Group Inc.	3,239	397,296
Zions Bancorp NA	1,500	68,115
		1,956,305
Reinsurance – 0.0%*
Everest Re Group Ltd.	300	64,788
Research & Consulting Services – 0.3%
Equifax Inc.	846	100,251
IHS Markit Ltd.	2,800	152,264	(a)
Nielsen Holdings PLC	2,928	69,306
Verisk Analytics Inc.	1,200	159,600
		481,421
Residential REITs – 0.4%
Apartment Investment & Management Co., Class A	977	49,133
AvalonBay Communities Inc.	972	195,110
Equity Residential	2,808	211,499
Essex Property Trust Inc.	500	144,620
Mid-America Apartment Communities Inc.	900	98,397
UDR Inc.	1,900	86,374
		785,133
Restaurants – 1.3%
Chipotle Mexican Grill Inc.	160	113,650	(a)
Darden Restaurants Inc.	886	107,622
McDonald’s Corp.	5,667	1,076,163
Starbucks Corp.	9,200	683,928
Yum! Brands Inc.	2,274	226,968
		2,208,331
Retail REITs – 0.5%
Federal Realty Investment Trust	600	82,710
Kimco Realty Corp.	3,097	57,294
Realty Income Corp.	2,000	147,120
Regency Centers Corp.	1,299	87,670
Simon Property Group Inc.	2,279	415,257
The Macerich Co.	744	32,252
		822,303
Semiconductor Equipment – 0.3%
Applied Materials Inc.	6,838	271,195
KLA-Tencor Corp.	1,178	140,665
Lam Research Corp.	1,131	202,460
		614,320
Semiconductors – 3.5%
Advanced Micro Devices Inc.	6,600	168,432	(a,b)
Analog Devices Inc.	2,787	293,388
Broadcom Inc.	2,868	862,436
Intel Corp.	33,101	1,777,524
Maxim Integrated Products Inc.	2,100	111,657
Microchip Technology Inc.	1,800	149,328
Micron Technology Inc.	8,268	341,716	(a)
NVIDIA Corp.	4,438	796,887
Qorvo Inc.	900	64,557	(a)
QUALCOMM Inc.	8,768	500,039
Skyworks Solutions Inc.	1,342	110,688
Texas Instruments Inc.	6,909	732,838
Xilinx Inc.	1,787	226,574
		6,136,064
Soft Drinks – 1.6%
Monster Beverage Corp.	2,756	150,422	(a)
PepsiCo Inc.	10,365	1,270,231
The Coca-Cola Co.	28,070	1,315,360
		2,736,013
Specialized Consumer Services – 0.0%*
H&R Block Inc.	1,579	37,801

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

	Number of Shares	Fair Value
Specialized REITs – 1.3%
American Tower Corp.	3,281	$646,554
Crown Castle International Corp.	3,100	396,800
Digital Realty Trust Inc.	1,500	178,500
Equinix Inc.	596	270,083
Extra Space Storage Inc.	1,000	101,910
Iron Mountain Inc.	1,886	66,878
Public Storage	1,130	246,091
SBA Communications Corp.	833	166,317	(a)
Weyerhaeuser Co.	5,567	146,635
		2,219,768
Specialty Chemicals – 0.6%
Albemarle Corp.	769	63,043	(b)
Celanese Corp.	900	88,749
Ecolab Inc.	1,902	335,779
International Flavors & Fragrances Inc.	647	83,327
PPG Industries Inc.	1,659	187,251
The Sherwin-Williams Co.	613	264,025
		1,022,174
Specialty Stores – 0.2%
Tiffany & Co.	704	74,307
Tractor Supply Co.	837	81,825
Ulta Salon Cosmetics & Fragrance Inc.	400	139,492	(a)
		295,624
Steel – 0.1%
Nucor Corp.	2,259	131,813
Systems Software – 4.6%
Fortinet Inc.	1,100	92,367	(a)
Microsoft Corp.	56,652	6,681,537
Oracle Corp.	18,913	1,015,817
Red Hat Inc.	1,300	237,510	(a)
Symantec Corp.	4,672	107,409
		8,134,640
Technology Hardware, Storage & Peripherals – 4.0%
Apple Inc.	33,060	6,279,747
Hewlett Packard Enterprise Co.	10,619	163,851
HP Inc.	11,254	218,665

	Number of Shares	Fair Value
NetApp Inc.	1,870	$129,666
Seagate Technology PLC	1,732	82,945
Western Digital Corp.	2,077	99,821
Xerox Corp.	1,211	38,728
		7,013,423
Tobacco – 1.0%
Altria Group Inc.	13,739	789,031
Philip Morris International Inc.	11,537	1,019,755
		1,808,786
Trading Companies & Distributors – 0.2%
Fastenal Co.	2,200	141,482
United Rentals Inc.	564	64,437	(a)
WW Grainger Inc.	282	84,862
		290,781
Trucking – 0.0%*
JB Hunt Transport Services Inc.	720	72,929
Water Utilities – 0.1%
American Water Works Company Inc.	1,400	145,964
Total Common Stock (Cost $70,524,558)		173,806,227
Short-Term Investments – 1.5%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.43% (Cost $2,627,311)	2,627,311	2,627,311	(b,d,e)
Total Investments (Cost $73,151,869)		176,433,538
Liabilities in Excess of Other Assets, net – (0.1)%		(183,837)

NET ASSETS – 100.0%		$176,249,701

Other Information:

The Fund had the following long futures contracts open at March 31, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
S&P 500 Emini Index Futures	June 2019	20	$2,808,500	$2,837,800	$29,300

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At March 31, 2019, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
(e)

Sponsored by SSGA Funds Management, Inc., the Funds’ investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of March 31, 2019.
*	Less than 0.05%.

Abbreviations:

REIT	Real Estate Investment Trust

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2019:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$173,806,227	$—	$—	$173,806,227
Short-Term Investments	2,627,311	—	—	2,627,311

Total Investments in Securities	$176,433,538	$—	$—	$176,433,538

Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$29,300	$—	$—	$29,300

	Number of Shares Held at 12/31/18	Value At 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income
State Street Corp.	2,911	$183,597	$—	$—	$—	$7,976	2,911	$191,573	$1,368
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,781,046	1,781,046	5,929,993	5,083,728	—	—	2,627,311	2,627,311	12,963

TOTAL		$1,964,643	$5,929,993	$5,083,728	$—	$7,976		$2,818,884	$14,331

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 98.0% †
Application Software – 3.3%
salesforce.com Inc.	7,086	$1,122,210	(a)
Biotechnology – 5.8%
Alexion Pharmaceuticals Inc.	7,948	1,074,411	(a)
Vertex Pharmaceuticals Inc.	4,770	877,441	(a)
		1,951,852
Cable & Satellite – 4.7%
Charter Communications Inc., Class A	3,170	1,099,705	(a)
Liberty Global PLC, Class C	19,558	473,499	(a)
		1,573,204
Data Processing & Outsourced Services – 6.1%
Mastercard Inc., Class A	1,720	404,974
Visa Inc., Class A	10,619	1,658,582
		2,063,556
Electronic Components – 2.3%
Corning Inc.	23,514	778,313
Financial Exchanges & Data – 5.2%
CME Group Inc.	5,059	832,610
S&P Global Inc.	4,308	907,050
		1,739,660
Healthcare Equipment – 3.6%
Abbott Laboratories	2,247	179,625
Boston Scientific Corp.	21,921	841,328	(a)
Intuitive Surgical Inc.	315	179,733	(a)
		1,200,686
Healthcare Supplies – 1.8%
The Cooper Companies Inc.	2,014	596,486
Interactive Media & Services – 9.9%
Alphabet Inc., Class A	532	626,105	(a)
Alphabet Inc., Class C	1,488	1,745,885	(a)
Facebook Inc., Class A	5,808	968,136	(a)
		3,340,126
Internet & Direct Marketing Retail – 8.5%
Alibaba Group Holding Ltd. ADR	2,993	546,073	(a,b)
Amazon.com Inc.	975	1,736,231	(a)
Booking Holdings Inc.	330	575,820	(a)
		2,858,124
Investment Banking & Brokerage – 2.8%
The Charles Schwab Corp.	21,781	931,356
Managed Healthcare – 3.2%
UnitedHealth Group Inc.	4,392	1,085,966
Movies & Entertainment – 3.2%
The Walt Disney Co.	9,670	1,073,660

	Number of Shares	Fair Value
Oil & Gas Equipment & Services – 1.1%
Schlumberger Ltd.	8,778	$382,457	(b)
Pharmaceuticals – 3.3%
Allergan PLC	5,356	784,172
Elanco Animal Health Inc.	10,024	321,470	(a)
		1,105,642
Regional Banks – 2.2%
First Republic Bank	7,339	737,276
Semiconductor Equipment – 3.4%
Applied Materials Inc.	27,668	1,097,313
ASML Holding N.V.	200	37,610
		1,134,923
Soft Drinks – 3.3%
PepsiCo Inc.	9,010	1,104,176
Specialized REITs – 2.9%
American Tower Corp.	4,883	962,244
Specialty Chemicals – 1.2%
Albemarle Corp.	5,072	415,803
Systems Software – 10.6%
Microsoft Corp.	23,173	2,733,024
ServiceNow Inc.	3,340	823,276	(a)
		3,556,300
Technology Hardware, Storage & Peripherals – 6.1%
Apple Inc.	10,715	2,035,314
Trading Companies & Distributors – 3.0%
United Rentals Inc.	8,861	1,012,369	(a)
Trucking – 0.5%
Lyft Inc., Class A	2,372	185,704
Total Common Stock (Cost $20,883,293)		32,947,407
Short-Term Investments – 2.6%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.43% (Cost $852,939)	852,939	852,939	(c,d)
Total Investments (Cost $21,736,232)		33,800,346
Liabilities in Excess of Other Assets, net – (0.6)%		(193,050)

NET ASSETS – 100.0%		$33,607,296

Other Information:

The Fund had the following short futures contracts open at March 31, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
S&P 500 Emini Index Futures	June 2019	1	$(140,823)	$(141,890)	$(1,067)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At March 31, 2019, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Coupon amount represents effective yield.

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

(d)

Sponsored by SSGA Funds Management, Inc., the Funds’ investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of March 31, 2019.

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2019:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$32,947,407	$—	$—	$32,947,407
Short-Term Investments	852,939	—	—	852,939

Total Investments in Securities	$33,800,346	$—	$—	$33,800,346

Other Financial Instruments
Short Futures Contracts - Unrealized Depreciation	$(1,067)	$—	$—	$(1,067)

Affiliate Table

	Number of Shares Held at 12/31/18	Value At 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	311,364	$311,364	$1,968,898	$1,427,323	$—	$—	852,939	$852,939	$4,723

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 94.6% †
Aerospace & Defense – 0.6%
Teledyne Technologies Inc.	898	$212,835	(a)
Agricultural & Farm Machinery – 0.6%
AGCO Corp.	3,038	211,293
Agricultural Products – 1.0%
Darling Ingredients Inc.	15,175	328,539	(a)
Air Freight & Logistics – 0.2%
Echo Global Logistics Inc.	911	22,575	(a)
Forward Air Corp.	448	28,999
Hub Group Inc., Class A	618	25,245	(a)
		76,819
Airlines – 0.0%*
Hawaiian Holdings Inc.	404	10,605
Apparel Retail – 0.6%
American Eagle Outfitters Inc.	1,690	37,467
Burlington Stores Inc.	511	80,064	(a)
Chico’s FAS Inc.	3,639	15,539
The Buckle Inc.	3,963	74,187
		207,257
Apparel, Accessories & Luxury Goods – 0.5%
G-III Apparel Group Ltd.	3,830	153,047	(a)
Application Software – 6.8%
ACI Worldwide Inc.	7,222	237,387	(a)
Altair Engineering Inc., Class A	1,644	60,516	(a)
Blackbaud Inc.	3,943	314,375
Blackline Inc.	6,000	277,920	(a)
Cornerstone OnDemand Inc.	2,954	161,820	(a)
Envestnet Inc.	1,950	127,511	(a)
Fair Isaac Corp.	127	34,497	(a)
LogMeIn Inc.	1,875	150,188
New Relic Inc.	2,450	241,815	(a)
Paylocity Holding Corp.	713	63,592	(a)
Q2 Holdings Inc.	3,225	223,364	(a)
RealPage Inc.	2,815	170,842	(a)
Yext Inc.	9,005	196,849	(a)
Zix Corp.	4,753	32,701	(a)
		2,293,377
Asset Management & Custody Banks – 0.1%
BrightSphere Investment Group PLC	1,307	17,723
Cohen & Steers Inc.	729	30,815
		48,538
Auto Parts & Equipment – 0.6%
Dorman Products Inc.	109	9,602	(a)
Gentherm Inc.	194	7,151	(a)
LCI Industries	467	35,875
Modine Manufacturing Co.	1,141	15,826	(a)
Standard Motor Products Inc.	1,514	74,337
Stoneridge Inc.	988	28,514	(a)
Tenneco Inc., Class A	301	6,670
Tower International Inc.	678	14,258
		192,233
Automobile Manufacturers – 0.7%
Thor Industries Inc.	3,360	209,563
Winnebago Industries Inc.	433	13,488
		223,051
Automotive Retail – 1.4%
America’s Car-Mart Inc.	358	32,700	(a)
Group 1 Automotive Inc.	2,301	148,874
Monro Inc.	1,029	89,029
Murphy USA Inc.	2,240	191,789	(a)
		462,392
Biotechnology – 0.9%
Genomic Health Inc.	296	20,735	(a)
Heron Therapeutics Inc.	2,499	61,075	(a)

	Number of Shares	Fair Value
Ligand Pharmaceuticals Inc.	187	$23,508	(a)
Repligen Corp.	3,252	192,128	(a)
		297,446
Brewers – 0.3%
The Boston Beer Company Inc., Class A	350	103,155	(a)
Building Products – 0.5%
American Woodmark Corp.	248	20,492	(a)
Apogee Enterprises Inc.	702	26,318
Builders FirstSource Inc.	1,166	15,555	(a)
Continental Building Products Inc.	524	12,990	(a)
Masonite International Corp.	178	8,880	(a)
NCI Building Systems Inc.	1,145	7,053	(a)
Patrick Industries Inc.	359	16,270	(a)
Universal Forest Products Inc.	1,522	45,493
		153,051
Commercial Printing – 0.0%*
Deluxe Corp.	193	8,438
Commodity Chemicals – 1.1%
AdvanSix Inc.	795	22,713	(a)
Koppers Holdings Inc.	13,027	338,441	(a)
Trinseo S.A.	485	21,971
		383,125
Communications Equipment – 0.5%
ADTRAN Inc.	1,269	17,386
Ciena Corp.	521	19,454	(a)
Extreme Networks Inc.	2,332	17,467	(a)
Lumentum Holdings Inc.	1,217	68,809	(a)
NETGEAR Inc.	235	7,783	(a)
Plantronics Inc.	583	26,882
		157,781
Construction & Engineering – 1.5%
Aegion Corp.	11,845	208,117	(a)
Dycom Industries Inc.	6,176	283,725	(a)
EMCOR Group Inc.	270	19,732
		511,574
Construction Machinery & Heavy Trucks – 1.3%
Alamo Group Inc.	415	41,475
Federal Signal Corp.	6,496	168,831
The Greenbrier Companies Inc.	382	12,312
Trinity Industries Inc.	9,127	198,329
Wabash National Corp.	2,045	27,710
		448,657
Construction Materials – 0.1%
Eagle Materials Inc.	251	21,159
Summit Materials Inc., Class A	1,253	19,885	(a)
		41,044
Consumer Electronics – 0.1%
Turtle Beach Corp.	975	11,076	(a)
ZAGG Inc.	897	8,136	(a)
		19,212
Consumer Finance – 0.2%
Enova International Inc.	1,940	44,271	(a)
Green Dot Corp., Class A	257	15,587	(a)
		59,858
Data Processing & Outsourced Services – 1.5%
Broadridge Financial Solutions Inc.	1,459	151,284
Cass Information Systems Inc.	150	7,095
CoreLogic Inc.	3,387	126,199	(a)
CSG Systems International Inc.	1,747	73,898
EVERTEC Inc.	1,216	33,817
MAXIMUS Inc.	315	22,359
NIC Inc.	4,566	78,033
		492,685
Distillers & Vintners – 0.5%
MGP Ingredients Inc.	2,220	171,273
Distributors – 0.5%
LKQ Corp.	5,622	159,552	(a)

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

	Number of Shares	Fair Value
Diversified Metals & Mining – 0.4%
Compass Minerals International Inc.	1,824	$99,171
Materion Corp.	456	26,019
		125,190
Diversified Real Estate Activities – 0.1%
The RMR Group Inc., Class A	314	19,148
Diversified REITs – 0.2%
American Assets Trust Inc.	810	37,147
Global Net Lease Inc.	1,109	20,960
		58,107
Diversified Support Services – 1.5%
Healthcare Services Group Inc.	3,702	122,129
Ritchie Bros Auctioneers Inc.	10,678	363,052
UniFirst Corp.	220	33,770
		518,951
Education Services – 0.5%
K12 Inc.	5,254	179,319	(a)
Electric Utilities – 0.9%
ALLETE Inc.	363	29,849
IDACORP Inc.	2,829	281,599
		311,448
Electrical Components & Equipment – 0.3%
Atkore International Group Inc.	735	15,825	(a)
EnerSys	262	17,072
Generac Holdings Inc.	398	20,389	(a)
Regal Beloit Corp.	533	43,637
		96,923
Electronic Components – 1.3%
Belden Inc.	4,941	265,332
Littelfuse Inc.	922	168,246
		433,578
Electronic Equipment & Instruments – 0.8%
Control4 Corp.	538	9,108	(a)
National Instruments Corp.	1,570	69,645
Novanta Inc.	320	27,114	(a)
Zebra Technologies Corp., Class A	789	165,319	(a)
		271,186
Electronic Manufacturing Services – 0.4%
KEMET Corp.	1,018	17,276
Methode Electronics Inc.	997	28,694
Plexus Corp.	483	29,439	(a)
Sanmina Corp.	718	20,714	(a)
TTM Technologies Inc.	2,154	25,266	(a)
		121,389
Environmental & Facilities Services – 0.8%
Clean Harbors Inc.	3,959	283,187	(a)
Food Distributors – 0.7%
Performance Food Group Co.	4,316	171,086	(a)
SpartanNash Co.	4,354	69,098
		240,184
Food Retail – 0.1%
Casey’s General Stores Inc.	154	19,830
Sprouts Farmers Market Inc.	1,166	25,116	(a)
		44,946
Footwear – 0.9%
Deckers Outdoor Corp.	726	106,715	(a)
Skechers U.S.A. Inc., Class A	650	21,846	(a)
Wolverine World Wide Inc.	4,625	165,251
		293,812
Forest Products – 0.1%
Boise Cascade Co.	726	19,428
Gas Utilities – 0.3%
Chesapeake Utilities Corp.	210	19,154
South Jersey Industries Inc.	1,231	39,478
Spire Inc.	451	37,113
		95,745

	Number of Shares	Fair Value
Health Care REITs – 0.2%
CareTrust REIT Inc.	1,311	$30,756
Physicians Realty Trust	1,996	37,545
		68,301
Healthcare Equipment – 5.2%
Cantel Medical Corp.	1,600	107,024
Cardiovascular Systems Inc.	5,150	199,099	(a)
CONMED Corp.	3,440	286,139
Hill-Rom Holdings Inc.	2,513	266,026
Insulet Corp.	1,500	142,635	(a)
Integer Holdings Corp.	242	18,252	(a)
Integra LifeSciences Holdings Corp.	5,575	310,639	(a)
IntriCon Corp.	1,945	48,781	(a)
LeMaitre Vascular Inc.	628	19,468
LivaNova PLC	266	25,868	(a)
Masimo Corp.	750	103,710	(a)
NuVasive Inc.	2,790	158,444	(a)
Orthofix Medical Inc.	121	6,826	(a)
Penumbra Inc.	450	66,154	(a)
		1,759,065
Healthcare Facilities – 0.4%
Acadia Healthcare Company Inc.	3,166	92,795	(a)
Select Medical Holdings Corp.	1,423	20,050	(a)
Tenet Healthcare Corp.	432	12,459	(a)
The Ensign Group Inc.	415	21,244
		146,548
Healthcare Services – 0.9%
AMN Healthcare Services Inc.	1,049	49,398	(a)
BioTelemetry Inc.	1,824	114,219	(a)
Chemed Corp.	85	27,206
MEDNAX Inc.	4,320	117,374	(a)
		308,197
Healthcare Supplies – 1.1%
Avanos Medical Inc.	5,770	246,263	(a)
Endologix Inc.	1,365	9,023	(a)
ICU Medical Inc.	106	25,369	(a)
Lantheus Holdings Inc.	1,345	32,926	(a)
Merit Medical Systems Inc.	691	42,724	(a)
Quidel Corp.	472	30,902	(a)
		387,207
Healthcare Technology – 1.8%
Computer Programs & Systems Inc.	629	18,675
HMS Holdings Corp.	6,909	204,576	(a)
Medidata Solutions Inc.	2,700	197,748	(a)
NextGen Healthcare Inc.	1,018	17,133	(a)
Omnicell Inc.	605	48,908	(a)
Teladoc Health Inc.	1,975	109,810	(a)
		596,850
Home Building – 0.3%
KB Home	780	18,852
LGI Homes Inc.	478	28,795	(a)
Skyline Champion Corp.	454	8,626
TopBuild Corp.	838	54,319	(a)
		110,592
Home Furnishing Retail – 0.7%
Aaron’s Inc.	3,881	204,141
RH	273	28,105	(a)
		232,246
Hotel & Resort REITs – 0.5%
Ashford Hospitality Trust Inc.	1,664	7,904
Chatham Lodging Trust	1,193	22,953
RLJ Lodging Trust	7,362	129,351
		160,208
Hotels, Resorts & Cruise Lines – 0.9%
Extended Stay America Inc.	16,612	298,185
Hilton Grand Vacations Inc.	543	16,752	(a)
		314,937
Household Appliances – 0.4%
Helen of Troy Ltd.	1,044	121,062	(a)

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

	Number of Shares	Fair Value
Housewares & Specialties – 0.0%*
Tupperware Brands Corp.	235	$6,011
Human Resource & Employment Services – 0.6%
ASGN Inc.	447	28,380	(a)
Barrett Business Services Inc.	179	13,842
Heidrick & Struggles International Inc.	448	17,172
Insperity Inc.	622	76,916
Kforce Inc.	966	33,926
Korn Ferry	493	22,077
		192,313
Hypermarkets & Super Centers – 0.1%
BJ’s Wholesale Club Holdings Inc.	941	25,783	(a)
Industrial Machinery – 7.7%
Actuant Corp., Class A	10,126	246,771
Altra Industrial Motion Corp.	6,723	208,749
Barnes Group Inc.	5,738	294,990
Crane Co.	2,154	182,271
Evoqua Water Technologies Corp.	2,950	37,111	(a)
Franklin Electric Company Inc.	641	32,749
Harsco Corp.	594	11,975	(a)
Hillenbrand Inc.	489	20,308
John Bean Technologies Corp.	2,400	220,536
Kennametal Inc.	805	29,584
LB Foster Co., Class A	952	17,917	(a)
Lydall Inc.	2,515	59,002	(a)
Mueller Industries Inc.	4,591	143,882
Standex International Corp.	1,715	125,881
The Timken Co.	7,369	321,436
TriMas Corp.	2,550	77,086	(a)
Watts Water Technologies Inc., Class A	1,473	119,048
Welbilt Inc.	15,250	249,795	(a)
Woodward Inc.	2,222	210,846
		2,609,937
Industrial REITs – 0.6%
EastGroup Properties Inc.	1,385	154,622
Rexford Industrial Realty Inc.	579	20,734
STAG Industrial Inc.	1,248	37,003
		212,359
Interactive Home Entertainment – 0.1%
Glu Mobile Inc.	2,997	32,787	(a)
Internet & Direct Marketing Retail – 0.1%
1-800-Flowers.com Inc., Class A	1,274	23,225	(a)
Internet Services & Infrastructure – 0.4%
Carbonite Inc.	1,144	28,383	(a)
Okta Inc.	1,300	107,549	(a)
		135,932
Investment Banking & Brokerage – 0.9%
Evercore Inc., Class A	233	21,203
Greenhill & Company Inc.	707	15,208
Houlihan Lokey Inc.	798	36,588
Piper Jaffray Cos.	515	37,507
Raymond James Financial Inc.	1,776	142,808
Stifel Financial Corp.	781	41,206
		294,520
IT Consulting & Other Services – 0.2%
Perficient Inc.	827	22,652	(a)
Science Applications International Corp.	248	19,084
Unisys Corp.	1,720	20,072	(a)
		61,808
Leisure Products – 0.7%
Malibu Boats Inc., Class A	628	24,856	(a)
MasterCraft Boat Holdings Inc.	986	22,254	(a)
Polaris Industries Inc.	2,200	185,746
		232,856
Life & Health Insurance – 0.1%
Trupanion Inc.	1,394	45,640	(a)
Life Sciences Tools & Services – 1.8%
Bruker Corp.	4,129	158,719

	Number of Shares	Fair Value
Cambrex Corp.	204	$7,925	(a)
ICON PLC	1,369	186,978	(a)
Medpace Holdings Inc.	448	26,419	(a)
PRA Health Sciences Inc.	363	40,035	(a)
Syneos Health Inc.	3,674	190,166	(a)
		610,242
Managed Healthcare – 0.1%
Magellan Health Inc.	269	17,732	(a)
Marine – 0.1%
Kirby Corp.	211	15,848	(a)
Matson Inc.	625	22,556
		38,404
Multi-Line Insurance – 0.3%
Horace Mann Educators Corp.	2,695	94,891
National General Holdings Corp.	807	19,150
		114,041
Multi-Utilities – 0.1%
Black Hills Corp.	640	47,405
Office REITs – 0.8%
Brandywine Realty Trust	1,999	31,704
Corporate Office Properties Trust	966	26,372
Cousins Properties Inc.	21,788	210,472
Franklin Street Properties Corp.	2,053	14,761
		283,309
Office Services & Supplies – 1.1%
Herman Miller Inc.	538	18,927
HNI Corp.	480	17,419
Knoll Inc.	691	13,067
MSA Safety Inc.	2,791	288,589
Steelcase Inc., Class A	1,701	24,750
		362,752
Oil & Gas Drilling – 0.0%*
Nabors Industries Ltd.	3,783	13,014
Oil & Gas Equipment & Services – 0.7%
Cactus Inc., Class A	736	26,202	(a)
Forum Energy Technologies Inc.	10,324	52,756	(a)
Keane Group Inc.	689	7,503	(a)
Mammoth Energy Services Inc.	737	12,271
Natural Gas Services Group Inc.	1,010	17,483	(a)
Oil States International Inc.	5,448	92,398	(a)
ProPetro Holding Corp.	1,554	35,027	(a)
		243,640
Oil & Gas Exploration & Production – 1.6%
Callon Petroleum Co.	4,780	36,089	(a)
Carrizo Oil & Gas Inc.	6,932	86,442	(a)
Encana Corp.	30,013	217,294
Gulfport Energy Corp.	2,332	18,703	(a)
Oasis Petroleum Inc.	1,484	8,963	(a)
PDC Energy Inc.	410	16,679	(a)
Range Resources Corp.	1,727	19,412
Ring Energy Inc.	777	4,561	(a)
SM Energy Co.	6,768	118,372
		526,515
Packaged Foods & Meats – 3.7%
B&G Foods Inc.	6,975	170,329
Calavo Growers Inc.	251	21,046
Freshpet Inc.	1,250	52,863	(a)
Hostess Brands Inc.	18,900	236,250	(a)
J&J Snack Foods Corp.	400	63,536
John B Sanfilippo & Son Inc.	189	13,583
Sanderson Farms Inc.	2,588	341,202
The Simply Good Foods Co.	6,200	127,658	(a)
TreeHouse Foods Inc.	3,585	231,412	(a)
		1,257,879
Paper Products – 0.1%
Neenah Inc.	264	16,991
Verso Corp., Class A	797	17,072	(a)
		34,063

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

	Number of Shares	Fair Value
Personal Products – 0.4%
elf Beauty Inc.	8,475	$89,835	(a)
Medifast Inc.	178	22,704
USANA Health Sciences Inc.	309	25,916	(a)
		138,455
Pharmaceuticals – 2.0%
ANI Pharmaceuticals Inc.	404	28,498	(a)
Assertio Therapeutics Inc.	2,242	11,367	(a)
Catalent Inc.	4,487	182,127	(a)
Endo International PLC	1,166	9,363	(a)
Horizon Pharma PLC	1,435	37,927	(a)
Phibro Animal Health Corp., Class A	628	20,724
Prestige Consumer Healthcare Inc.	7,489	223,996	(a)
Supernus Pharmaceuticals Inc.	4,288	150,252	(a)
		664,254
Property & Casualty Insurance – 2.4%
AMERISAFE Inc.	1,942	115,355
Argo Group International Holdings Ltd.	4,273	301,930
James River Group Holdings Ltd.	2,400	96,192
RLI Corp.	1,655	118,746
Selective Insurance Group Inc.	139	8,796
The Navigators Group Inc.	2,575	179,915
		820,934
Publishing – 1.1%
John Wiley & Sons Inc., Class A	8,041	355,573
Railroads – 0.7%
Genesee & Wyoming Inc., Class A	2,846	248,000	(a)
Regional Banks – 8.3%
1st Source Corp.	576	25,868
Bank OZK	538	15,591
BankUnited Inc.	265	8,851
Banner Corp.	484	26,218
Bryn Mawr Bank Corp.	2,250	81,293
Cadence BanCorp	1,778	32,982
Camden National Corp.	537	22,404
Chemical Financial Corp.	744	30,623
Columbia Banking System Inc.	902	29,486
Community Bank System Inc.	1,950	116,551
Cullen/Frost Bankers Inc.	1,479	143,567
CVB Financial Corp.	5,350	112,617
Enterprise Financial Services Corp.	868	35,388
Equity Bancshares Inc., Class A	434	12,499	(a)
First Interstate BancSystem Inc., Class A	937	37,311
Franklin Financial Network Inc.	585	16,971
Fulton Financial Corp.	8,343	129,150
German American Bancorp Inc.	2,675	78,645
Hancock Whitney Corp.	658	26,583
Home BancShares Inc.	1,368	24,036
IBERIABANK Corp.	2,210	158,479
Independent Bank Corp.	2,300	186,323
Lakeland Financial Corp.	387	17,500
LegacyTexas Financial Group Inc.	1,086	40,606
Origin Bancorp Inc.	650	22,133
Pinnacle Financial Partners Inc.	687	37,579
Prosperity Bancshares Inc.	4,168	287,842
Renasant Corp.	5,485	185,667
Sandy Spring Bancorp Inc.	844	26,400
Simmons First National Corp., Class A	932	22,815
Stock Yards Bancorp Inc.	2,115	71,508
UMB Financial Corp.	3,595	230,224
Union Bankshares Corp.	816	26,381
United Community Banks Inc.	1,150	28,670
Valley National Bancorp	860	8,239
Washington Trust Bancorp Inc.	1,800	86,670
Westamerica Bancorporation	2,529	156,292
Western Alliance Bancorp	3,763	154,434	(a)
Wintrust Financial Corp.	475	31,982
		2,786,378

	Number of Shares	Fair Value
Research & Consulting Services – 0.3%
Resources Connection Inc.	6,827	$112,919
Restaurants – 1.0%
BJ’s Restaurants Inc.	553	26,146
Bloomin’ Brands Inc.	448	9,162
Brinker International Inc.	504	22,368
Cracker Barrel Old Country Store Inc.	445	71,917
Dave & Buster’s Entertainment Inc.	359	17,903
Ruth’s Hospitality Group Inc.	1,148	29,377
Texas Roadhouse Inc.	1,691	105,163
The Cheesecake Factory Inc.	1,460	71,423
		353,459
Retail REITs – 0.1%
Retail Opportunity Investments Corp.	2,050	35,547
Security & Alarm Services – 1.0%
The Brink’s Co.	4,313	325,243
Semiconductor Equipment – 0.6%
Advanced Energy Industries Inc.	533	26,479	(a)
Amkor Technology Inc.	1,883	16,081	(a)
Ichor Holdings Ltd.	2,512	56,721	(a)
MKS Instruments Inc.	359	33,405
Nanometrics Inc.	628	19,393	(a)
Rudolph Technologies Inc.	2,771	63,179	(a)
		215,258
Semiconductors – 0.6%
Cirrus Logic Inc.	223	9,382	(a)
Diodes Inc.	567	19,675	(a)
Semtech Corp.	2,838	144,482	(a)
SMART Global Holdings Inc.	1,327	25,478	(a)
		199,017
Soft Drinks – 0.2%
Cott Corp.	5,206	76,060
Specialized Consumer Services – 0.0%*
Weight Watchers International Inc.	357	7,194	(a)
Specialized REITs – 0.4%
CoreSite Realty Corp.	782	83,690
PotlatchDeltic Corp.	1,213	45,839
		129,529
Specialty Chemicals – 4.5%
Chase Corp.	460	42,568
Ferro Corp.	1,236	23,398	(a)
HB Fuller Co.	4,491	218,442
Ingevity Corp.	2,107	222,520	(a)
Innospec Inc.	2,225	185,454
Minerals Technologies Inc.	461	27,102
PolyOne Corp.	4,861	142,476
PQ Group Holdings Inc.	590	8,950	(a)
Quaker Chemical Corp.	762	152,652
Sensient Technologies Corp.	5,428	367,964
Stepan Co.	1,565	136,969
		1,528,495
Specialty Stores – 0.7%
Hudson Ltd., Class A	977	13,434	(a)
MarineMax Inc.	887	16,995	(a)
Sally Beauty Holdings Inc.	11,598	213,519	(a)
		243,948
Steel – 0.4%
Carpenter Technology Corp.	887	40,669
Commercial Metals Co.	4,785	81,728
		122,397
Systems Software – 0.9%
Progress Software Corp.	693	30,748
Qualys Inc.	2,200	182,028	(a)
Talend S.A. ADR	1,800	91,026	(a,b)
		303,802
Technology Distributors – 0.3%
Insight Enterprises Inc.	448	24,667	(a)

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

	Number of Shares	Fair Value
SYNNEX Corp.	206	$19,650
Tech Data Corp.	466	47,723	(a)
		92,040
Technology Hardware, Storage & Peripherals – 0.8%
Pure Storage Inc., Class A	12,925	281,636	(a)
Thrifts & Mortgage Finance – 0.7%
Axos Financial Inc.	876	25,369	(a)
Essent Group Ltd.	558	24,245	(a)
HomeStreet Inc.	1,341	35,335	(a)
Kearny Financial Corp.	646	8,314
NMI Holdings Inc., Class A	1,076	27,836	(a)
WSFS Financial Corp.	2,624	101,287
		222,386
Tires & Rubber – 0.1%
Cooper Tire & Rubber Co.	1,311	39,186
Trading Companies & Distributors – 0.7%
Applied Industrial Technologies Inc.	3,090	183,762
BMC Stock Holdings Inc.	897	15,850	(a)
GMS Inc.	571	8,633	(a)
Herc Holdings Inc.	667	26,000	(a)
		234,245
Trucking – 0.7%
ArcBest Corp.	448	13,794

	Number of Shares	Fair Value
Avis Budget Group Inc.	538	$18,755	(a)
Marten Transport Ltd.	1,200	21,396
Old Dominion Freight Line Inc.	983	141,935
Saia Inc.	440	26,884	(a)
		222,764
Total Common Stock (Cost $25,400,159)		31,925,477
Short-Term Investments – 5.5%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.43% (Cost $1,842,623)	1,842,623	1,842,623	(b,c,d)
Total Investments (Cost $27,242,782)		33,768,100
Liabilities in Excess of Other Assets, net – (0.1)%		(28,379)

NET ASSETS – 100.0%		$33,739,721

Other Information:

The Fund had the following long futures contracts open at March 31, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
E-mini Russell 2000 Index Futures	June 2019	8	$621,737	$617,520	$(4,217)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At March 31, 2019, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2019.
*	Less than 0.05%.

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2019:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$31,925,477	$—	$—	$31,925,477
Short-Term Investments	1,842,623	—	—	1,842,623

Total Investments in Securities	$33,768,100	$—	$—	$33,768,100

Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	$(4,217)	$—	$—	$(4,217)

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/18	Value At 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,256,107	$1,256,107	$3,358,127	$2,771,611	$—	$—	1,842,623	$1,842,623	$9,216

State Street Income V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
Bonds and Notes – 98.9% †
U.S. Treasuries – 29.7%
U.S. Treasury Bonds
2.25%	08/15/46	$135,000	$120,413	(a)
2.75%	11/15/42	7,000	6,963
3.00%	08/15/48	754,700	781,537	(a)
3.75%	11/15/43	9,100	10,667
4.50%	02/15/36	100	127
5.00%	05/15/37	70,000	94,618
U.S. Treasury Notes
1.38%	12/15/19	726,400	721,127	(a)
1.50%	11/30/19	950,700	944,872	(a)
2.25%	03/31/20	805,000	803,802	(a)
2.50%	12/31/20	342,000	343,036
2.63%	12/15/21	182,400	184,222
2.75%	11/15/23	525,800	537,271
2.88%	11/30/25	961,500	994,350	(a)
			5,543,005
Agency Mortgage Backed – 30.4%
Federal Home Loan Mortgage Corp.
4.05%	09/25/28	86,000	93,453	(a,b)
4.50%	06/01/33 - 02/01/35	4,076	4,307	(a)
5.00%	07/01/35	34,757	37,390	(a)
5.50%	05/01/20 - 01/01/38	39,966	43,495	(a)
6.00%	07/01/19	104	104
6.00%	05/01/20 - 11/01/37	108,416	119,004	(a)
6.50%	02/01/29	54	60	(a)
6.93%	06/01/26	60,000	77,108	(a,c)
7.00%	06/01/29 - 08/01/36	23,683	26,501	(a)
7.50%	01/01/30 - 09/01/33	4,067	4,402	(a)
8.00%	11/01/30	4,725	5,326	(a)
8.50%	04/01/30	4,441	5,521	(a)
Federal National Mortgage Assoc.
3.50%	08/01/45 - 07/01/47	287,405	293,373	(a)
4.00%	05/01/19 - 10/01/47	502,144	519,832	(a)
4.50%	05/01/19 - 02/01/40	39,069	41,124	(a)
5.00%	03/01/34 - 08/01/35	46,354	49,800	(a)
5.50%	06/01/20 - 01/01/39	155,329	167,936	(a)
6.00%	10/01/19 - 07/01/35	164,854	181,824	(a)
6.50%	10/01/28 - 08/01/34	23,938	25,915	(a)
7.00%	01/01/30 - 02/01/34	5,791	6,195	(a)
7.50%	11/01/22 - 12/01/33	18,272	19,394	(a)
8.00%	08/01/25 - 10/01/31	8,066	8,951	(a)
9.00%	12/01/22	227	240	(a)
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
3.97%	04/01/37	932	963	(a,b)
Federal National Mortgage Assoc. TBA
3.00%	TBA	601,232	606,379	(d)
3.00%	TBA	837,000	832,180	(a,d)
3.50%	TBA	383,000	387,864	(d)
4.00%	TBA	318,000	327,370	(d)
4.50%	TBA	33,000	34,380	(d)
Government National Mortgage Assoc.
4.00%	01/20/41 - 04/20/43	133,067	138,757	(a)
4.50%	08/15/33 - 03/20/41	97,427	102,687	(a)
6.00%	04/15/27 - 04/15/34	83,831	93,474	(a)
6.50%	03/15/24 - 08/15/34	35,701	39,088	(a)
7.00%	01/15/28 - 10/15/36	25,921	28,309	(a)
7.50%	11/15/31	188	188	(a)
9.00%	12/15/21	115	120	(a)
Government National Mortgage Assoc. 1.50% + 1 year CMT
3.38%	02/20/23 - 02/20/26	2,233	2,254	(a,b)
4.13%	12/20/24	735	744	(a,b)
Government National Mortgage Assoc. TBA
3.00%	TBA	183,000	183,609	(d)
4.00%	TBA	754,000	777,789	(a,d)
4.50%	TBA	366,000	380,029	(d)
			5,667,439

		Principal Amount	Fair Value
Agency Collateralized Mortgage Obligations – 1.1%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	$429,323	$1,146	(a,b,e)
3.77%	12/25/28	40,000	42,574	(a)
3.86%	11/25/28	36,000	38,574	(a,b)
4.06%	10/25/28	62,000	67,443	(a,b)
Federal Home Loan Mortgage Corp. REMIC
3.50%	09/15/29 - 11/15/30	41,665	2,619	(a,e)
5.50%	06/15/33	19,487	3,691	(a,e)
7.50%	07/15/27	1,821	329	(a,e)
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
4.12%	08/15/25	17,956	936	(a,b,e)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	221	201	(a,f,g)
8.00%	02/01/23 - 07/01/24	633	85	(a,e)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	7	7	(a,f,g)
1.09%	12/25/42	22,813	896	(a,b,e)
5.00%	09/25/40	18,026	1,920	(a,e)
7.00%	09/25/20	37	38	(a)
8.00%	05/25/22	—	5	(a,e)
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
3.51%	07/25/38	6,923	956	(a,b,e)
Federal National Mortgage Assoc. REMIC 6.20% - 1 month USD LIBOR
3.71%	06/25/48	157,804	23,777	(a,b,e)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	15,993	13,479	(a,f,g)
4.50%	08/25/35 - 01/25/36	20,196	3,494	(a,e)
5.00%	03/25/38 - 05/25/38	11,252	2,152	(a,e)
5.50%	12/25/33	4,860	1,015	(a,e)
6.00%	01/25/35	8,150	1,817	(a,e)
7.50%	11/25/23	2,852	329	(a,e)
8.00%	08/25/23 - 07/25/24	1,263	169	(a,e)
8.50%	07/25/22	1	—	(a,e)
Government National Mortgage Assoc. REMIC
4.50%	08/16/39	12,677	784	(a,e)
5.00%	09/20/38	3,583	81	(a,e)
Government National Mortgage Assoc. REMIC 6.80% - 1 month USD LIBOR
4.32%	01/16/40	22,893	4,497	(a,b,e)
			213,014
Asset Backed – 2.5%
American Express Credit Account Master Trust 2017-6
2.04%	05/15/23	124,437	123,555	(a)
American Express Credit Account Master Trust 2018-8
3.18%	04/15/24	104,000	105,587	(a)
BA Credit Card Trust 2018-A1
2.70%	07/17/23	44,000	44,107	(a)
Citibank Credit Card Issuance Trust 2016-A1
1.75%	11/19/21	200,000	198,873	(a)
			472,122
Corporate Notes – 30.9%
3M Co.
4.00%	09/14/48	7,000	7,319	(a)
Abbott Laboratories
2.90%	11/30/21	13,000	13,054	(a)
3.75%	11/30/26	6,000	6,239	(a)
4.90%	11/30/46	10,000	11,566	(a)
AbbVie Inc.
3.20%	05/14/26	4,000	3,883	(a)
4.45%	05/14/46	11,000	10,201	(a)
4.88%	11/14/48	3,000	2,947	(a)
Activision Blizzard Inc.
2.30%	09/15/21	17,000	16,767	(a)
Aetna Inc.
3.50%	11/15/24	8,000	8,002	(a)
Aflac Inc.
4.00%	10/15/46	3,000	2,959	(a)
Alexandria Real Estate Equities Inc.
4.70%	07/01/30	3,000	3,209	(a)
Alimentation Couche-Tard Inc.
2.70%	07/26/22	8,000	7,895	(a,h)

State Street Income V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
4.50%	07/26/47	$4,000	$3,787	(a,h)
Allergan Finance LLC
3.25%	10/01/22	6,000	5,998	(a)
4.63%	10/01/42	2,000	1,896	(a)
Allergan Funding SCS
3.00%	03/12/20	20,000	19,986	(a)
3.45%	03/15/22	8,000	8,072	(a)
Allergan Sales LLC
5.00%	12/15/21	17,000	17,690	(a,h)
Altria Group Inc.
2.95%	05/02/23	5,000	4,969	(a)
3.80%	02/14/24	4,000	4,071	(a)
4.25%	08/09/42	2,000	1,740	(a)
4.40%	02/14/26	7,000	7,207	(a)
4.50%	05/02/43	3,000	2,692	(a)
4.80%	02/14/29	7,000	7,213	(a)
5.95%	02/14/49	5,000	5,365	(a)
Amazon.com Inc.
2.80%	08/22/24	5,000	5,010	(a)
3.15%	08/22/27	4,000	4,025	(a)
3.88%	08/22/37	2,000	2,081	(a)
4.05%	08/22/47	5,000	5,287	(a)
4.25%	08/22/57	5,000	5,366	(a)
Ameren Corp.
3.65%	02/15/26	5,000	5,054	(a)
American Campus Communities Operating Partnership LP
4.13%	07/01/24	4,000	4,090	(a)
American Express Co.
3.00%	10/30/24	8,000	7,960	(a)
American International Group Inc.
4.25%	03/15/29	15,000	15,225	(a)
4.50%	07/16/44	7,000	6,701	(a)
6.40%	12/15/20	7,000	7,402	(a)
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75%	04/01/48	3,000	2,916	(a,b)
American Tower Corp.
3.38%	10/15/26	5,000	4,893	(a)
4.40%	02/15/26	7,000	7,318	(a)
American Water Capital Corp.
2.95%	09/01/27	9,000	8,804	(a)
Amgen Inc.
2.20%	05/22/19	38,000	37,969	(a)
2.65%	05/11/22	9,000	8,950	(a)
3.20%	11/02/27	5,000	4,901	(a)
4.56%	06/15/48	8,000	7,986	(a)
4.66%	06/15/51	3,000	3,017	(a)
Anadarko Petroleum Corp.
4.85%	03/15/21	3,000	3,108	(a)
6.20%	03/15/40	5,000	5,633	(a)
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.20%	12/01/47	3,000	2,998	(a)
5.25%	01/15/25	49,000	50,808	(a)
5.50%	10/15/19	21,000	21,203	(a)
6.25%	10/15/22	13,000	13,380	(a)
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%	02/01/36	8,000	7,986	(a,h)
4.90%	02/01/46	9,000	9,049	(a,h)
Anheuser-Busch InBev Worldwide Inc.
4.00%	04/13/28	4,000	4,058	(a)
4.38%	04/15/38	15,000	14,399	(a)
4.60%	04/15/48	10,000	9,604	(a)
4.75%	04/15/58	7,000	6,654	(a)
5.55%	01/23/49	17,000	18,657	(a)
Anthem Inc.
3.30%	01/15/23	6,000	6,064	(a)
Apache Corp.
4.38%	10/15/28	3,000	3,024	(a)
5.10%	09/01/40	7,000	6,912	(a)
Apple Inc.
2.50%	02/09/22	7,000	7,001	(a)
2.85%	05/11/24	7,000	7,034	(a)

		Principal Amount	Fair Value
3.35%	02/09/27	$7,000	$7,142	(a)
3.45%	02/09/45	13,000	12,376	(a)
3.85%	08/04/46	7,000	7,086	(a)
4.25%	02/09/47	7,000	7,501	(a)
Applied Materials Inc.
4.35%	04/01/47	6,000	6,301	(a)
Aptiv PLC
4.40%	10/01/46	7,000	6,273	(a)
ArcelorMittal
4.55%	03/11/26	9,000	9,228
Archer-Daniels-Midland Co.
2.50%	08/11/26	6,000	5,758	(a)
Ascension Health
4.85%	11/15/53	10,000	11,646	(a)
AstraZeneca PLC
2.38%	11/16/20	6,000	5,964	(a)
3.50%	08/17/23	6,000	6,123	(a)
4.00%	01/17/29	3,000	3,127	(a)
4.38%	08/17/48	2,000	2,069	(a)
AT&T Inc.
3.00%	06/30/22	8,000	8,015	(a)
3.80%	03/15/22	11,000	11,281	(a)
4.35%	03/01/29	15,000	15,321	(a)
4.45%	04/01/24	7,000	7,344	(a)
4.50%	05/15/35	12,000	11,799	(a)
4.55%	03/09/49	4,000	3,777	(a)
4.75%	05/15/46	4,000	3,908	(a)
4.80%	06/15/44	7,000	6,837	(a)
4.85%	03/01/39	15,000	15,088	(a)
5.15%	11/15/46	2,000	2,045	(a)
5.25%	03/01/37	5,000	5,260	(a)
5.45%	03/01/47	7,000	7,474	(a)
Athene Holding Ltd.
4.13%	01/12/28	4,000	3,840	(a)
Avangrid Inc.
3.15%	12/01/24	9,000	8,890	(a)
Bank of America Corp.
2.65%	04/01/19	18,000	18,000
3.95%	04/21/25	7,000	7,132	(a)
4.18%	11/25/27	11,000	11,167	(a)
4.25%	10/22/26	11,000	11,269	(a)
Bank of America Corp. (2.37% fixed rate until 07/21/20; 0.66% + 3 month USD LIBOR thereafter)
2.37%	07/21/21	10,000	9,935	(a,b)
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%	01/20/23	8,000	8,020	(a,b)
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%	01/23/26	14,000	13,995	(a,b)
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%	12/20/28	12,000	11,745	(a,b)
Bank of America Corp. (3.46% fixed rate until 03/15/24; 0.97% + 3 month USD LIBOR thereafter)
3.46%	03/15/25	15,000	15,175	(a,b)
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%	01/23/49	3,000	2,925	(a,b)
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%	04/24/38	11,000	11,266	(a,b)
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27%	07/23/29	3,000	3,122	(a,b)
Bank of America Corp. (4.33% fixed rate until 03/15/49; 1.52% + 3 month USD LIBOR thereafter)
4.33%	03/15/50	5,000	5,187	(a,b)
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44%	01/20/48	3,000	3,120	(a,b)

State Street Income V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
Bank of Montreal (4.34% fixed rate until 10/05/23; 1.28% + USD 5 year Swap Rate thereafter)
4.34%	10/05/28	$17,000	$17,339	(a,b)
Barrick North America Finance LLC
5.70%	05/30/41	3,000	3,423	(a)
BAT Capital Corp.
2.30%	08/14/20	27,000	26,726	(a)
2.76%	08/15/22	7,000	6,882	(a)
3.56%	08/15/27	5,000	4,734	(a)
4.39%	08/15/37	3,000	2,688	(a)
4.54%	08/15/47	4,000	3,499	(a)
Baxalta Inc.
2.88%	06/23/20	5,000	4,994	(a)
Becton Dickinson and Co.
2.89%	06/06/22	11,000	10,933	(a)
3.70%	06/06/27	16,000	15,938	(a)
3.73%	12/15/24	2,000	2,031	(a)
4.67%	06/06/47	3,000	3,137	(a)
4.69%	12/15/44	2,000	2,059	(a)
Berkshire Hathaway Energy Co.
2.40%	02/01/20	17,000	16,964	(a)
3.25%	04/15/28	4,000	3,977	(a)
3.80%	07/15/48	5,000	4,775	(a)
6.13%	04/01/36	5,000	6,281	(a)
Berkshire Hathaway Finance Corp.
4.25%	01/15/49	6,000	6,287	(a)
Biogen Inc.
2.90%	09/15/20	7,000	7,003	(a)
BNP Paribas S.A.
5.00%	01/15/21	7,000	7,274	(a)
Boston Scientific Corp.
4.00%	03/01/28	5,000	5,146	(a)
4.70%	03/01/49	4,000	4,245	(a)
BP Capital Markets America Inc.
3.02%	01/16/27	21,000	20,613	(a)
3.22%	11/28/23	16,000	16,203	(a)
Brighthouse Financial Inc.
3.70%	06/22/27	2,000	1,810	(a)
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%	01/15/23	3,000	2,916	(a)
3.00%	01/15/22	6,000	5,976	(a)
3.13%	01/15/25	3,000	2,868	(a)
3.88%	01/15/27	2,000	1,911	(a)
Brown-Forman Corp.
4.00%	04/15/38	2,000	2,065	(a)
Buckeye Partners LP
5.60%	10/15/44	7,000	6,718	(a)
Bunge Limited Finance Corp.
3.75%	09/25/27	3,000	2,723	(a)
Burlington Northern Santa Fe LLC
4.15%	12/15/48	8,000	8,404	(a)
4.55%	09/01/44	11,000	12,059	(a)
Campbell Soup Co.
3.30%	03/15/21	11,000	11,060	(a)
Canadian Natural Resources Ltd.
3.85%	06/01/27	3,000	3,006	(a)
4.95%	06/01/47	2,000	2,171	(a)
Capital One Financial Corp.
3.75%	07/28/26	9,000	8,773	(a)
4.75%	07/15/21	15,000	15,713	(a)
Cardinal Health Inc.
2.62%	06/15/22	6,000	5,922	(a)
3.08%	06/15/24	4,000	3,909	(a)
Caterpillar Financial Services Corp.
2.55%	11/29/22	16,000	15,923	(a)
Caterpillar Inc.
3.80%	08/15/42	4,000	4,062	(a)
CBS Corp.
2.90%	01/15/27	5,000	4,666	(a)
3.70%	06/01/28	4,000	3,900	(a)
Celgene Corp.
3.45%	11/15/27	2,000	1,976	(a)

		Principal Amount	Fair Value
4.55%	02/20/48	$7,000	$7,104	(a)
5.00%	08/15/45	5,000	5,299	(a)
Cenovus Energy Inc.
4.25%	04/15/27	2,000	1,970	(a)
4.45%	09/15/42	2,000	1,768	(a)
5.40%	06/15/47	3,000	2,988	(a)
CenterPoint Energy Inc.
2.50%	09/01/22	15,000	14,676	(a)
3.60%	11/01/21	8,000	8,123	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	38,000	38,277	(a)
4.91%	07/23/25	5,000	5,277	(a)
5.05%	03/30/29	12,000	12,646	(a)
5.75%	04/01/48	10,000	10,450	(a)
6.38%	10/23/35	3,000	3,341	(a)
6.48%	10/23/45	5,000	5,609	(a)
Chevron Corp.
2.42%	11/17/20	7,000	6,985	(a)
3.19%	06/24/23	4,000	4,092	(a)
Chubb INA Holdings Inc.
4.35%	11/03/45	8,000	8,698	(a)
Church & Dwight Company Inc.
2.45%	08/01/22	7,000	6,892	(a)
Cigna Corp.
3.20%	09/17/20	10,000	10,053	(a,h)
3.40%	09/17/21	7,000	7,073	(a,h)
3.75%	07/15/23	6,000	6,146	(a,h)
4.13%	11/15/25	7,000	7,245	(a,h)
4.38%	10/15/28	3,000	3,111	(a,h)
4.80%	08/15/38	3,000	3,086	(a,h)
4.90%	12/15/48	3,000	3,097	(a,h)
Cigna Holding Co.
3.25%	04/15/25	7,000	6,935	(a)
3.88%	10/15/47	6,000	5,333	(a)
Cimarex Energy Co.
3.90%	05/15/27	2,000	1,992
4.38%	03/15/29	10,000	10,300
Cisco Systems Inc.
5.90%	02/15/39	5,000	6,553	(a)
Citigroup Inc.
2.70%	10/27/22	8,000	7,923	(a)
2.90%	12/08/21	32,000	31,985	(a)
4.40%	06/10/25	5,000	5,177	(a)
4.45%	09/29/27	4,000	4,109	(a)
4.65%	07/23/48	14,000	15,029	(a)
4.75%	05/18/46	9,000	9,294	(a)
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%	07/24/23	7,000	6,951	(a,b)
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%	01/24/39	7,000	6,806	(a,b)
Citigroup Inc. (4.28% fixed rate until 04/24/47; 1.84% + 3 month USD LIBOR thereafter)
4.28%	04/24/48	11,000	11,236	(a,b)
Citigroup Inc. (5.88% fixed rate until 03/27/20; 4.06% + 3 month USD LIBOR thereafter)
5.88%	12/29/49	23,000	23,229	(a,b)
CME Group Inc.
3.75%	06/15/28	2,000	2,104	(a)
CMS Energy Corp.
4.88%	03/01/44	14,000	15,423	(a)
CNA Financial Corp.
3.45%	08/15/27	5,000	4,865	(a)
5.88%	08/15/20	25,000	25,999	(a)
CNH Industrial Capital LLC
3.38%	07/15/19	8,000	8,006	(a)
4.38%	11/06/20	7,000	7,122	(a)
4.88%	04/01/21	8,000	8,228	(a)
CNH Industrial N.V.
3.85%	11/15/27	11,000	10,531	(a)

State Street Income V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
Columbia Pipeline Group Inc.
3.30%	06/01/20	$7,000	$7,028	(a)
Comcast Corp.
3.20%	07/15/36	7,000	6,348	(a)
3.38%	08/15/25	5,000	5,070	(a)
3.97%	11/01/47	22,000	21,274	(a)
4.15%	10/15/28	16,000	16,845	(a)
4.25%	10/15/30	7,000	7,432	(a)
4.60%	08/15/45	3,000	3,187	(a)
4.70%	10/15/48	4,000	4,342	(a)
CommonSpirit Health
4.35%	11/01/42	16,000	15,184	(a)
Conagra Brands Inc.
3.80%	10/22/21	14,000	14,256	(a)
4.30%	05/01/24	6,000	6,212
5.30%	11/01/38	3,000	3,028	(a)
5.40%	11/01/48	4,000	4,016	(a)
Conagra Brands Inc. 0.75% + 3 month USD LIBOR
3.51%	10/22/20	9,000	8,988	(a,b)
Concho Resources Inc.
3.75%	10/01/27	3,000	2,977	(a)
4.30%	08/15/28	8,000	8,256	(a)
4.88%	10/01/47	4,000	4,215	(a)
ConocoPhillips Co.
4.30%	11/15/44	8,000	8,527	(a)
Consolidated Edison Company of New York Inc.
2.90%	12/01/26	12,000	11,575	(a)
3.88%	06/15/47	4,000	3,909	(a)
Constellation Brands Inc.
3.70%	12/06/26	6,000	5,973	(a)
4.50%	05/09/47	8,000	7,759	(a)
Continental Resources Inc.
4.50%	04/15/23	15,000	15,539	(a)
Corning Inc.
4.38%	11/15/57	6,000	5,560	(a)
Corporation Andina de Fomento
2.20%	07/18/20	16,000	15,844	(a)
4.38%	06/15/22	69,000	71,638	(a)
Crown Castle International Corp.
5.20%	02/15/49	6,000	6,314	(a)
CSX Corp.
4.50%	03/15/49 - 08/01/54	19,000	19,596	(a)
CubeSmart LP
4.38%	02/15/29	7,000	7,166	(a)
CVS Health Corp.
2.25%	08/12/19	15,000	14,969	(a)
3.13%	03/09/20	47,000	47,127	(a)
3.35%	03/09/21	11,000	11,089	(a)
3.70%	03/09/23	17,000	17,277	(a)
3.88%	07/20/25	5,000	5,062	(a)
4.10%	03/25/25	7,000	7,185	(a)
4.30%	03/25/28	2,000	2,028	(a)
4.78%	03/25/38	6,000	5,940	(a)
5.00%	12/01/24	6,000	6,389	(a)
5.05%	03/25/48	8,000	8,057	(a)
D.R. Horton Inc.
2.55%	12/01/20	12,000	11,912	(a)
Dell International LLC/EMC Corp.
4.00%	07/15/24	9,000	9,070	(a,h)
5.30%	10/01/29	7,000	7,078	(a,h)
5.45%	06/15/23	5,000	5,328	(a,h)
6.02%	06/15/26	5,000	5,382	(a,h)
8.10%	07/15/36	2,000	2,347	(a,h)
8.35%	07/15/46	4,000	4,828	(a,h)
Deutsche Bank AG
2.70%	07/13/20	12,000	11,871	(a)
Devon Energy Corp.
4.00%	07/15/21	16,000	16,331	(a)
5.00%	06/15/45	6,000	6,271	(a)
Diageo Investment Corp.
2.88%	05/11/22	17,000	17,095	(a)
Discovery Communications LLC

		Principal Amount	Fair Value
2.20%	09/20/19	$9,000	$8,965	(a)
3.95%	03/20/28	5,000	4,862	(a)
4.95%	05/15/42	2,000	1,877	(a)
5.00%	09/20/37	3,000	2,913	(a)
Dollar Tree Inc.
4.00%	05/15/25	7,000	7,082	(a)
Dominion Energy Inc.
2.58%	07/01/20	9,000	8,955	(a)
DowDuPont Inc.
3.77%	11/15/20	25,000	25,454	(a)
5.32%	11/15/38	3,000	3,334	(a)
5.42%	11/15/48	3,000	3,384	(a)
DTE Energy Co.
2.85%	10/01/26	8,000	7,612	(a)
3.85%	12/01/23	7,000	7,217	(a)
Duke Energy Carolinas LLC
3.95%	03/15/48	5,000	5,110	(a)
Duke Energy Corp.
1.80%	09/01/21	7,000	6,835	(a)
3.55%	09/15/21	6,000	6,089	(a)
3.75%	09/01/46	3,000	2,807	(a)
Duke Energy Progress LLC
4.15%	12/01/44	11,000	11,443	(a)
Duke Realty LP
3.25%	06/30/26	4,000	3,940	(a)
3.38%	12/15/27	3,000	2,955	(a)
Duquesne Light Holdings Inc.
3.62%	08/01/27	11,000	10,817	(a,h)
Eastman Chemical Co.
3.50%	12/01/21	8,000	8,108	(a)
3.60%	08/15/22	7,000	7,131	(a)
4.50%	01/15/21	16,000	16,330	(a)
Eaton Corp.
3.10%	09/15/27	4,000	3,934	(a)
Ecolab Inc.
3.25%	12/01/27	2,000	2,009	(a)
3.95%	12/01/47	4,000	4,079	(a)
Edison International
4.13%	03/15/28	5,000	4,720
EI du Pont de Nemours & Co. 0.53% + 3 month USD LIBOR
3.27%	05/01/20	13,000	13,034	(a,b)
Eli Lilly & Co.
3.38%	03/15/29	8,000	8,209	(a)
3.70%	03/01/45	2,000	1,981	(a)
3.95%	03/15/49	8,000	8,186	(a)
Emera US Finance LP
4.75%	06/15/46	3,000	3,111	(a)
Enbridge Energy Partners LP
5.50%	09/15/40	4,000	4,478	(a)
Encana Corp.
3.90%	11/15/21	9,000	9,182	(a)
Energy Transfer Operating LP
4.25%	03/15/23	8,000	8,177	(a)
4.50%	04/15/24	16,000	16,730	(a)
4.95%	06/15/28	4,000	4,194	(a)
5.88%	01/15/24	28,000	30,615	(a)
6.13%	12/15/45	3,000	3,234	(a)
6.50%	02/01/42	8,000	8,970	(a)
7.50%	10/15/20	14,000	14,881	(a)
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	4,000	4,166	(a)
Entergy Louisiana LLC
3.05%	06/01/31	10,000	9,536	(a)
4.00%	03/15/33	3,000	3,147	(a)
Enterprise Products Operating LLC
4.25%	02/15/48	17,000	16,582	(a)
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%	08/16/77	7,000	6,465	(a,b)
EOG Resources Inc.
4.10%	02/01/21	12,000	12,287	(a)
5.10%	01/15/36	4,000	4,508	(a)

State Street Income V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
EPR Properties
4.95%	04/15/28	$4,000	$4,157	(a)
EQM Midstream Partners LP
4.75%	07/15/23	2,000	2,039	(a)
5.50%	07/15/28	2,000	2,021	(a)
ERP Operating LP
4.50%	07/01/44	9,000	9,693	(a)
Exelon Corp.
3.50%	06/01/22	9,000	9,092	(a)
4.45%	04/15/46	7,000	7,189	(a)
Express Scripts Holding Co.
3.40%	03/01/27	5,000	4,870	(a)
Exxon Mobil Corp.
2.22%	03/01/21	7,000	6,966	(a)
FedEx Corp.
4.10%	02/01/45	12,000	10,835	(a)
Fifth Third Bancorp
3.65%	01/25/24	12,000	12,285	(a)
FirstEnergy Corp.
3.90%	07/15/27	2,000	2,028	(a)
FirstEnergy Transmission LLC
4.55%	04/01/49	7,000	7,155	(a,h)
Florida Power & Light Co.
4.13%	02/01/42	15,000	15,896	(a)
Ford Motor Co.
4.35%	12/08/26	6,000	5,560	(a)
General Dynamics Corp.
2.13%	08/15/26	9,000	8,498	(a)
2.88%	05/11/20	11,000	11,039
3.00%	05/11/21	17,000	17,152	(a)
3.50%	05/15/25	6,000	6,215	(a)
General Mills Inc.
3.20%	04/16/21	9,000	9,078	(a)
3.70%	10/17/23	5,000	5,124	(a)
4.55%	04/17/38	2,000	1,981	(a)
4.70%	04/17/48	3,000	2,995	(a)
General Motors Co.
5.20%	04/01/45	3,000	2,672	(a)
5.40%	04/01/48	2,000	1,831	(a)
General Motors Financial Company Inc.
2.35%	10/04/19	12,000	11,969	(a)
3.20%	07/13/20	7,000	7,017	(a)
3.45%	01/14/22 – 04/10/22	22,000	22,032	(a)
3.55%	04/09/21	17,000	17,091	(a)
5.25%	03/01/26	16,000	16,503	(a)
Georgia-Pacific LLC
3.60%	03/01/25	38,000	38,824	(a,h)
Gilead Sciences Inc.
2.55%	09/01/20	7,000	6,991	(a)
2.95%	03/01/27	3,000	2,914	(a)
3.50%	02/01/25	4,000	4,075	(a)
3.65%	03/01/26	2,000	2,040	(a)
4.15%	03/01/47	9,000	8,672	(a)
GlaxoSmithKline Capital Inc.
3.38%	05/15/23	7,000	7,166	(a)
3.63%	05/15/25	6,000	6,204	(a)
GlaxoSmithKline Capital PLC
3.13%	05/14/21	8,000	8,085	(a)
3.38%	06/01/29	18,000	18,195	(a)
Glencore Finance Canada Ltd.
4.95%	11/15/21	7,000	7,273	(a,h)
Glencore Funding LLC
4.13%	03/12/24	19,000	19,211	(a,h)
4.88%	03/12/29	7,000	7,076	(a,h)
Halliburton Co.
3.80%	11/15/25	5,000	5,110	(a)
5.00%	11/15/45	6,000	6,384	(a)
Hess Corp.
5.60%	02/15/41	4,000	4,050	(a)
5.80%	04/01/47	2,000	2,081	(a)
Hewlett Packard Enterprise Co.
6.35%	10/15/45	5,000	5,230	(a)

		Principal Amount	Fair Value
Highwoods Realty LP
4.13%	03/15/28	$7,000	$7,075	(a)
4.20%	04/15/29	11,000	11,146	(a)
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter)
6.50%	12/31/99	15,000	14,866	(a,b)
Hyundai Capital America
3.10%	04/05/22	7,000	6,938	(a,h)
Ingersoll-Rand Luxembourg Finance S.A.
3.50%	03/21/26	11,000	11,109	(a)
3.55%	11/01/24	7,000	7,136	(a)
3.80%	03/21/29	11,000	11,165	(a)
Intel Corp.
2.60%	05/19/26	8,000	7,828	(a)
2.88%	05/11/24	3,000	3,021	(a)
International Paper Co.
4.40%	08/15/47	7,000	6,548	(a)
Interstate Power & Light Co.
3.40%	08/15/25	8,000	7,966	(a)
Jabil Inc.
3.95%	01/12/28	4,000	3,723	(a)
Jefferies Group LLC
5.13%	01/20/23	10,000	10,589	(a)
6.50%	01/20/43	16,000	16,679	(a)
Johnson & Johnson
3.63%	03/03/37	5,000	5,064	(a)
Johnson Controls International PLC
4.50%	02/15/47	5,000	4,777	(a)
JPMorgan Chase & Co.
2.30%	08/15/21	23,000	22,745	(a)
2.55%	10/29/20	13,000	12,966	(a)
3.30%	04/01/26	14,000	14,025	(a)
3.63%	12/01/27	5,000	4,969	(a)
JPMorgan Chase & Co. (3.51% fixed rate until 01/23/28; 0.95% + 3 month USD LIBOR thereafter)
3.51%	01/23/29	7,000	6,933	(a,b)
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%	07/24/38	7,000	6,853	(a,b)
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%	01/23/49	10,000	9,678	(a,b)
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96%	01/29/27	12,000	12,386	(a,b)
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%	04/23/29	4,000	4,102	(a,b)
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%	07/24/48	7,000	6,895	(a,b)
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%	10/29/49	36,000	37,785	(a,b)
JPMorgan Chase & Co. 3.47% + 3 month USD LIBOR
6.22%	12/29/49	11,000	11,045	(a,b)
Keurig Dr Pepper Inc.
3.55%	05/25/21	22,000	22,239	(a,h)
4.06%	05/25/23	7,000	7,202	(a,h)
4.50%	11/15/45	3,000	2,762	(a)
Kinder Morgan Energy Partners LP
3.50%	03/01/21	21,000	21,193	(a)
4.70%	11/01/42	2,000	1,942	(a)
5.30%	09/15/20	7,000	7,232	(a)
6.38%	03/01/41	9,000	10,413	(a)
Kinder Morgan Inc.
3.05%	12/01/19	8,000	8,004	(a)
4.30%	03/01/28	3,000	3,101	(a)
5.05%	02/15/46	9,000	9,215	(a)
5.55%	06/01/45	10,000	10,919	(a)
Kraft Heinz Foods Co.
2.80%	07/02/20	7,000	6,985	(a)

State Street Income V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
4.38%	06/01/46	$6,000	$5,191	(a)
L3 Technologies Inc.
3.85%	12/15/26	6,000	6,098	(a)
Lam Research Corp.
4.00%	03/15/29	11,000	11,222	(a)
Liberty Property LP
4.38%	02/01/29	8,000	8,336	(a)
Lincoln National Corp.
3.63%	12/12/26	4,000	4,016	(a)
4.35%	03/01/48	7,000	6,935	(a)
Lockheed Martin Corp.
4.50%	05/15/36	7,000	7,596	(a)
Lowe’s Companies Inc.
4.05%	05/03/47	4,000	3,761	(a)
LYB International Finance BV
4.88%	03/15/44	5,000	4,908	(a)
Marathon Oil Corp.
2.70%	06/01/20	16,000	15,938	(a)
3.85%	06/01/25	7,000	7,089	(a)
Mars Inc.
2.70%	04/01/25	18,000	17,924	(a,h)
3.20%	04/01/30	7,000	7,010	(a,h)
3.60%	04/01/34	4,000	4,026	(a,h)
Marsh & McLennan Companies Inc.
3.50%	03/10/25	7,000	7,177	(a)
4.90%	03/15/49	11,000	12,045	(a)
Masco Corp.
3.50%	11/15/27	2,000	1,898	(a)
McDonald’s Corp.
3.70%	01/30/26	5,000	5,163	(a)
3.80%	04/01/28	9,000	9,286	(a)
4.88%	12/09/45	8,000	8,644	(a)
McKesson Corp.
3.65%	11/30/20	33,000	33,375	(a)
Medtronic Inc.
4.63%	03/15/45	2,000	2,284	(a)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	17,000	17,604	(a)
Merck & Company Inc.
2.75%	02/10/25	7,000	7,010	(a)
3.40%	03/07/29	11,000	11,307	(a)
4.00%	03/07/49	6,000	6,244	(a)
MetLife Inc.
4.05%	03/01/45	3,000	2,990	(a)
4.72%	12/15/44	10,000	10,944	(a)
Microsoft Corp.
2.40%	08/08/26	6,000	5,822	(a)
3.45%	08/08/36	5,000	5,032	(a)
3.50%	02/12/35	3,000	3,044	(a)
3.70%	08/08/46	11,000	11,261	(a)
4.00%	02/12/55	7,000	7,327	(a)
4.10%	02/06/37	4,000	4,350	(a)
4.50%	02/06/57	3,000	3,437	(a)
Mitsubishi UFJ Financial Group Inc.
3.54%	07/26/21	18,000	18,248	(a)
Molson Coors Brewing Co.
2.10%	07/15/21	7,000	6,862	(a)
4.20%	07/15/46	6,000	5,327	(a)
Morgan Stanley
2.63%	11/17/21	18,000	17,893	(a)
2.65%	01/27/20	23,000	22,982	(a)
2.75%	05/19/22	26,000	25,841	(a)
3.70%	10/23/24	7,000	7,134	(a)
3.95%	04/23/27	34,000	33,973	(a)
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%	07/22/38	10,000	9,782	(a,b)
Morgan Stanley (4.43% fixed rate until 01/23/29; 1.63% + 3 month USD LIBOR thereafter)
4.43%	01/23/30	7,000	7,379	(a,b)
MPLX LP
3.38%	03/15/23	5,000	5,037	(a)

		Principal Amount	Fair Value
4.50%	04/15/38	$4,000	$3,800	(a)
4.70%	04/15/48	6,000	5,730	(a)
Mylan Inc.
5.20%	04/15/48	5,000	4,515	(a)
Mylan N.V.
3.15%	06/15/21	7,000	6,979	(a)
3.95%	06/15/26	2,000	1,914	(a)
National Retail Properties Inc.
4.00%	11/15/25	6,000	6,138	(a)
Newfield Exploration Co.
5.75%	01/30/22	34,000	36,283	(a)
Newmont Mining Corp.
4.88%	03/15/42	7,000	7,332	(a)
Nexen Inc.
6.40%	05/15/37	7,000	9,014	(a)
NextEra Energy Capital Holdings Inc.
3.25%	04/01/26	11,000	11,003	(a)
Noble Energy Inc.
3.90%	11/15/24	4,000	4,042	(a)
5.05%	11/15/44	3,000	2,979	(a)
Nordstrom Inc.
5.00%	01/15/44	2,000	1,807	(a)
Norfolk Southern Corp.
3.95%	10/01/42	6,000	5,841	(a)
Northern States Power Co.
2.20%	08/15/20	42,000	41,772	(a)
Northrop Grumman Corp.
2.55%	10/15/22	5,000	4,949	(a)
3.85%	04/15/45	4,000	3,831	(a)
4.03%	10/15/47	3,000	2,960	(a)
Novartis Capital Corp.
3.00%	11/20/25	3,000	3,044	(a)
Nucor Corp.
3.95%	05/01/28	6,000	6,243	(a)
4.13%	09/15/22	6,000	6,252	(a)
Nutrien Ltd.
4.00%	12/15/26	3,000	3,035	(a)
4.90%	06/01/43	6,000	6,122	(a)
Occidental Petroleum Corp.
4.10%	02/15/47	6,000	6,136	(a)
4.20%	03/15/48	3,000	3,143	(a)
Omnicom Group Inc./Omnicom Capital Inc.
3.63%	05/01/22	7,000	7,124	(a)
Oncor Electric Delivery Company LLC
3.80%	09/30/47	2,000	2,010	(a)
Oracle Corp.
2.40%	09/15/23	4,000	3,930	(a)
2.65%	07/15/26	7,000	6,772	(a)
3.80%	11/15/37	3,000	3,005	(a)
4.00%	07/15/46 - 11/15/47	15,000	15,084	(a)
Oshkosh Corp.
5.38%	03/01/25	6,000	6,185	(a)
Owens Corning
4.40%	01/30/48	5,000	4,114	(a)
PacifiCorp
6.25%	10/15/37	4,000	5,152	(a)
Packaging Corporation of America
3.40%	12/15/27	3,000	2,915	(a)
PepsiCo Inc.
3.45%	10/06/46	6,000	5,787	(a)
Petroleos Mexicanos
5.35%	02/12/28	10,000	9,276	(a)
5.63%	01/23/46	10,000	8,222	(a)
6.35%	02/12/48	10,000	8,815	(a)
6.38%	01/23/45	12,000	10,608	(a)
6.50%	03/13/27	15,000	15,063	(a)
6.75%	09/21/47	20,000	18,346	(a)
Pfizer Inc.
3.00%	12/15/26	5,000	5,009	(a)
3.20%	09/15/23	6,000	6,142	(a)
3.45%	03/15/29	9,000	9,249	(a)
3.60%	09/15/28	7,000	7,287	(a)

State Street Income V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
3.90%	03/15/39	$5,000	$5,136	(a)
4.00%	03/15/49	8,000	8,287	(a)
4.13%	12/15/46	7,000	7,371	(a)
4.40%	05/15/44	4,000	4,336	(a)
Philip Morris International Inc.
4.13%	03/04/43	7,000	6,609	(a)
Phillips 66 Co.
3.90%	03/15/28	7,000	7,133	(a)
Phillips 66 Partners LP
3.75%	03/01/28	3,000	2,955	(a)
4.68%	02/15/45	6,000	5,902	(a)
Pioneer Natural Resources Co.
3.95%	07/15/22	10,000	10,286
Plains All American Pipeline LP/PAA Finance Corp.
4.70%	06/15/44	6,000	5,572	(a)
5.75%	01/15/20	8,000	8,160	(a)
PPL Capital Funding Inc.
3.10%	05/15/26	12,000	11,521	(a)
Precision Castparts Corp.
4.38%	06/15/45	12,000	12,988	(a)
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%	09/15/48	12,000	12,098	(a,b)
Public Service Company of Colorado
3.70%	06/15/28	7,000	7,292	(a)
Public Service Electric & Gas Co.
2.38%	05/15/23	37,000	36,560	(a)
QUALCOMM Inc.
2.90%	05/20/24	2,000	1,969	(a)
3.00%	05/20/22	5,000	5,038	(a)
3.25%	05/20/27	2,000	1,954	(a)
4.30%	05/20/47	3,000	2,858	(a)
Realty Income Corp.
3.00%	01/15/27	5,000	4,859	(a)
Regions Financial Corp.
3.80%	08/14/23	7,000	7,194	(a)
Reynolds American Inc.
4.45%	06/12/25	4,000	4,111	(a)
Rio Tinto Finance USA PLC
4.13%	08/21/42	6,000	6,286	(a)
Rockwell Automation Inc.
3.50%	03/01/29	3,000	3,085
4.20%	03/01/49	6,000	6,332	(a)
Rockwell Collins Inc.
3.50%	03/15/27	3,000	2,963	(a)
Rogers Communications Inc.
5.00%	03/15/44	4,000	4,453	(a)
RPM International Inc.
3.75%	03/15/27	2,000	1,932	(a)
Ryder System Inc.
2.45%	09/03/19	49,000	48,888	(a)
3.65%	03/18/24	15,000	15,321	(a)
Sabine Pass Liquefaction LLC
4.20%	03/15/28	4,000	4,031	(a)
5.00%	03/15/27	2,000	2,121	(a)
Santander Holdings USA Inc.
2.65%	04/17/20	23,000	22,918	(a)
3.70%	03/28/22	15,000	15,176	(a)
4.40%	07/13/27	4,000	3,981	(a)
Schlumberger Holdings Corp.
3.63%	12/21/22	34,000	34,889	(a,h)
Selective Insurance Group Inc.
5.38%	03/01/49	8,000	8,205	(a)
Sempra Energy
3.80%	02/01/38	2,000	1,831	(a)
4.00%	02/01/48	4,000	3,666	(a)
Shell International Finance BV
2.38%	08/21/22	11,000	10,924	(a)
3.75%	09/12/46	7,000	6,992	(a)
4.13%	05/11/35	8,000	8,510	(a)
Shire Acquisitions Investments Ireland DAC
2.40%	09/23/21	7,000	6,912	(a)

		Principal Amount	Fair Value
2.88%	09/23/23	$3,000	$2,961	(a)
3.20%	09/23/26	3,000	2,901	(a)
Simon Property Group LP
3.38%	06/15/27	4,000	4,025	(a)
Smithfield Foods Inc.
2.70%	01/31/20	8,000	7,952	(a,h)
Southern California Edison Co.
2.40%	02/01/22	19,000	18,441	(a)
2.90%	03/01/21	13,000	12,871	(a)
4.20%	03/01/29	11,000	11,186	(a)
Southern Company Gas Capital Corp.
4.40%	05/30/47	2,000	2,005	(a)
Southern Copper Corp.
5.88%	04/23/45	8,000	8,988	(a)
Southwestern Electric Power Co.
2.75%	10/01/26	7,000	6,655	(a)
Spectra Energy Partners LP
3.38%	10/15/26	2,000	1,964	(a)
4.50%	03/15/45	3,000	3,025	(a)
Starbucks Corp.
4.00%	11/15/28	6,000	6,268	(a)
Sumitomo Mitsui Financial Group Inc.
2.78%	07/12/22	11,000	10,947	(a)
Suncor Energy Inc.
4.00%	11/15/47	3,000	2,953	(a)
Sunoco Logistics Partners Operations LP
5.30%	04/01/44	5,000	4,874	(a)
Sysco Corp.
3.25%	07/15/27	4,000	3,927	(a)
Tampa Electric Co.
4.35%	05/15/44	15,000	15,228	(a)
Target Corp.
2.50%	04/15/26	5,000	4,866	(a)
3.38%	04/15/29	15,000	15,234	(a)
Teck Resources Ltd.
5.40%	02/01/43	15,000	14,833	(a)
Teva Pharmaceutical Finance Netherlands III BV
1.70%	07/19/19	46,000	45,701	(a)
2.20%	07/21/21	8,000	7,616	(a)
Texas Instruments Inc.
3.88%	03/15/39	6,000	6,241	(a)
4.15%	05/15/48	5,000	5,376
The Allstate Corp.
4.20%	12/15/46	6,000	6,196	(a)
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%	08/15/53	18,000	18,279	(a,b)
The Bank of New York Mellon Corp. (2.66% fixed rate until 05/16/22; 0.63% + 3 month USD LIBOR thereafter)
2.66%	05/16/23	29,000	28,840	(a,b)
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%	12/29/49	34,000	32,186	(a,b)
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%	12/31/99	16,000	14,727	(a,b)
The Boeing Co.
3.25%	03/01/28	3,000	3,009	(a)
The Cleveland Electric Illuminating Co.
4.55%	11/15/30	18,000	18,937	(a,h)
The Dow Chemical Co.
4.25%	10/01/34	5,000	4,888	(a)
5.55%	11/30/48	4,000	4,463	(a,h)
The George Washington University
4.13%	09/15/48	8,000	8,342	(a)
The Goldman Sachs Group Inc.
3.50%	11/16/26	15,000	14,766	(a)
3.85%	01/26/27	4,000	4,016	(a)
4.25%	10/21/25	2,000	2,046	(a)
5.15%	05/22/45	5,000	5,258	(a)

State Street Income V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
The Goldman Sachs Group Inc. (2.88% fixed rate until 10/31/21; 0.82% + 3 month USD LIBOR thereafter)
2.88%	10/31/22	$7,000	$6,947	(a,b)
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91%	06/05/23	11,000	10,875	(a,b)
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%	04/23/29	4,000	3,963	(a,b)
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%	10/31/38	6,000	5,714	(a,b)
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22%	05/01/29	11,000	11,222	(a,b)
The Hartford Financial Services Group Inc. 2.13% + 3 month USD LIBOR
4.81%	02/12/47	10,000	8,663	(a,b,h)
The Home Depot Inc.
3.35%	09/15/25	2,000	2,060
3.50%	09/15/56	7,000	6,426	(a)
3.90%	12/06/28—06/15/47	13,000	13,453	(a)
4.50%	12/06/48	4,000	4,426	(a)
The Interpublic Group of Companies Inc.
3.75%	10/01/21	10,000	10,156	(a)
The Kroger Co.
2.95%	11/01/21	17,000	17,012	(a)
4.65%	01/15/48	4,000	3,723	(a)
The Mosaic Co.
5.63%	11/15/43	3,000	3,182	(a)
The Sherwin-Williams Co.
2.25%	05/15/20	7,000	6,959	(a)
2.75%	06/01/22	7,000	6,957	(a)
The Southern Co.
4.40%	07/01/46	4,000	4,022	(a)
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63%	09/15/31	13,000	12,861	(a,b)
The Walt Disney Co.
3.38%	11/15/26	5,000	5,104	(h)
4.50%	02/15/21	7,000	7,245	(h)
4.75%	11/15/46	4,000	4,631	(a,h)
6.65%	11/15/37	8,000	11,025	(a,h)
The Williams Companies Inc.
3.75%	06/15/27	3,000	2,979	(a)
4.85%	03/01/48	7,000	6,990	(a)
4.90%	01/15/45	5,000	4,987	(a)
5.40%	03/04/44	4,000	4,236	(a)
Time Warner Cable LLC
4.50%	09/15/42	3,000	2,631	(a)
6.55%	05/01/37	5,000	5,518	(a)
Total Capital International S.A.
3.46%	02/19/29	15,000	15,338	(a)
TransCanada PipeLines Ltd.
4.25%	05/15/28	14,000	14,614	(a)
4.88%	01/15/26	3,000	3,242	(a)
Transcontinental Gas Pipe Line Company LLC
4.00%	03/15/28	6,000	6,115	(a)
TWDC Enterprises 18 Corp.
4.13%	06/01/44	6,000	6,385	(a)
Tyco Electronics Group S.A.
2.35%	08/01/19	35,000	34,905	(a)
3.13%	08/15/27	5,000	4,835	(a)
Tyson Foods Inc.
2.65%	08/15/19	7,000	6,992	(a)
4.00%	03/01/26	15,000	15,338	(a)
4.55%	06/02/47	2,000	1,889	(a)
U.S. Bancorp
3.15%	04/27/27	10,000	10,040	(a)
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter)
5.13%	12/29/49	42,000	42,758	(a,b)
Union Pacific Corp.

		Principal Amount	Fair Value
3.20%	06/08/21	$16,000	$16,184	(a)
3.50%	06/08/23	12,000	12,284	(a)
3.60%	09/15/37	3,000	2,851	(a)
3.70%	03/01/29	15,000	15,404	(a)
4.10%	09/15/67	5,000	4,625	(a)
4.30%	03/01/49	5,000	5,157	(a)
United Technologies Corp.
3.65%	08/16/23	7,000	7,183	(a)
3.95%	08/16/25	2,000	2,078	(a)
4.13%	11/16/28	2,000	2,080	(a)
4.15%	05/15/45	5,000	4,904	(a)
4.45%	11/16/38	4,000	4,149	(a)
4.50%	06/01/42	4,000	4,129	(a)
UnitedHealth Group Inc.
4.45%	12/15/48	14,000	15,180	(a)
4.75%	07/15/45	8,000	9,010	(a)
Vale Overseas Ltd.
4.38%	01/11/22	6,000	6,110	(a)
6.25%	08/10/26	12,000	13,102	(a)
Vale S.A.
5.63%	09/11/42	5,000	4,996	(a)
Valero Energy Corp.
4.00%	04/01/29	18,000	18,186	(a)
Valero Energy Partners LP
4.38%	12/15/26	8,000	8,286	(a)
Ventas Realty LP
3.25%	10/15/26	16,000	15,509	(a)
Verizon Communications Inc.
3.38%	02/15/25	4,000	4,054	(a)
3.88%	02/08/29	4,000	4,104	(a)
4.33%	09/21/28	7,000	7,406	(a)
4.40%	11/01/34	5,000	5,209	(a)
4.52%	09/15/48	6,000	6,153	(a)
4.67%	03/15/55	6,000	6,117	(a)
4.86%	08/21/46	22,000	23,419	(a)
5.01%	04/15/49	5,000	5,447	(a)
5.25%	03/16/37	5,000	5,632	(a)
Viacom Inc.
3.45%	10/04/26	7,000	6,702	(a)
4.38%	03/15/43	5,000	4,497	(a)
5.25%	04/01/44	3,000	3,005	(a)
Virginia Electric & Power Co.
4.00%	11/15/46	7,000	7,023	(a)
Visa Inc.
3.15%	12/14/25	4,000	4,060	(a)
4.30%	12/14/45	7,000	7,713	(a)
Vodafone Group PLC
4.38%	05/30/28	8,000	8,130	(a)
5.25%	05/30/48	4,000	3,992	(a)
Vornado Realty LP
3.50%	01/15/25	4,000	3,961	(a)
Vulcan Materials Co.
3.90%	04/01/27	4,000	3,968	(a)
Wabtec Corp.
3.45%	11/15/26	2,000	1,854
Walgreen Co.
4.40%	09/15/42	4,000	3,650	(a)
Walmart Inc.
3.63%	12/15/47	6,000	5,929	(a)
3.70%	06/26/28	7,000	7,366	(a)
3.95%	06/28/38	3,000	3,150	(a)
4.05%	06/29/48	7,000	7,458	(a)
Warner Media LLC
5.35%	12/15/43	7,000	7,396	(a)
WEC Energy Group Inc.
3.55%	06/15/25	10,000	10,198	(a)
Wells Fargo & Co.
3.90%	05/01/45	3,000	2,974	(a)
4.15%	01/24/29	16,000	16,722	(a)
4.75%	12/07/46	17,000	17,771	(a)

State Street Income V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%	12/29/49	$18,000	$19,178	(a,b)
Wells Fargo & Co. (5.90% fixed rate until 06/15/24; 3.11% + 3 month USD LIBOR thereafter)
5.90%	12/29/49	17,000	17,466	(a,b)
Wells Fargo & Co. 3.77% + 3 month USD LIBOR
6.38%	03/29/49	16,000	16,136	(a,b)
Western Midstream Operating LP
4.00%	07/01/22	14,000	14,203	(a)
5.38%	06/01/21	2,000	2,074	(a)
Willis North America Inc.
3.60%	05/15/24	6,000	6,033	(a)
WPP Finance 2010
3.75%	09/19/24	10,000	9,851	(a)
WRKCo Inc.
3.00%	09/15/24	4,000	3,889	(a)
Xilinx Inc.
2.95%	06/01/24	5,000	4,959	(a)
Zoetis Inc.
3.00%	09/12/27	3,000	2,882	(a)
3.90%	08/20/28	6,000	6,146	(a)
			5,759,724
Non-Agency Collateralized Mortgage Obligations – 3.0%
BANK 2017-BNK4
4.52%	04/15/52	10,000	10,390	(b,d)
BANK 2018-BNK11
4.36%	03/15/61	12,000	12,539	(a,b)
BXP Trust 2017-GM
3.38%	06/13/39	36,000	36,510	(a,h)
Citigroup Commercial Mortgage Trust 2016-P6
3.72%	12/10/49	63,309	65,858	(a,b)
4.03%	12/10/49	31,273	32,690	(a,b)
Citigroup Commercial Mortgage Trust 2018-C5
4.51%	06/10/51	21,000	22,162	(a)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	25,000	26,324	(a,b)
GS Mortgage Securities Trust 2016-GS3
2.85%	10/10/49	33,000	32,425	(a)
GS Mortgage Securities Trust 2017-GS5
3.67%	03/10/50	39,990	41,360	(a)
GS Mortgage Securities Trust 2017-GS8
3.47%	11/10/50	63,977	65,133	(a)
GS Mortgage Securities Trust 2018-GS9
4.14%	03/10/51	25,000	26,273	(a,b)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.04%	07/15/45	15,000	15,579	(a,b)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	431	433	(a,b)
6.11%	07/15/40	858	862	(a,h)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	742	—	(e)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.93%	03/15/48	378,575	15,902	(a,b,e)
Morgan Stanley Capital I Trust 2006-IQ11
6.24%	10/15/42	50,000	50,930	(a,b)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	2,796	2,806	(b)
UBS Commercial Mortgage Trust 2018-C12
4.79%	08/15/51	17,000	18,301	(a,b)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	25,000	26,140	(a)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	58,000	60,919	(a,b)
			563,536
Sovereign Bonds – 0.3%
Government of Mexico

		Principal Amount	Fair Value
4.00%	10/02/23	$12,000	$12,357	(a)
4.75%	03/08/44	20,000	19,653	(a)
Government of Peru
5.63%	11/18/50	11,000	14,165	(a)
Government of Uruguay
5.10%	06/18/50	14,040	15,003	(a)
			61,178
Municipal Bonds and Notes – 1.0%
American Municipal Power Inc.
6.27%	02/15/50	15,000	19,545	(a)
Metropolitan St. Louis Sewer District
5.00%	05/01/47	35,000	40,811	(a)
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	15,000	15,105	(a)
Port Authority of New York & New Jersey
4.46%	10/01/62	25,000	28,008	(a)
State of California
4.60%	04/01/38	15,000	15,981	(a)
5.70%	11/01/21	40,000	43,337	(a)
State of Illinois
5.10%	06/01/33	10,000	9,826	(a)
The University of Texas System
3.35%	08/15/47	10,000	9,521	(a)
			182,134
Total Bonds and Notes (Cost $18,136,443)			18,462,152

		Number of Shares	Fair Value
Domestic Equity – 0.1%
Preferred Stock – 0.1%
Wells Fargo & Co. 3.09% + 3 month USD LIBOR (Cost $23,300)		932	24,279	(a,b)

		Principal Amount	Fair Value
Purchased Options – 0.0%*
Purchased Option – 0.0%*
10 Yr. U.S. Treasury Note Futures - May 2019 (Strike price 123.75 USD, expiration date 04/26/19) (Cost $2,831)		$12,000	$3,750
Total Investments in Securities (Cost $18,162,574)			18,490,181
Short-Term Investments – 21.2%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.43% (Cost $3,949,725)		3,949,725	3,949,725	(a,f,i)
Total Investments (Cost $22,112,299)			22,439,906
Liabilities in Excess of Other Assets, net – (20.2)%			(3,773,906)

NET ASSETS – 100.0%			$18,666,000

State Street Income V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

Other Information:

Centrally Cleared Credit Default Swaps – Sell Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Appreciation
Markit CDX North America High Yield Index	Intercontinental Exchange	$657	5.00%/Quarterly	06/20/24	$43,653	$41,113	$2,540

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000s omitted)	Fund Pays/Receives Fixed Rate/ Payment Frequency	Floating Rate	Contract Annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
CME Group, Inc.	$883	Pays/Quarterly	3 Month U.S. Dollar LIBOR	3.05%	11/19/21	$(16,036)	$—	$(16,036)
CME Group, Inc.	884	Pays/Quarterly	3 Month U.S. Dollar LIBOR	3.06%	11/19/21	(16,141)	—	(16,141)
								$(32,177)

The Fund had the following long futures contracts open at March 31, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
2 Yr. U.S. Treasury Notes Futures	June 2019	13	$2,758,899	$2,770,219	$11,320
5 Yr. U.S. Treasury Notes Futures	June 2019	13	1,491,775	1,505,766	13,991
10 Yr. U.S. Treasury Notes Futures	June 2019	11	1,343,504	1,366,406	22,902
					$48,213

The Fund had the following short futures contracts open at March 31, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
U.S. Long Bond Futures	June 2019	1	$(145,488)	$(149,657)	$(4,169)
10 Yr. U.S. Treasury Ultra Futures	June 2019	5	(649,365)	(663,906)	(14,541)
					$(18,710)
					$29,503

The Fund had the following Purchased Options contracts at March 31, 2019:

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ Depreciation
10 Yr. U.S. Treasury Note Futures - May 2019	Goldman Sachs & Co.	$123.75	04/26/19	12	$12,000	$3,750	$2,831	$919

The Fund had the following Written Options contracts at March 31, 2019:

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ Depreciation
10 Yr. U.S. Treasury Note Futures - May 2019	Goldman Sachs & Co.	$122.00	04/26/19	(12)	$(12,000)	$(375)	$(357)	$(18)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At March 31, 2019, all or a portion of this security was pledged to cover collateral requirements for futures, options, swaps and/or TBA’s.
(b)

Variable Rate Security - Interest rate shown is rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(c)	Step coupon bond.
(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(e)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(f)	Coupon amount represents effective yield.
(g)

Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

State Street Income V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

(h)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to $416,227 or 2.23% of the net assets of the State Street Income V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Directors.

(i)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of March 31, 2019.
*	Less than 0.05%.

Abbreviations:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Security
TBA	To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2019:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$5,543,005	$—	$5,543,005
Agency Mortgage Backed	—	5,667,439	—	5,667,439
Agency Collateralized Mortgage Obligations	—	213,014	—	213,014
Asset Backed	—	472,122	—	472,122
Corporate Notes	—	5,759,724	—	5,759,724
Non-Agency Collateralized Mortgage Obligations	—	563,536	—	563,536
Sovereign Bonds	—	61,178	—	61,178
Municipal Bonds and Notes	—	182,134	—	182,134
Preferred Stock	24,279	—	—	24,279
Purchased Options	3,750	—	—	3,750
Short-Term Investments	3,949,725	—	—	3,949,725

Total Investments in Securities	$3,977,754	$18,462,152	$—	$22,439,906

Other Financial Instruments
Credit Default Swap Contracts - Unrealized Appreciation	$—	$2,540	$—	$2,540
Credit Default Swap Contracts - Unrealized Depreciation	—	(32,177)	—	(32,177)
Long Futures Contracts - Unrealized Appreciation	48,213	—	—	48,213
Short Futures Contracts - Unrealized Depreciation	(18,710)	—	—	(18,710)
Written Options-Unrealized Depreciation	(18)			(18)

Total Other Financial Instruments	$29,485	$(29,637)	$—	$(152)

Affiliate Table

	Number of Shares Held at 12/31/18	Value At 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	3,131,172	$3,131,172	$4,070,078	$3,251,525	$—	$—	3,949,725	$3,949,725	$20,444

State Street Real Estate Securities V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

	Number of Shares	Fair Value
Common Stock (REITs) – 99.5% †
Alternate Housing – 7.0%
American Homes 4 Rent, Class A	60,650	$1,377,968
Invitation Homes Inc.	38,770	943,274
Sun Communities Inc.	13,677	1,620,998
		3,942,240
Diversified – 6.7%
JBG SMITH Properties	8,600	355,610
VEREIT Inc.	204,430	1,711,079
Vornado Realty Trust	7,280	490,963
WP Carey Inc.	15,382	1,204,872
		3,762,524
Freestanding – 3.6%
Realty Income Corp.	15,610	1,148,272
STORE Capital Corp.	25,730	861,955
		2,010,227
Healthcare – 10.5%
HCP Inc.	53,240	1,666,412
Healthcare Trust of America Inc., Class A	40,850	1,167,902
Sabra Health Care REIT Inc.	26,509	516,130
Ventas Inc.	40,220	2,566,438
		5,916,882
Hotel – 5.2%
Chesapeake Lodging Trust	14,800	411,588
Hilton Worldwide Holdings Inc.	6,020	500,322
Host Hotels & Resorts Inc.	33,030	624,267
Park Hotels & Resorts Inc.	26,260	816,161
Sunstone Hotel Investors Inc.	41,480	597,312
		2,949,650
Industrial – 10.6%
Americold Realty Trust	20,210	616,607
Duke Realty Corp.	38,150	1,166,627
Liberty Property Trust	9,120	441,590
Prologis Inc. REIT	42,610	3,065,790
STAG Industrial Inc.	22,240	659,416
		5,950,030
Multifamily – 12.6%
AvalonBay Communities Inc.	12,690	2,547,264
Camden Property Trust	12,030	1,221,045
Equity Residential	28,240	2,127,037
Essex Property Trust Inc.	2,180	630,543
UDR Inc.	12,990	590,525
		7,116,414
Office – 13.0%
Alexander & Baldwin Inc.	6,822	173,552
Alexandria Real Estate Equities Inc.	8,682	1,237,706
Boston Properties Inc.	8,960	1,199,565
Brandywine Realty Trust	21,768	345,240

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Coupon amount represents effective yield.
(b)

Sponsored by SSGA Funds Management, Inc., the Funds’ investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of March 31, 2019.

Abbreviations:

REIT	Real Estate Investment Trust

	Number of Shares	Fair Value
Columbia Property Trust Inc.	20,828	$468,838
Empire State Realty Trust Inc., Class A	51,460	813,068
Highwoods Properties Inc.	5,870	274,599
Kilroy Realty Corp.	18,861	1,432,682
Mack-Cali Realty Corp.	31,192	692,462
VICI Properties Inc.	32,080	701,910
		7,339,622
Regional Malls – 7.7%
Simon Property Group Inc.	16,140	2,940,869
Taubman Centers Inc.	10,260	542,549
The Macerich Co.	19,350	838,823
		4,322,241
Self Storage – 6.3%
CubeSmart	35,190	1,127,488
Extra Space Storage Inc.	8,250	840,757
Public Storage	7,290	1,587,616
		3,555,861
Shopping Centers – 5.7%
Brixmor Property Group Inc.	35,237	647,304
Federal Realty Investment Trust	3,140	432,849
Kite Realty Group Trust	8,280	132,397
Regency Centers Corp.	12,220	824,728
Retail Opportunity Investments Corp.	12,709	220,374
Retail Properties of America Inc., Class A	59,430	724,452
Urban Edge Properties	12,314	233,966
		3,216,070
Specialty – 10.6%
CoreSite Realty Corp.	2,643	282,854
Crown Castle International Corp.	1,870	239,360
CyrusOne Inc.	25,340	1,328,830
Equinix Inc.	6,110	2,768,807
Iron Mountain Inc.	34,280	1,215,569
QTS Realty Trust Inc., Class A	2,880	129,571
		5,964,991
Total Common Stock (REITs) (Cost $48,677,859)		56,046,752
Short-Term Investments – 0.3%
State Street Institutional U.S. Government Money Market Fund—Class G Shares 2.43% (Cost $142,744)	142,744	142,744	(a,b)
Total Investments (Cost $48,820,603)		56,189,496
Other Assets and Liabilities, net – 0.2%		139,338

NET ASSETS – 100.0%		$56,328,834

State Street Real Estate Securities V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2019:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$56,046,752	$—	$—	$56,046,752
Short-Term Investments	142,744	—	—	142,744

Total Investments in Securities	$56,189,496	$—	$—	$56,189,496

Affiliate Table

	Number of Shares Held at 12/31/18	Value At 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	66,693	$66,693	$1,783,973	$1,707,922	$—	$—	142,744	$142,744	$980

State Street Total Return V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

	Number of Shares	Fair Value
Domestic Equity – 29.7% †
Common Stock – 29.7%
Advertising – 0.3%
Boston Omaha Corp., Class A	1,889	$47,112	(a)
National CineMedia Inc.	29,200	205,860
Omnicom Group Inc.	47,100	3,437,829
TechTarget Inc.	1,423	23,152	(a)
The Interpublic Group of Companies Inc.	81,200	1,706,012
		5,419,965
Aerospace & Defense – 0.3%
Aerovironment Inc.	5,000	342,050	(a)
HEICO Corp.	8,200	777,934
HEICO Corp., Class A	16,000	1,344,960
Hexcel Corp.	8,300	574,028
Maxar Technologies Inc.	19,800	79,596	(a)
National Presto Industries Inc.	1,896	205,811
Teledyne Technologies Inc.	7,417	1,757,903	(a)
TransDigm Group Inc.	1,000	453,990	(a)
		5,536,272
Agricultural & Farm Machinery – 0.1%
AGCO Corp.	13,900	966,745
Air Freight & Logistics – 0.3%
Atlas Air Worldwide Holdings Inc.	1,800	91,008	(a)
CH Robinson Worldwide Inc.	28,900	2,514,011
Expeditors International of Washington Inc.	36,411	2,763,595
Hub Group Inc., Class A	6,772	276,636	(a)
Radiant Logistics Inc.	14,700	92,610	(a)
		5,737,860
Airlines – 0.2%
Alaska Air Group Inc.	9,300	521,916
Mesa Air Group Inc.	4,400	36,696	(a)
United Continental Holdings Inc.	40,000	3,191,200	(a)
		3,749,812
Airport Services – 0.0%*
Macquarie Infrastructure Corp.	16,800	692,496
Alternative Carriers – 0.1%
CenturyLink Inc.	202,354	2,426,224
Apparel Retail – 0.9%
Abercrombie & Fitch Co., Class A	4,547	124,633
Ascena Retail Group Inc.	66,270	71,572	(a)
Designer Brands Inc.	25,911	575,743
Foot Locker Inc.	23,700	1,436,220
Guess? Inc.	9,459	185,396
Shoe Carnival Inc.	3,813	129,756
The Buckle Inc.	10,909	204,217
The Cato Corp., Class A	8,437	126,386
The TJX Companies Inc.	257,049	13,677,577
Tilly’s Inc., Class A	7,806	86,881
Urban Outfitters Inc.	15,602	462,443	(a)
Zumiez Inc.	7,072	176,022	(a)
		17,256,846
Apparel, Accessories & Luxury Goods – 0.4%
Columbia Sportswear Co.	6,400	666,752
Fossil Group Inc.	17,280	237,081	(a)
Movado Group Inc.	4,426	161,018
VF Corp.	68,437	5,947,860
		7,012,711
Application Software – 1.2%
Alteryx Inc., Class A	1,600	134,192	(a)
American Software Inc., Class A	10,828	129,395
ANSYS Inc.	17,665	3,227,572	(a)
Aspen Technology Inc.	14,700	1,532,622	(a)
Cadence Design Systems Inc.	41,700	2,648,367	(a)
Cision Ltd.	25,379	349,469	(a)
Fair Isaac Corp.	6,100	1,656,943	(a)
Intuit Inc.	48,378	12,646,493

	Number of Shares	Fair Value
Manhattan Associates Inc.	13,600	$749,496	(a)
ShotSpotter Inc.	2,825	109,045	(a)
SPS Commerce Inc.	2,600	275,756	(a)
The Trade Desk Inc., Class A	2,100	415,695	(a)
Zix Corp.	19,800	136,224	(a)
		24,011,269
Asset Management & Custody Banks – 0.4%
Cohen & Steers Inc.	8,405	355,279
Diamond Hill Investment Group Inc.	1,281	179,340
Franklin Resources Inc.	63,600	2,107,704
Legg Mason Inc.	17,900	489,923
Silvercrest Asset Management Group Inc., Class A	3,114	44,375
T Rowe Price Group Inc.	49,082	4,914,090
Waddell & Reed Financial Inc., Class A	11,994	207,376
Westwood Holdings Group Inc.	3,100	109,337
		8,407,424
Auto Parts & Equipment – 0.2%
American Axle & Manufacturing Holdings Inc.	23,400	334,854	(a)
Dorman Products Inc.	6,800	599,012	(a)
Fox Factory Holding Corp.	600	41,934	(a)
Gentex Corp.	55,559	1,148,960
Lear Corp.	13,200	1,791,372
Superior Industries International Inc.	7,700	36,652
		3,952,784
Automobile Manufacturers – 0.4%
Ford Motor Co.	438,493	3,849,969
General Motors Co.	91,200	3,383,520
		7,233,489
Automotive Retail – 0.2%
Advance Auto Parts Inc.	10,900	1,858,777
America’s Car-Mart Inc.	800	73,072	(a)
AutoNation Inc.	11,600	414,352	(a)
AutoZone Inc.	300	307,236	(a)
Penske Automotive Group Inc.	7,500	334,875
Sonic Automotive Inc., Class A	9,122	135,097
		3,123,409
Biotechnology – 0.3%
Adverum Biotechnologies Inc.	13,040	68,330	(a)
Aeglea BioTherapeutics Inc.	5,025	40,451	(a)
Anika Therapeutics Inc.	3,636	109,953	(a)
Arcus Biosciences Inc.	11,840	147,881	(a)
ArQule Inc.	19,900	95,321	(a)
Arrowhead Pharmaceuticals Inc.	28,860	529,581	(a)
Avid Bioservices Inc.	19,200	81,600	(a)
BioSpecifics Technologies Corp.	2,200	137,126	(a)
BioTime Inc.	29,700	38,907	(a)
CareDx Inc.	4,800	151,296	(a)
Celcuity Inc.	2,089	45,770	(a)
Cue Biopharma Inc.	6,923	53,515	(a)
Denali Therapeutics Inc.	14,273	331,419	(a)
Emergent BioSolutions Inc.	2,573	129,988	(a)
Enanta Pharmaceuticals Inc.	2,100	200,592	(a)
Evelo Biosciences Inc.	5,211	41,688	(a)
Fate Therapeutics Inc.	16,610	291,838	(a)
G1 Therapeutics Inc.	4,367	72,492	(a)
Genomic Health Inc.	7,980	558,999	(a)
Homology Medicines Inc.	2,314	64,167	(a)
PDL BioPharma Inc.	54,267	201,873	(a)
Ra Pharmaceuticals Inc.	1,500	33,600	(a)
Repligen Corp.	5,100	301,308	(a)
Synlogic Inc.	4,900	37,191	(a)
United Therapeutics Corp.	9,100	1,068,067	(a)
UNITY Biotechnology Inc.	9,402	76,250	(a)
Veracyte Inc.	3,900	97,578	(a)
Verastem Inc.	12,500	37,000	(a)
Viking Therapeutics Inc.	10,700	106,358	(a)
		5,150,139

State Street Total Return V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

	Number of Shares	Fair Value
Brewers – 0.0%*
The Boston Beer Company Inc., Class A	1,880	$554,092	(a)
Broadcasting – 0.1%
AMC Networks Inc., Class A	9,300	527,868	(a)
Discovery Inc., Class A	32,485	877,745	(a)
Media General Inc.	2,076	207	(b,c)
		1,405,820
Building Products – 0.0%*
AAON Inc.	1,300	60,034
Resideo Technologies Inc.	26,025	502,022	(a)
		562,056
Cable & Satellite – 0.0%*
Cable One Inc.	901	884,223
Casinos & Gaming – 0.0%*
Century Casinos Inc.	6,500	58,890	(a)
Coal & Consumable Fuels – 0.0%*
NACCO Industries Inc., Class A	1,200	45,864
Commercial Printing – 0.0%*
Ennis Inc.	9,700	201,372
RR Donnelley & Sons Co.	14,300	67,496
		268,868
Commodity Chemicals – 0.0%*
Hawkins Inc.	2,800	103,124
Communications Equipment – 1.0%
Cisco Systems Inc.	305,338	16,485,199
Digi International Inc.	10,400	131,768	(a)
F5 Networks Inc.	12,600	1,977,318	(a)
NETGEAR Inc.	7,299	241,743	(a)
Ubiquiti Networks Inc.	3,200	479,072
		19,315,100
Computer & Electronics Retail – 0.0%*
GameStop Corp., Class A	9,900	100,584
Construction & Engineering – 0.2%
Arcosa Inc.	10,300	314,665
Argan Inc.	5,500	274,725
IES Holdings Inc.	2,300	40,871	(a)
Jacobs Engineering Group Inc.	26,500	1,992,535
MYR Group Inc.	4,205	145,619	(a)
NV5 Global Inc.	3,600	213,696	(a)
Quanta Services Inc.	30,800	1,162,392
Tutor Perini Corp.	2,100	35,952	(a)
WillScot Corp.	3,233	35,854	(a)
		4,216,309
Construction Machinery & Heavy Trucks – 0.2%
Allison Transmission Holdings Inc.	24,200	1,087,064
Cummins Inc.	12,700	2,004,949
Miller Industries Inc.	4,186	129,138
The Greenbrier Companies Inc.	2,800	90,244
Trinity Industries Inc.	16,300	354,199
		3,665,594
Construction Materials – 0.0%*
United States Lime & Minerals Inc.	757	58,380
Consumer Electronics – 0.0%*
Roku Inc.	981	63,284	(a)
Consumer Finance – 0.1%
Credit Acceptance Corp.	1,200	542,316	(a)
Curo Group Holdings Corp.	4,405	44,182	(a)
Santander Consumer USA Holdings Inc.	24,400	515,572
World Acceptance Corp.	1,300	152,269	(a)
		1,254,339
Data Processing & Outsourced Services – 0.7%
Broadridge Financial Solutions Inc.	24,495	2,539,887
Euronet Worldwide Inc.	10,400	1,482,936	(a)
Genpact Ltd.	8,200	288,476
Jack Henry & Associates Inc.	16,321	2,264,375
NIC Inc.	24,319	415,612

	Number of Shares	Fair Value
Paychex Inc.	67,870	$5,443,174
Sykes Enterprises Inc.	15,000	424,200	(a)
		12,858,660
Department Stores – 0.2%
Dillard’s Inc., Class A	4,070	293,122
Kohl’s Corp.	34,734	2,388,657
Macy’s Inc.	64,713	1,555,053
		4,236,832
Distillers & Vintners – 0.0%*
Brown-Forman Corp., Class A	5,775	295,507
Distributors – 0.2%
Funko Inc., Class A	4,190	91,007	(a)
Genuine Parts Co.	30,209	3,384,314
Weyco Group Inc.	2,359	73,035
		3,548,356
Diversified Metals & Mining – 0.0%*
Materion Corp.	858	48,957
Diversified REITs – 0.1%
Armada Hoffler Properties Inc.	18,680	291,221
One Liberty Properties Inc.	5,698	165,242
PS Business Parks Inc.	4,900	768,467
STORE Capital Corp.	40,500	1,356,750
		2,581,680
Diversified Support Services – 0.1%
McGrath RentCorp.	9,158	518,068
UniFirst Corp.	5,729	879,402
Viad Corp.	6,469	364,140
		1,761,610
Education Services – 0.0%*
American Public Education Inc.	6,031	181,654	(a)
Graham Holdings Co., Class B	900	614,862
		796,516
Electric Utilities – 0.3%
Avangrid Inc.	8,600	433,010
Eversource Energy	20,600	1,461,570
Hawaiian Electric Industries Inc.	22,921	934,489
OGE Energy Corp.	42,200	1,819,664
Pinnacle West Capital Corp.	23,600	2,255,688
		6,904,421
Electrical Components & Equipment – 0.1%
Encore Wire Corp.	6,178	353,505
EnerSys	1,900	123,804
Powell Industries Inc.	3,300	87,615
Preformed Line Products Co.	1,205	63,974
Regal Beloit Corp.	9,100	745,017
Vicor Corp.	6,600	204,732	(a)
		1,578,647
Electronic Components – 0.1%
AVX Corp.	17,625	305,618
Dolby Laboratories Inc., Class A	13,156	828,433
Vishay Intertechnology Inc.	10,700	197,629
		1,331,680
Electronic Equipment & Instruments – 0.1%
Arlo Technologies Inc.	11,852	48,949	(a)
Badger Meter Inc.	10,813	601,635
Napco Security Technologies Inc.	4,400	91,256	(a)
nLight Inc.	3,200	71,296	(a)
PAR Technology Corp.	4,300	105,178	(a)
Vishay Precision Group Inc.	3,937	134,685	(a)
		1,052,999
Electronic Manufacturing Services – 0.1%
Benchmark Electronics Inc.	16,597	435,671
Jabil Inc.	32,000	850,880
Kimball Electronics Inc.	9,400	145,606	(a)
Park Electrochemical Corp.	7,294	114,516
Plexus Corp.	11,615	707,934	(a)
Sanmina Corp.	9,100	262,535	(a)
		2,517,142

State Street Total Return V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

	Number of Shares	Fair Value
Environmental & Facilities Services – 0.3%
ABM Industries Inc.	12,200	$443,470
PICO Holdings Inc.	7,400	73,260	(a)
Republic Services Inc.	46,065	3,702,705
Rollins Inc.	30,637	1,275,112
		5,494,547
Fertilizers & Agricultural Chemicals – 0.0%*
The Mosaic Co.	10,991	300,164
Financial Exchanges & Data – 0.2%
CME Group Inc.	19,793	3,257,532
Donnelley Financial Solutions Inc.	12,700	188,976	(a)
Morningstar Inc.	3,851	485,187
		3,931,695
Food Distributors – 0.0%*
SpartanNash Co.	2,400	38,088
United Natural Foods Inc.	19,400	256,468	(a)
		294,556
Food Retail – 0.3%
Casey’s General Stores Inc.	7,700	991,529
Natural Grocers by Vitamin Cottage Inc.	3,428	40,965	(a)
The Kroger Co.	167,900	4,130,340
Village Super Market Inc., Class A	3,147	86,008
Weis Markets Inc.	3,603	147,038
		5,395,880
Footwear – 0.1%
Rocky Brands Inc.	2,545	60,978
Steven Madden Ltd.	32,967	1,115,604
		1,176,582
Gas Utilities – 0.2%
Atmos Energy Corp.	24,200	2,490,906
UGI Corp.	36,500	2,022,830
		4,513,736
Health Care REITs – 0.2%
Community Healthcare Trust Inc.	6,727	241,432
LTC Properties Inc.	10,900	499,220
Medical Properties Trust Inc.	78,000	1,443,780
Omega Healthcare Investors Inc.	41,900	1,598,485
Senior Housing Properties Trust	49,700	585,466
		4,368,383
Healthcare Distributors – 0.1%
Henry Schein Inc.	32,100	1,929,531	(a)
Patterson Companies Inc.	18,400	402,040
PetIQ Inc.	5,920	185,947	(a)
		2,517,518
Healthcare Equipment – 0.8%
ABIOMED Inc.	1,385	395,542	(a)
Danaher Corp.	99,787	13,173,880
FONAR Corp.	2,400	49,128	(a)
Globus Medical Inc., Class A	1,541	76,141	(a)
IntriCon Corp.	2,900	72,732	(a)
Masimo Corp.	9,700	1,341,316	(a)
SeaSpine Holdings Corp.	5,600	84,448	(a)
Surmodics Inc.	1,532	66,611	(a)
Tandem Diabetes Care Inc.	13,430	852,805	(a)
TransEnterix Inc.	62,500	148,750	(a)
Varian Medical Systems Inc.	2,554	361,953	(a)
		16,623,306
Healthcare Facilities – 0.4%
Community Health Systems Inc.	32,400	120,852	(a)
HCA Healthcare Inc.	52,332	6,823,046
National HealthCare Corp.	4,592	348,441
Tenet Healthcare Corp.	1,701	49,057	(a)
US Physical Therapy Inc.	2,900	304,587
		7,645,983
Healthcare Services – 0.2%
Addus HomeCare Corp.	3,700	235,283	(a)
Amedisys Inc.	1,900	234,194	(a)
BioTelemetry Inc.	2,700	169,074	(a)

	Number of Shares	Fair Value
Cigna Corp.	18,478	$2,971,632	(a)
CorVel Corp.	3,413	222,664	(a)
Premier Inc., Class A	11,000	379,390	(a)
		4,212,237
Healthcare Supplies – 0.1%
Atrion Corp.	480	421,766
ICU Medical Inc.	1,160	277,623	(a)
Meridian Bioscience Inc.	15,763	277,587
OrthoPediatrics Corp.	2,578	114,025	(a)
Utah Medical Products Inc.	1,305	115,166
		1,206,167
Healthcare Technology – 0.0%*
Simulations Plus Inc.	4,372	92,293
Home Building – 0.0%*
MDC Holdings Inc.	18,500	537,610
Meritage Homes Corp.	4,000	178,840	(a)
		716,450
Home Furnishing Retail – 0.1%
Bed Bath & Beyond Inc.	11,600	197,084
Williams-Sonoma Inc.	16,960	954,339
		1,151,423
Home Furnishings – 0.0%*
Ethan Allen Interiors Inc.	2,700	51,651
Hotel & Resort REITs – 0.2%
Apple Hospitality REIT Inc.	45,800	746,540
Chesapeake Lodging Trust	22,423	623,584
Hospitality Properties Trust	34,400	905,064
Park Hotels & Resorts Inc.	42,500	1,320,900
		3,596,088
Hotels, Resorts & Cruise Lines – 0.0%*
Wyndham Destinations Inc.	20,200	817,898
Household Appliances – 0.0%*
Hamilton Beach Brands Holding Co., Class A	2,417	51,869
iRobot Corp.	2,400	282,456	(a)
		334,325
Household Products – 0.4%
Church & Dwight Company Inc.	51,700	3,682,591
The Procter & Gamble Co.	32,800	3,412,840
		7,095,431
Human Resource & Employment Services – 0.2%
BG Staffing Inc.	3,200	69,888
GP Strategies Corp.	4,700	57,105	(a)
Kelly Services Inc., Class A	11,809	260,506
Kforce Inc.	5,683	199,587
ManpowerGroup Inc.	13,000	1,074,970
Robert Half International Inc.	25,023	1,630,499
		3,292,555
Hypermarkets & Super Centers – 0.6%
Costco Wholesale Corp.	48,400	11,719,576
Independent Power Producers & Energy Traders – 0.2%
AES Corp.	81,600	1,475,328
Vistra Energy Corp.	57,390	1,493,862
		2,969,190
Industrial Conglomerates – 0.7%
Honeywell International Inc.	89,615	14,241,616
Industrial Machinery – 0.3%
Donaldson Company Inc.	27,100	1,356,626
Gencor Industries Inc.	3,200	39,552	(a)
Hurco Companies Inc.	2,433	98,123
Hyster-Yale Materials Handling Inc.	2,900	180,844
ITT Inc.	18,500	1,073,000
Mueller Industries Inc.	14,500	454,430
Snap-on Inc.	11,700	1,831,284
The Eastern Co.	2,034	55,976
The Gorman-Rupp Co.	6,675	226,549
The Timken Co.	6,500	283,530
		5,599,914

State Street Total Return V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

	Number of Shares	Fair Value
Industrial REITs – 0.0%*
Innovative Industrial Properties Inc.	1,769	$144,510
Insurance Brokers – 0.1%
Brown & Brown Inc.	49,061	1,447,790
Goosehead Insurance Inc., Class A	3,703	103,240
Health Insurance Innovations Inc., Class A	3,600	96,552	(a)
		1,647,582
Integrated Oil & Gas – 0.2%
Exxon Mobil Corp.	59,900	4,839,920
Integrated Telecommunication Services – 0.0%*
ATN International Inc.	3,800	214,282
Frontier Communications Corp.	24,700	49,153	(a)
		263,435
Interactive Home Entertainment – 0.0%*
Zynga Inc., Class A	161,700	861,861	(a)
Interactive Media & Services – 0.1%
Alphabet Inc., Class C	357	418,872	(a)
Liberty TripAdvisor Holdings Inc., Class A	9,800	139,062	(a)
Match Group Inc.	11,100	628,371
The Meet Group Inc.	7,200	36,216	(a)
TripAdvisor Inc.	22,000	1,131,900	(a)
		2,354,421
Internet & Direct Marketing Retail – 0.3%
1-800-Flowers.com Inc., Class A	10,060	183,394	(a)
Amazon.com Inc.	2,507	4,464,340	(a)
Duluth Holdings Inc., Class B	3,100	73,904	(a)
Qurate Retail Inc.	32,200	514,556	(a)
Stamps.com Inc.	3,200	260,512	(a)
		5,496,706
Internet Services & Infrastructure – 0.1%
Okta Inc.	18,369	1,519,667	(a)
Investment Banking & Brokerage – 0.1%
Cowen Inc.	10,500	152,145	(a)
Evercore Inc., Class A	8,500	773,500
Greenhill & Company Inc.	6,700	144,117
Houlihan Lokey Inc.	12,805	587,109
INTL. FCStone Inc.	5,850	226,746	(a)
Moelis & Co., Class A	16,859	701,503
Oppenheimer Holdings Inc., Class A	1,987	51,702
		2,636,822
IT Consulting & Other Services – 0.2%
Amdocs Ltd.	29,225	1,581,365
Booz Allen Hamilton Holding Corp.	28,900	1,680,246
ManTech International Corp., Class A	9,969	538,525
Perficient Inc.	3,360	92,031	(a)
Unisys Corp.	19,100	222,897	(a)
		4,115,064
Leisure Facilities – 0.0%*
International Speedway Corp., Class A	8,870	386,998
Speedway Motorsports Inc.	4,327	62,612
		449,610
Leisure Products – 0.0%*
Escalade Inc.	3,400	37,978
Johnson Outdoors Inc., Class A	1,804	128,734
MasterCraft Boat Holdings Inc.	6,948	156,816	(a)
Sturm Ruger & Company Inc.	6,100	323,422
		646,950
Life & Health Insurance – 0.6%
Aflac Inc.	157,836	7,891,800
Athene Holding Ltd.	11,200	456,960	(a)
Brighthouse Financial Inc.	25,400	921,766	(a)
FBL Financial Group Inc., Class A	1,863	116,847
Genworth Financial Inc., Class A	400	1,532	(a)
Independence Holding Co.	1,369	48,257

	Number of Shares	Fair Value
National Western Life Group Inc., Class A	855	$224,412
Torchmark Corp.	21,900	1,794,705
		11,456,279
Life Sciences Tools & Services – 0.2%
Bio-Techne Corp.	7,823	1,553,256
Bruker Corp.	7,200	276,768
Charles River Laboratories International Inc.	4,400	639,100	(a)
Luminex Corp.	15,665	360,452
Medpace Holdings Inc.	8,200	483,554	(a)
Quanterix Corp.	1,865	48,173	(a)
		3,361,303
Managed Healthcare – 0.7%
Anthem Inc.	14,500	4,161,210
Centene Corp.	18,300	971,730	(a)
Molina Healthcare Inc.	13,156	1,867,626	(a)
UnitedHealth Group Inc.	16,855	4,167,567
WellCare Health Plans Inc.	10,100	2,724,475	(a)
		13,892,608
Metal & Glass Containers – 0.1%
AptarGroup Inc.	13,125	1,396,369
Greif Inc., Class B	1,800	88,002
Silgan Holdings Inc.	16,344	484,272
		1,968,643
Mortgage REITs – 0.7%
AG Mortgage Investment Trust Inc.	10,814	182,108
AGNC Investment Corp.	113,247	2,038,446
Annaly Capital Management Inc.	292,600	2,923,074
Anworth Mortgage Asset Corp.	36,900	149,076
Apollo Commercial Real Estate Finance Inc.	46,675	849,485
Arbor Realty Trust Inc.	27,670	358,880
Ares Commercial Real Estate Corp.	10,107	153,525
Arlington Asset Investment Corp., Class A	11,222	89,327
ARMOUR Residential REIT Inc.	19,300	376,929
Blackstone Mortgage Trust Inc., Class A	43,275	1,495,584
Capstead Mortgage Corp.	32,153	276,194
Cherry Hill Mortgage Investment Corp.	6,184	106,488
Chimera Investment Corp.	39,370	737,794
Dynex Capital Inc.	25,975	158,188
MFA Financial Inc.	94,522	687,175
New Residential Investment Corp.	85,100	1,439,041
PennyMac Mortgage Investment Trust	22,700	470,117
Ready Capital Corp.	6,700	98,289
Starwood Property Trust Inc.	56,765	1,268,698
TPG RE Finance Trust Inc.	11,647	228,281
Two Harbors Investment Corp.	51,901	702,221
		14,788,920
Movies & Entertainment – 0.6%
AMC Entertainment Holdings Inc., Class A	9,900	147,015
Cinemark Holdings Inc.	22,600	903,774
The Walt Disney Co.	78,600	8,726,958
Viacom Inc., Class B	74,700	2,096,829
		11,874,576
Multi-Line Insurance – 0.3%
American Financial Group Inc.	15,160	1,458,543
Assurant Inc.	11,000	1,044,010
Loews Corp.	58,862	2,821,256
		5,323,809
Multi-Sector Holdings – 1.0%
Berkshire Hathaway Inc., Class B	101,123	20,314,599	(a)
Multi-Utilities – 0.2%
Ameren Corp.	51,400	3,780,470
Unitil Corp.	4,600	249,182
		4,029,652

State Street Total Return V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

	Number of Shares	Fair Value
Office REITs – 0.1%
Columbia Property Trust Inc.	25,000	$562,750
Equity Commonwealth	24,800	810,712
		1,373,462
Office Services & Supplies – 0.0%*
Steelcase Inc., Class A	16,481	239,799
Oil & Gas Drilling – 0.0%*
Diamond Offshore Drilling Inc.	3,700	38,813	(a)
Pioneer Energy Services Corp.	19,400	34,338	(a)
Rowan Companies PLC, Class A	13,051	140,820	(a)
		213,971
Oil & Gas Equipment & Services – 0.0%*
Era Group Inc.	7,600	87,704	(a)
Liberty Oilfield Services Inc., Class A	2,732	42,046
Mammoth Energy Services Inc.	4,698	78,222
Matrix Service Co.	10,068	197,131	(a)
Smart Sand Inc.	8,400	37,380	(a)
Solaris Oilfield Infrastructure Inc., Class A	5,714	93,938
		536,421
Oil & Gas Exploration & Production – 0.1%
California Resources Corp.	2,200	56,562	(a)
Denbury Resources Inc.	33,800	69,290	(a)
Evolution Petroleum Corp.	9,602	64,813
Gulfport Energy Corp.	34,000	272,680	(a)
Penn Virginia Corp.	300	13,230	(a)
SM Energy Co.	23,500	411,015
W&T Offshore Inc.	15,300	105,570	(a)
Whiting Petroleum Corp.	18,926	494,726	(a)
		1,487,886
Oil & Gas Refining & Marketing – 1.0%
CVR Energy Inc.	6,936	285,763
HollyFrontier Corp.	33,639	1,657,394
PBF Energy Inc., Class A	25,184	784,230
Phillips 66	87,167	8,295,683
Renewable Energy Group Inc.	14,000	307,440	(a)
Valero Energy Corp.	89,751	7,613,577
World Fuel Services Corp.	10,500	303,345
		19,247,432
Oil & Gas Storage & Transportation – 0.0%*
Nordic American Tankers Ltd.	53,100	107,262
Other Diversified Financial Services – 0.0%*
AXA Equitable Holdings Inc.	41,800	841,852
Packaged Foods & Meats – 0.2%
Hormel Foods Corp.	57,500	2,573,700
J&J Snack Foods Corp.	3,881	616,458
JBS S.A.	58,466	239,170
Lancaster Colony Corp.	7,172	1,123,781
Tootsie Roll Industries Inc.	6,411	238,756
		4,791,865
Paper Packaging – 0.1%
Sonoco Products Co.	20,800	1,279,824
UFP Technologies Inc.	2,471	92,415	(a)
		1,372,239
Paper Products – 0.0%*
Domtar Corp.	13,200	655,380
Verso Corp., Class A	13,053	279,595	(a)
		934,975
Personal Products – 0.4%
Estee Lauder Cos., Inc. Class A	45,302	7,499,746
Medifast Inc.	1,465	186,861
USANA Health Sciences Inc.	826	69,276	(a)
		7,755,883
Pharmaceuticals – 1.6%
Amneal Pharmaceuticals Inc.	3,308	46,875	(a)
Eli Lilly & Co.	21,900	2,841,744
Evolus Inc.	3,570	80,575	(a)
Johnson & Johnson	133,275	18,630,512

	Number of Shares	Fair Value
Mallinckrodt PLC	6,400	$139,136	(a)
Pfizer Inc.	212,273	9,015,234
		30,754,076
Property & Casualty Insurance – 1.0%
AMERISAFE Inc.	7,264	431,482
Cincinnati Financial Corp.	32,500	2,791,750
Donegal Group Inc., Class A	3,572	48,043
Employers Holdings Inc.	6,800	272,748
Erie Indemnity Co., Class A	5,207	929,554
Fidelity National Financial Inc.	55,900	2,043,145
First American Financial Corp.	22,900	1,179,350
Kinsale Capital Group Inc.	7,409	508,035
Mercury General Corp.	5,800	290,406
Old Republic International Corp.	59,901	1,253,129
Protective Insurance Corp., Class B	3,614	66,931
Safety Insurance Group Inc.	5,593	487,374
The Allstate Corp.	53,500	5,038,630
The Hanover Insurance Group Inc.	9,000	1,027,530
United Fire Group Inc.	5,100	222,921
White Mountains Insurance Group Ltd.	600	555,288
WR Berkley Corp.	20,053	1,698,890
		18,845,206
Publishing – 0.0%*
John Wiley & Sons Inc., Class A	9,411	416,154
Scholastic Corp.	1,200	47,712
		463,866
Railroads – 0.1%
Genesee & Wyoming Inc., Class A	12,200	1,063,108	(a)
Real Estate Services – 0.0%*
Marcus & Millichap Inc.	2,000	81,460	(a)
Realogy Holdings Corp.	24,900	283,860
		365,320
Regional Banks – 0.4%
1st Constitution Bancorp	2,776	49,330
ACNB Corp.	2,567	94,979
American National Bankshares Inc.	1,188	41,485
Ames National Corp.	3,013	82,586
Arrow Financial Corp.	4,630	152,281
Auburn National Bancorporation Inc.	984	38,799
Bank of Hawaii Corp.	8,700	686,169
Bank of Marin Bancorp.	2,600	105,794
Baycom Corp.	3,857	87,322	(a)
Blue Hills Bancorp Inc.	344	8,222
Cambridge Bancorp	1,384	114,664
CB Financial Services Inc.	1,810	42,951
CenterState Bank Corp.	2,892	68,858
Chemung Financial Corp.	1,235	57,959
Citizens & Northern Corp.	3,841	96,179
City Holding Co.	3,786	288,455
Commerce Bancshares Inc.	21,100	1,225,066
Community Trust Bancorp Inc.	4,849	199,100
Evans Bancorp Inc.	987	35,187
Fidelity D&D Bancorp Inc.	1,058	62,549
Fidelity Southern Corp.	700	19,173
Financial Institutions Inc.	3,200	86,976
First Choice Bancorp	310	6,665
First Community Bancshares Inc.	5,400	178,956
First Community Corp.	2,745	52,347
First Financial Corp.	4,555	191,310
First Financial Northwest Inc.	3,103	48,872
First Hawaiian Inc.	27,900	726,795
First Mid-Illinois Bancshares Inc.	4,432	147,674
First Savings Financial Group Inc.	652	35,241
First United Corp.	2,390	41,251
FNB Corp.	52,600	557,560
Investar Holding Corp.	2,200	49,962
LCNB Corp.	3,398	58,276
Level One Bancorp Inc.	1,639	38,123
Metropolitan Bank Holding Corp.	2,299	79,982	(a)
Mid Penn Bancorp Inc.	390	9,555
Middlefield Banc Corp.	1,180	48,628

State Street Total Return V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

	Number of Shares	Fair Value
MutualFirst Financial Inc.	2,002	$60,000
National Bankshares Inc.	2,586	110,810
Northrim BanCorp Inc.	2,526	86,945
Norwood Financial Corp.	2,172	66,984
Oak Valley Bancorp	2,674	47,169
Ohio Valley Banc Corp.	1,571	56,792
Orrstown Financial Services Inc.	2,244	41,716
Pacific City Financial Corp.	2,300	40,135
Park National Corp.	3,855	365,261
Parke Bancorp Inc.	1,900	39,691
Penns Woods Bancorp Inc.	1,179	48,457
People’s United Financial Inc.	36,100	593,484
Peoples Bancorp of North Carolina Inc.	1,500	39,900
Premier Financial Bancorp Inc.	4,492	70,569
Prosperity Bancshares Inc.	14,100	973,746
Republic Bancorp Inc., Class A	1,600	71,552
Select Bancorp Inc.	2,269	25,799	(a)
Shore Bancshares Inc.	4,793	71,464
Spirit of Texas Bancshares Inc.	3,838	81,366	(a)
		8,807,121
Reinsurance – 0.1%
Reinsurance Group of America Inc.	13,235	1,879,105
Research & Consulting Services – 0.1%
CBIZ Inc.	19,483	394,336	(a)
CRA International Inc.	2,935	148,335
Exponent Inc.	19,534	1,127,502
Forrester Research Inc.	3,932	190,112
ICF International Inc.	3,105	236,228
Navigant Consulting Inc.	16,000	311,520
Resources Connection Inc.	11,314	187,134
		2,595,167
Residential REITs – 0.1%
American Campus Communities Inc.	27,400	1,303,692
BRT Apartments Corp.	3,677	51,037
		1,354,729
Restaurants – 0.1%
BJ’s Restaurants Inc.	2,700	127,656
Brinker International Inc.	14,246	632,237
El Pollo Loco Holdings Inc.	3,000	39,030	(a)
J. Alexander’s Holdings Inc.	4,835	47,480	(a)
Nathan’s Famous Inc.	600	41,040
The Cheesecake Factory Inc.	15,990	782,231
Wingstop Inc.	800	60,824
		1,730,498
Retail REITs – 0.5%
Brixmor Property Group Inc.	63,800	1,172,006
Getty Realty Corp.	12,445	398,614
Kimco Realty Corp.	86,000	1,591,000
National Retail Properties Inc.	33,500	1,855,565
Realty Income Corp.	16,600	1,221,096
Retail Properties of America Inc., Class A	45,496	554,596
RPT Realty	6,700	80,467
SITE Centers Corp.	32,300	439,926
Spirit Realty Capital Inc.	18,100	719,113
Weingarten Realty Investors	25,200	740,124
Whitestone REIT	14,400	173,088
		8,945,595
Semiconductor Equipment – 0.0%*
AXT Inc.	8,900	39,605	(a)
Photronics Inc.	24,591	232,385	(a)
		271,990
Semiconductors – 1.2%
Cirrus Logic Inc.	4,600	193,522	(a)
Diodes Inc.	15,200	527,440	(a)
Intel Corp.	282,107	15,149,146
Monolithic Power Systems Inc.	7,700	1,043,273
NVE Corp.	1,766	172,874
Xilinx Inc.	53,900	6,833,981
		23,920,236

	Number of Shares	Fair Value
Soft Drinks – 0.1%
Keurig Dr Pepper Inc.	38,393	$1,073,852
Specialized Finance – 0.0%*
NewStar Financial Inc.	492	128	(b,c)
Specialized REITs – 0.2%
EPR Properties	15,600	1,199,640
Jernigan Capital Inc.	7,191	151,299
Lamar Advertising Co., Class A	17,800	1,410,828
Life Storage Inc.	9,700	943,519
Uniti Group Inc.	29,400	328,986
		4,034,272
Specialty Chemicals – 0.0%*
FutureFuel Corp.	9,800	131,320
NewMarket Corp.	1,600	693,696
		825,016
Specialty Stores – 0.2%
Barnes & Noble Inc.	20,500	111,315
Dick’s Sporting Goods Inc.	15,106	556,052
Hibbett Sports Inc.	6,905	157,503	(a)
MarineMax Inc.	8,331	159,622	(a)
Sally Beauty Holdings Inc.	6,400	117,824	(a)
Signet Jewelers Ltd.	1,500	40,740
Sportsman’s Warehouse Holdings Inc.	10,700	51,360	(a)
Tractor Supply Co.	25,800	2,522,208
		3,716,624
Steel – 0.1%
Reliance Steel & Aluminum Co.	14,442	1,303,535
Warrior Met Coal Inc.	16,301	495,550
		1,799,085
Systems Software – 0.5%
Fortinet Inc.	3,602	302,460	(a)
Microsoft Corp.	57,216	6,748,055
SecureWorks Corp., Class A	3,260	59,984	(a)
VMware Inc., Class A	15,200	2,743,752
		9,854,251
Technology Distributors – 0.2%
Arrow Electronics Inc.	17,843	1,374,982	(a)
Avnet Inc.	22,776	987,795
Insight Enterprises Inc.	13,287	731,582	(a)
PC Connection Inc.	4,305	157,864
ScanSource Inc.	9,488	339,860	(a)
Tech Data Corp.	12,000	1,228,920	(a)
		4,821,003
Technology Hardware, Storage & Peripherals – 0.6%
Apple Inc.	47,018	8,931,069
Dell Technologies, Class C	2,276	133,578	(a)
HP Inc.	95,030	1,846,433
Xerox Corp.	42,500	1,359,150
		12,270,230
Thrifts & Mortgage Finance – 0.1%
Capitol Federal Financial Inc.	49,800	664,830
Entegra Financial Corp.	2,564	57,562	(a)
ESSA Bancorp Inc.	2,500	38,500
FS Bancorp Inc.	1,439	72,641
Luther Burbank Corp.	6,470	65,347
Northwest Bancshares Inc.	36,190	614,144
OP Bancorp	4,821	42,184
Oritani Financial Corp.	14,562	242,166
Territorial Bancorp Inc.	2,916	78,470
Timberland Bancorp Inc.	1,847	51,679
TrustCo Bank Corp.	35,456	275,138
Waterstone Financial Inc.	9,400	154,724
Western New England Bancorp Inc.	4,000	36,920
		2,394,305
Tires & Rubber – 0.0%*
Cooper Tire & Rubber Co.	12,500	373,625
Tobacco – 0.0%*
Turning Point Brands Inc.	3,019	139,146

State Street Total Return V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

	Number of Shares	Fair Value
Trading Companies & Distributors – 0.4%
Aircastle Ltd.	8,500	$172,040
BlueLinx Holdings Inc.	3,330	88,711	(a)
CAI International Inc.	6,500	150,800	(a)
Ferguson PLC	55,088	3,505,854
Foundation Building Materials Inc.	4,553	44,802	(a)
Kaman Corp.	10,440	610,114
MSC Industrial Direct Company Inc., Class A	9,340	772,511
NOW Inc.	19,500	272,220	(a)
Rush Enterprises Inc., Class A	1,300	54,353
Rush Enterprises Inc., Class B	1,689	70,144
Univar Inc.	9,900	219,377	(a)
WESCO International Inc.	9,900	524,799	(a)
Willis Lease Finance Corp.	1,174	49,766	(a)
WW Grainger Inc.	7,520	2,262,994
		8,798,485
Trucking – 0.2%
AMERCO	1,500	557,265
ArcBest Corp.	8,928	274,893
Heartland Express Inc.	17,700	341,256
Landstar System Inc.	8,460	925,439
Marten Transport Ltd.	14,801	263,902
PAM Transportation Services Inc.	817	39,984	(a)
Ryder System Inc.	11,000	681,890
US Xpress Enterprises Inc.	8,600	56,846	(a)
Werner Enterprises Inc.	17,674	603,567
		3,745,042
Wireless Telecommunication Services – 0.0%*
NII Holdings Inc.	33,590	65,837	(a)
Telephone & Data Systems Inc.	20,881	641,673
		707,510
Total Domestic Equity (Cost $542,382,689)		588,544,718
Foreign Equity – 26.5%
Common Stock – 26.2%
Advertising – 0.1%
Cheil Worldwide Inc.	2,790	59,482
Hakuhodo DY Holdings Inc.	55,348	889,088
		948,570
Aerospace & Defense – 0.2%
Meggitt PLC	97,741	640,373
Thales S.A.	25,264	3,028,250
		3,668,623
Agricultural Products – 0.1%
China Agri-Industries Holdings Ltd.	179,000	61,339
Wilmar International Ltd.	456,432	1,115,386
		1,176,725
Air Freight & Logistics – 0.0%*
SG Holdings Co. Ltd.	22,800	664,318
Airlines – 0.2%
Japan Airlines Company Ltd.	54,394	1,916,088
Korean Air Lines Company Ltd.	3,847	107,944
Singapore Airlines Ltd.	154,897	1,104,692
		3,128,724
Airport Services – 0.0%*
Grupo Aeroportuario del Sureste SAB de C.V., Class B	29,307	473,868	(c)
SATS Ltd.	53,500	201,834
TAV Havalimanlari Holding A/S	40,138	165,821
		841,523
Alternative Carriers – 0.0%*
Intelsat S.A.	21,110	330,583	(a)
Aluminum – 0.0%*
China Zhongwang Holdings Ltd.	219,600	119,732

	Number of Shares	Fair Value
Apparel Retail – 0.1%
ABC-Mart Inc.	7,842	$466,900
Mr Price Group Ltd.	23,981	315,151
Shimamura Company Ltd.	5,300	448,670
Truworths International Ltd.	97,800	470,579
		1,701,300
Apparel, Accessories & Luxury Goods – 0.5%
Burberry Group PLC	97,742	2,489,305
FF Group	1,860	5,013	(a,b)
HUGO BOSS AG	19,986	1,366,225
Lululemon Athletica Inc.	20,200	3,310,174	(a)
Shenzhou International Group Holdings Ltd.	73,000	978,299
The Swatch Group AG	13,263	733,800
		8,882,816
Asset Management & Custody Banks – 0.2%
3i Group PLC	119,541	1,534,003
CI Financial Corp.	56,200	767,310
Hargreaves Lansdown PLC	48,064	1,167,107
IGM Financial Inc.	14,101	362,882
		3,831,302
Auto Parts & Equipment – 0.3%
Fuyao Glass Industry Group Company Ltd., Class H	111,200	373,266	(d)
Garrett Motion Inc.	15,827	233,131	(a)
Magna International Inc.	75,357	3,670,407
Sumitomo Electric Industries Ltd.	117,600	1,560,244
Toyoda Gosei Company Ltd.	27,328	578,731
		6,415,779
Automobile Manufacturers – 0.3%
Astra International Tbk PT	449,536	231,239
Dongfeng Motor Group Company Ltd., Class H	598,000	598,766
Ford Otomotiv Sanayi A/S	15,508	133,900
Isuzu Motors Ltd.	131,008	1,720,971
Kia Motors Corp.	48,858	1,521,567
Mazda Motor Corp.	77,400	866,060
Peugeot S.A.	64,484	1,574,103
		6,646,606
Automotive Retail – 0.0%*
Petrobras Distribuidora S.A.	24,700	146,929
Brewers – 0.0%*
Cia Cervecerias Unidas S.A.	30,214	432,562
Broadcasting – 0.1%
ITV PLC	534,375	885,020
Surya Citra Media Tbk PT	1,277,900	148,520
		1,033,540
Cable & Satellite – 0.1%
Cyfrowy Polsat S.A.	26,216	175,601	(a)
Eutelsat Communications S.A.	41,480	726,350
Megacable Holdings SAB de C.V.	66,227	307,517
SES S.A.	10,933	170,208
		1,379,676
Casinos & Gaming – 0.0%*
Kangwon Land Inc.	25,975	732,270
Coal & Consumable Fuels – 0.2%
Bukit Asam Tbk PT	636,400	187,702
China Shenhua Energy Company Ltd., Class H	744,000	1,696,521
Energy Fuels Inc.	32,200	107,226	(a)
Washington H Soul Pattinson & Company Ltd.	142,679	2,666,571
		4,658,020
Commercial Printing – 0.1%
Dai Nippon Printing Company Ltd.	27,600	660,046
Toppan Printing Company Ltd.	38,300	578,211
		1,238,257
Commodity Chemicals – 0.1%
Kaneka Corp.	21,235	795,221

State Street Total Return V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

	Number of Shares	Fair Value
Kumho Petrochemical Company Ltd.	1,634	$137,042
Mexichem SAB de C.V.	27,313	65,349
Petronas Chemicals Group Bhd	530,300	1,189,846
Sinopec Shanghai Petrochemical Company Ltd., Class H	325,000	154,842
		2,342,300
Construction & Engineering – 0.2%
China Railway Construction Corporation Ltd., Class H	436,000	570,969
China Railway Group Ltd., Class H	836,461	762,942
Hyundai Engineering & Construction Company Ltd.	4,618	217,251
Metallurgical Corporation of China Ltd., Class H	633,000	187,079
Sinopec Engineering Group Company Ltd., Class H	290,500	283,471
Skanska AB, Class B	80,818	1,471,668
		3,493,380
Construction Machinery & Heavy Trucks – 0.1%
Hino Motors Ltd.	36,000	303,131
Sinotruk Hong Kong Ltd.	152,000	323,365
Weichai Power Company Ltd., Class H	193,000	308,310
		934,806
Construction Materials – 0.1%
Anhui Conch Cement Company Ltd., Class H	47,336	289,143
Asia Cement Corp.	116,030	150,965
China Resources Cement Holdings Ltd.	539,161	556,335
POSCO Chemical Company Ltd.	5,221	276,896
The Siam Cement PCL	5,646	85,753
The Siam Cement PCL NVDR	79,000	1,199,874	(c)
		2,558,966
Consumer Electronics – 0.1%
Garmin Ltd.	24,100	2,081,035
Copper – 0.0%*
Jiangxi Copper Company Ltd., Class H	275,000	365,034
Data Processing & Outsourced Services – 0.0%*
EVERTEC Inc.	23,040	640,742
Department Stores – 0.2%
El Puerto de Liverpool SAB de C.V.	41,459	263,106
Hyundai Department Store Company Ltd.	3,102	276,013
Next PLC	42,106	3,061,536
Takashimaya Company Ltd.	33,800	450,117
		4,050,772
Distillers & Vintners – 0.1%
Diageo PLC	42,644	1,743,701
Diversified Banks – 1.8%
Absa Group Ltd.	41,040	432,846
Agricultural Bank of China Ltd., Class H	4,758,578	2,194,416
Alliance Bank Malaysia Bhd	47,200	47,287
Aozora Bank Ltd.	15,600	385,613
Banco de Chile	2,878,763	423,856
Banco de Credito e Inversiones S.A.	4,276	273,372
Banco Santander Brasil S.A.	67,158	758,778
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	186,298	254,800
Bancolombia S.A.	14,582	181,275
Bangkok Bank PCL	3,000	20,419
Bangkok Bank PCL NVDR	54,000	352,229	(c)
Bank Handlowy w Warszawie S.A.	3,102	54,615
Bank Hapoalim BM	253,509	1,678,488
Bank Leumi Le-Israel BM	354,880	2,318,378
Bank of China Ltd., Class H	315,499	143,081
Bank of Communications Company Ltd., Class H	1,934,000	1,584,166
Bank Polska Kasa Opieki S.A.	37,699	1,081,652
China CITIC Bank Corporation Ltd., Class H	1,972,000	1,256,059

	Number of Shares	Fair Value
China Everbright Bank Company Ltd., Class H	559,000	$264,192
First Financial Holding Company Ltd.	413,381	283,005
Hong Leong Financial Group Bhd	50,600	237,724
Industrial & Commercial Bank of China Ltd., Class H	1,454,178	1,065,169
Industrial Bank of Korea	55,683	689,231
Komercni Banka A/S	15,207	621,372
Krung Thai Bank PCL NVDR	772,100	467,128	(c)
MCB Bank Ltd.	37,441	52,271
Mega Financial Holding Company Ltd.	956,238	870,280
Mizrahi Tefahot Bank Ltd.	33,265	683,750
Moneta Money Bank A/S	107,271	370,240	(d)
Nedbank Group Ltd.	88,431	1,540,602
Postal Savings Bank of China Company Ltd., Class H	613,000	350,623	(d)
RHB Bank Bhd	154,922	216,303
Royal Bank of Canada	128,896	9,727,381
SinoPac Financial Holdings Company Ltd.	1,409,106	521,205
Swedbank AB, Class A	80,737	1,143,338
Taiwan Business Bank	846,514	329,591
Taiwan Cooperative Financial Holding Company Ltd.	816,739	516,747
The Shanghai Commercial & Savings Bank Ltd.	66,000	104,288
Turkiye Halk Bankasi A/S	121,605	137,327
United Overseas Bank Ltd.	103,212	1,919,461
		35,552,558
Diversified Capital Markets – 0.0%*
Investec Ltd.	63,422	370,912
Diversified Chemicals – 0.0%*
Daicel Corp.	42,000	456,105
Diversified Metals & Mining – 0.1%
Ferroglobe PLC	1,316	—	(b)
Korea Zinc Company Ltd.	624	255,625
Mitsubishi Materials Corp.	25,000	659,981
		915,606
Diversified Real Estate Activities – 0.2%
Robinsons Land Corp.	217,100	101,294
Swire Pacific Ltd., Class A	210,286	2,705,608
The Wharf Holdings Ltd.	460,002	1,388,805
		4,195,707
Diversified REITs – 0.3%
Fibra Uno Administracion S.A. de C.V.	100,687	139,215
Growthpoint Properties Ltd.	656,506	1,111,684
H&R Real Estate Investment Trust	15,615	273,624
Mirvac Group	577,052	1,127,249
Redefine Properties Ltd.	948,116	637,721
The GPT Group	428,840	1,891,730
		5,181,223
Diversified Support Services – 0.0%*
Babcock International Group PLC	60,065	386,251
Drug Retail – 0.0%*
Clicks Group Ltd.	36,449	465,582
Electric Utilities – 0.9%
CEZ A/S	2,301	54,062
CLP Holdings Ltd.	238,364	2,763,218
Electricite de France S.A.	143,047	1,957,962
Emera Inc.	13,800	516,177
Endesa S.A.	75,467	1,926,945
Hydro One Ltd.	42,425	659,263	(d)
Inter Rao UES PJSC	5,000,000	283,685	(a)
Manila Electric Co.	49,750	360,027
PGE Polska Grupa Energetyczna S.A.	110,785	287,232	(a)
Red Electrica Corp. S.A.	102,848	2,194,174
Tokyo Electric Power Company Holdings Inc.	343,633	2,173,222	(a)
Verbund AG	103,369	4,965,383
		18,141,350

State Street Total Return V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

	Number of Shares	Fair Value
Electronic Components – 0.1%
Delta Electronics Inc.	57,865	$298,520
Hirose Electric Company Ltd.	2,700	283,697
Samsung Electro-Mechanics Company Ltd.	3,302	303,990
Walsin Technology Corp.	11,000	71,381
Zhen Ding Technology Holding Ltd.	96,481	299,581
		1,257,169
Electronic Equipment & Instruments – 0.0%*
China Railway Signal & Communication Corporation Ltd. Class H	326,000	257,895	(d)
Electronic Manufacturing Services – 0.0%*
Fabrinet	13,500	706,860	(a)
Fertilizers & Agricultural Chemicals – 0.0%*
Israel Chemicals Ltd.	54,156	281,721
Financial Exchanges & Data – 0.2%
ASX Ltd.	45,998	2,281,999
Singapore Exchange Ltd.	190,943	1,030,486
		3,312,485
Food Distributors – 0.0%*
The SPAR Group Ltd.	29,969	398,748
Food Retail – 0.8%
BIM Birlesik Magazalar A/S	15,094	203,583
Casino Guichard Perrachon S.A.	13,036	565,738
Colruyt S.A.	38,768	2,868,669
ICA Gruppen AB	12,542	504,368
J Sainsbury PLC	418,496	1,285,323
Koninklijke Ahold Delhaize N.V.	215,681	5,745,658
Lawson Inc.	11,900	660,126
Loblaw Companies Ltd.	27,600	1,361,871
Metro Inc.	25,849	951,960
Pick n Pay Stores Ltd.	13,026	59,985
WM Morrison Supermarkets PLC	226,718	672,240
		14,879,521
Footwear – 0.0%*
Pou Chen Corp.	65,000	79,192
Gas Utilities – 0.3%
Naturgy Energy Group S.A.	49,024	1,372,312
Osaka Gas Company Ltd.	121,256	2,392,584
Petronas Gas Bhd	88,800	383,259
Toho Gas Company Ltd.	10,600	475,963
Tokyo Gas Company Ltd.	14,000	378,633
		5,002,751
General Merchandise Stores – 0.4%
Harvey Norman Holdings Ltd.	140,152	400,219
Wesfarmers Ltd.	269,399	6,630,885
		7,031,104
Healthcare Distributors – 0.3%
Alfresa Holdings Corp.	53,916	1,534,403
Medipal Holdings Corp.	84,284	2,002,683
Suzuken Company Ltd.	34,022	1,970,285
		5,507,371
Healthcare Equipment – 0.1%
Steris PLC	17,700	2,266,131	(a)
Healthcare Facilities – 0.0%*
Ryman Healthcare Ltd.	63,797	532,992
Healthcare Services – 0.1%
Sonic Healthcare Ltd.	84,186	1,468,725
Highways & Railtracks – 0.0%*
Jiangsu Expressway Company Ltd., Class H	268,000	378,958
Home Building – 0.6%
Barratt Developments PLC	240,977	1,881,519
Berkeley Group Holdings PLC	81,991	3,941,269
Iida Group Holdings Company Ltd.	20,900	378,593
Persimmon PLC	105,517	2,983,619

	Number of Shares	Fair Value
Sekisui House Ltd.	97,200	$1,608,803
Taylor Wimpey PLC	764,767	1,748,412
		12,542,215
Home Improvement Retail – 0.0%*
Kingfisher PLC	192,388	588,623
Hotels, Resorts & Cruise Lines – 0.0%*
Flight Centre Travel Group Ltd.	13,210	394,585
Household Appliances – 0.0%*
Arcelik A/S	44,750	133,864	(a)
Rinnai Corp.	4,800	339,558
		473,422
Household Products – 0.1%
Hindustan Unilever Ltd.	50,095	1,234,242
Unilever Indonesia Tbk PT	70,400	243,360
		1,477,602
Human Resource & Employment Services – 0.0%*
Randstad N.V.	4,219	205,931
Hypermarkets & Super Centers – 0.3%
Aeon Company Ltd.	51,918	1,086,579
Atacadao Distribuicao Comercio e Industria Ltda	87,581	452,117
Coles Group Ltd.	227,872	1,918,146	(a)
METRO AG	71,268	1,183,544
Sun Art Retail Group Ltd.	208,651	203,336
Wal-Mart de Mexico SAB de C.V.	102,886	275,388
		5,119,110
Independent Power Producers & Energy Traders – 0.2%
Aboitiz Power Corp.	324,800	218,966
China Power International Development Ltd.	974,000	249,395
China Resources Power Holdings Company Ltd.	306,000	459,978
Colbun S.A.	908,822	205,411
Electricity Generating PCL NVDR	29,000	266,835	(c)
Glow Energy PCL NVDR	113,000	324,027
Huadian Power International Corporation Ltd., Class H	358,000	147,305
Uniper SE	55,084	1,663,175
		3,535,092
Industrial Conglomerates – 0.2%
DMCI Holdings Inc.	749,900	171,373
Far Eastern New Century Corp.	708,982	700,459
Grupo Carso SAB de C.V., Class A1	59,188	232,785
Jardine Matheson Holdings Ltd.	13,900	866,804
Keihan Holdings Company Ltd.	8,100	340,656
NWS Holdings Ltd.	370,653	810,248
Shanghai Industrial Holdings Ltd.	107,000	251,894
Sime Darby Bhd	525,862	287,244
Turkiye Sise ve Cam Fabrikalari A/S	149,157	153,920
		3,815,383
Industrial Gases – 0.7%
Air Liquide S.A.	7,567	963,090
Air Water Inc.	25,400	368,086
Linde PLC	67,328	11,845,015
		13,176,191
Industrial Machinery – 0.4%
Atlas Copco AB, Class B	92,716	2,300,082
JTEKT Corp.	25,200	310,091
Kone Oyj, Class B	34,338	1,733,496
Kurita Water Industries Ltd.	11,000	280,950
Schindler Holding AG	9,674	2,004,934
Schindler Holding AG	4,781	988,941
		7,618,494
Industrial REITs – 0.2%
Goodman Group	209,354	1,985,340
Segro PLC	257,677	2,261,049
		4,246,389

State Street Total Return V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

	Number of Shares	Fair Value
Integrated Oil & Gas – 1.0%
China Petroleum & Chemical Corp., Class H	2,634,125	$2,077,113
Equinor ASA	89,702	1,967,140
Gazprom PJSC ADR	606,079	2,735,841	(c)
Imperial Oil Ltd.	9,800	267,603
LUKOIL PJSC ADR	13,126	1,176,090
LUKOIL PJSC ADR	13,994	1,251,203	(c)
MOL Hungarian Oil & Gas PLC	56,853	650,620
Oil & Natural Gas Corporation Ltd.	199,726	460,573
PetroChina Company Ltd., Class H	388,768	252,082
Polskie Gornictwo Naftowe i Gazownictwo S.A.	383,055	624,962
Royal Dutch Shell PLC, Class B	80,290	2,540,220
Total S.A.	118,197	6,572,170
		20,575,617
Integrated Telecommunication Services – 1.1%
BCE Inc.	36,271	1,611,079
China Communications Services Corporation Ltd., Class H	526,000	469,048
China Telecom Corporation Ltd., Class H	3,063,047	1,701,270
Chunghwa Telecom Company Ltd.	722,000	2,565,143
Elisa Oyj	15,506	700,267
HKT Trust & HKT Ltd.	328,000	527,310
KT Corp.	6,654	160,620
LG Uplus Corp.	24,095	327,960
PCCW Ltd.	1,008,881	627,181
Proximus SADP	36,141	1,043,336
Spark New Zealand Ltd.	436,277	1,130,655
Swisscom AG	6,154	3,009,336
Telenor ASA	89,996	1,804,811
Telia Company AB	389,891	1,763,385
Telkom S.A. SOC Ltd.	62,121	314,110
Telstra Corporation Ltd.	989,042	2,332,519
TELUS Corp.	46,956	1,738,421
		21,826,451
Interactive Home Entertainment – 0.0%*
CD Projekt S.A.	1,634	85,241	(a)
Interactive Media & Services – 0.2%
Tencent Holdings Ltd.	75,163	3,456,562
Internet & Direct Marketing Retail – 0.2%
Alibaba Group Holding Ltd. ADR	14,850	2,709,383	(a,c)
CJ ENM Company Ltd.	287	58,912
Naspers Ltd., Class N	2,224	513,872
		3,282,167
Investment Banking & Brokerage – 0.0%*
Guotai Junan Securities Company Ltd., Class H	79,200	176,562	(d)
IT Consulting & Other Services – 1.1%
Accenture PLC, Class A	84,701	14,909,070
HCL Technologies Ltd.	21,097	331,172
Infosys Ltd.	138,661	1,488,892
Nomura Research Institute Ltd.	26,842	1,219,815
Obic Company Ltd.	15,338	1,546,479
Tata Consultancy Services Ltd.	28,225	815,541
Tech Mahindra Ltd.	52,369	586,548
Wipro Ltd.	284,722	1,047,234
		21,944,751
Leisure Products – 0.1%
Bandai Namco Holdings Inc.	19,100	895,595
Sankyo Company Ltd.	10,600	404,138
		1,299,733
Life & Health Insurance – 0.8%
CNP Assurances	99,693	2,196,268
Great-West Lifeco Inc.	70,474	1,707,054
Hanwha Life Insurance Company Ltd.	14,280	50,322
Liberty Holdings Ltd.	28,459	199,373
MMI Holdings Ltd.	202,891	233,403
Poste Italiane S.p.A.	215,482	2,098,225	(d)

	Number of Shares	Fair Value
Power Corporation of Canada	84,262	$1,965,346
Power Financial Corp.	59,341	1,386,748
Sony Financial Holdings Inc.	19,600	369,741
Sun Life Financial Inc.	31,655	1,216,488
Swiss Life Holding AG	8,131	3,580,122
		15,003,090
Life Sciences Tools & Services – 0.2%
Divi’s Laboratories Ltd.	17,598	432,640
Sartorius Stedim Biotech	23,795	3,016,486
		3,449,126
Marine – 0.1%
COSCO SHIPPING Energy Transportation Company Ltd., Class H	270,000	154,778
Costamare Inc.	18,987	98,733
Kuehne + Nagel International AG	12,830	1,759,793
MISC Bhd	144,800	237,284
		2,250,588
Marine Ports & Services – 0.1%
COSCO SHIPPING Ports Ltd.	376,746	406,984
Kamigumi Company Ltd.	25,501	590,727
		997,711
Motorcycle Manufacturers – 0.0%*
Bajaj Auto Ltd.	11,593	487,166
Hero MotoCorp Ltd.	5,270	194,227
		681,393
Movies & Entertainment – 0.0%*
Toho Company Ltd.	10,800	433,717
Multi-Line Insurance – 1.5%
Allianz SE	36,977	8,232,510
Assicurazioni Generali S.p.A.	278,911	5,167,391
Baloise Holding AG	11,595	1,915,230
BB Seguridade Participacoes S.A.	154,638	1,053,781
Gjensidige Forsikring ASA	35,323	611,167
Mapfre S.A.	256,094	706,236
Porto Seguro S.A.	21,430	296,420
Sampo Oyj, Class A	31,406	1,425,027
Sul America S.A.	45,228	346,325
Zurich Insurance Group AG	28,060	9,286,651
		29,040,738
Multi-Sector Holdings – 0.3%
EXOR N.V.	25,768	1,675,255
Groupe Bruxelles Lambert S.A.	19,169	1,864,401
Industrivarden AB, Class C	39,685	833,251
Kinnevik AB, Class B	57,478	1,492,211
Pargesa Holding S.A.	9,173	718,440
		6,583,558
Office REITs – 0.1%
Dexus	160,852	1,455,688
Japan Prime Realty Investment Corp.	120	494,376
		1,950,064
Office Services & Supplies – 0.0%*
Societe BIC S.A.	6,092	543,470
Oil & Gas Drilling – 0.1%
Noble Corporation PLC	93,316	267,817	(a)
Transocean Ltd.	109,200	951,132	(a)
		1,218,949
Oil & Gas Equipment & Services – 0.0%*
Frank’s International N.V.	27,700	172,017	(a)
Oil & Gas Exploration & Production – 0.0%*
Oil & Gas Development Company Ltd.	102,480	107,504
Tatneft PJSC ADR	5,935	410,702	(c)
		518,206
Oil & Gas Refining & Marketing – 0.3%
Caltex Australia Ltd.	61,759	1,149,846
Cosan S.A.	36,075	395,354
Grupa Lotos S.A.	7,873	171,266
Idemitsu Kosan Company Ltd.	13,800	461,933

State Street Total Return V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

	Number of Shares	Fair Value
JXTG Holdings Inc.	634,809	$2,904,917
Tupras Turkiye Petrol Rafinerileri A/S	9,653	213,235
		5,296,551
Oil & Gas Storage & Transportation – 0.2%
DHT Holdings Inc.	34,800	155,208
Enagas S.A.	53,887	1,569,552
Ship Finance International Ltd.	30,745	379,393
Snam S.p.A.	290,234	1,492,247
Teekay Tankers Ltd., Class A	72,300	70,138
		3,666,538
Other Diversified Financial Services – 0.0%*
RMB Holdings Ltd.	155,974	821,767
Packaged Foods & Meats – 0.5%
China Huishan Dairy Holdings Company Ltd.	55,000	—	(a,b,**)
Chocoladefabriken Lindt & Spruengli AG	576	3,915,574
Chocoladefabriken Lindt & Spruengli AG	12	938,648
Marine Harvest ASA	35,846	801,286	(a)
Nestle Malaysia Bhd	5,300	190,579
NH Foods Ltd.	21,700	781,267
Nisshin Seifun Group Inc.	69,070	1,585,019
PPB Group Bhd	80,960	363,304
QL Resources Bhd	143,400	241,664
Toyo Suisan Kaisha Ltd.	11,600	441,740
Uni-President China Holdings Ltd.	118,000	115,746
Yihai International Holding Ltd.	93,649	416,949	(a)
		9,791,776
Personal Products – 0.6%
Beiersdorf AG	23,950	2,493,988
Dabur India Ltd.	20,081	118,500
L’Oreal S.A.	32,798	8,831,170
Marico Ltd.	91,200	456,362
		11,900,020
Pharmaceuticals – 0.8%
Astellas Pharma Inc.	223,999	3,356,393
China Traditional Chinese Medicine Holdings Company Ltd.	246,000	146,347
Endo International PLC	10,300	82,709	(a)
Hisamitsu Pharmaceutical Company Inc.	13,596	625,230
Kalbe Farma Tbk PT	3,172,300	338,616
Novo Nordisk A/S, Class B	28,115	1,473,271
Orion Oyj, Class B	21,115	792,354
Roche Holding AG	27,142	7,477,064
SSY Group Ltd.	332,000	308,741
Sumitomo Dainippon Pharma Company Ltd.	9,100	225,023
Taisho Pharmaceutical Holdings Company Ltd.	16,957	1,616,266
Tong Ren Tang Technologies Company Ltd., Class H	33,000	44,309
		16,486,323
Property & Casualty Insurance – 1.1%
Admiral Group PLC	27,129	767,105
Arch Capital Group Ltd.	81,900	2,647,008	(a)
Assured Guaranty Ltd.	21,900	973,017
Axis Capital Holdings Ltd.	17,400	953,172
Chubb Ltd.	66,500	9,315,320
DB Insurance Company Ltd.	9,395	568,616
Direct Line Insurance Group PLC	423,563	1,948,292
Hyundai Marine & Fire Insurance Company Ltd.	13,828	461,705
Intact Financial Corp.	21,279	1,801,137
James River Group Holdings Ltd.	1,200	48,096
Samsung Fire & Marine Insurance Company Ltd.	6,805	1,804,515
Tryg A/S	50,654	1,391,173
		22,679,156

	Number of Shares	Fair Value
Publishing – 0.1%
Singapore Press Holdings Ltd.	522,203	$929,132
Real Estate Development – 0.2%
China Overseas Land & Investment Ltd.	106,000	402,398
China Resources Land Ltd.	152,077	681,929
China Vanke Company Ltd., Class H	15,245	64,088
Land & Houses PCL NVDR	660,100	222,564	(c)
Longfor Group Holdings Ltd.	327,000	1,151,797
Shimao Property Holdings Ltd.	257,000	803,744
Sino Land Company Ltd.	623,937	1,206,551
Yuexiu Property Company Ltd.	252,000	60,673
Yuzhou Properties Company Ltd.	359,000	216,773
		4,810,517
Real Estate Operating Companies – 0.3%
Aroundtown S.A.	186,322	1,537,706
First Capital Realty Inc.	42,340	678,226
Hysan Development Company Ltd.	149,131	798,853
Multiplan Empreendimentos Imobiliarios S.A.	16,569	99,583
Swire Properties Ltd.	465,728	2,002,347
Swiss Prime Site AG	8,955	784,540	(a)
		5,901,255
Regional Banks – 0.1%
Bendigo & Adelaide Bank Ltd.	116,181	798,882
DGB Financial Group Inc.	26,799	192,889
Popular Inc.	20,907	1,089,882
Yamaguchi Financial Group Inc.	79,853	676,714
		2,758,367
Reinsurance – 0.2%
China Reinsurance Group Corp., Class H	1,253,000	264,967
Hannover Rueck SE	14,327	2,059,145
IRB Brasil Resseguros S/A	30,999	726,844
SCOR SE	38,737	1,651,102
		4,702,058
Renewable Electricity – 0.0%*
Engie Brasil Energia S.A.	45,121	495,187
Meridian Energy Ltd.	96,157	274,448
		769,635
Research & Consulting Services – 0.0%*
Thomson Reuters Corp.	5,200	307,769
Restaurants – 0.1%
Jollibee Foods Corp.	35,120	212,018
Whitbread PLC	20,243	1,339,457
		1,551,475
Retail REITs – 0.6%
CapitaLand Mall Trust	1,287,733	2,262,683
Hyprop Investments Ltd.	19,650	96,034
Japan Retail Fund Investment Corp.	436	877,239
Link REIT	501,764	5,867,800
RioCan Real Estate Investment Trust	35,700	707,346
Scentre Group	171,393	500,388
SmartCentres Real Estate Investment Trust	15,900	416,677
Vicinity Centres	774,749	1,430,892
		12,159,059
Security & Alarm Services – 0.2%
Secom Company Ltd.	33,800	2,895,529
Semiconductor Equipment – 0.0%*
Hanergy Thin Film Power Group Ltd.	64,000	—	(a,b,**)
Xinyi Solar Holdings Ltd.	294,000	141,570
		141,570
Semiconductors – 0.2%
Hua Hong Semiconductor Ltd.	99,000	232,052	(d)
Novatek Microelectronics Corp.	128,000	822,310
Realtek Semiconductor Corp.	100,770	595,063
SK Hynix Inc.	8,229	537,919

State Street Total Return V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

	Number of Shares	Fair Value
Taiwan Semiconductor Manufacturing Company Ltd.	242,811	$1,934,105
Vanguard International Semiconductor Corp.	198,000	427,216
		4,548,665
Soft Drinks – 0.0%*
Fraser & Neave Holdings Bhd	28,300	241,512
Specialty Chemicals – 0.4%
Croda International PLC	31,278	2,053,328
Evonik Industries AG	38,752	1,056,488
Givaudan S.A.	1,443	3,686,105
Johnson Matthey PLC	45,983	1,882,629
		8,678,550
Specialty Stores – 0.0%*
JUMBO S.A.	18,293	306,050
Steel – 0.1%
Angang Steel Company Ltd., Class H	238,000	174,029
China Oriental Group Company Ltd.	246,000	154,495
Hitachi Metals Ltd.	27,100	314,863
Maanshan Iron & Steel Company Ltd., Class H	382,000	186,865
Maruichi Steel Tube Ltd.	23,948	697,767
Severstal PJSC GDR	15,190	236,964
		1,764,983
Systems Software – 0.0%*
Oracle Corporation Japan	9,100	610,860
Technology Distributors – 0.0%*
Synnex Technology International Corp.	312,400	375,036
WPG Holdings Ltd.	332,920	434,236
		809,272
Technology Hardware, Storage & Peripherals – 0.5%
Asustek Computer Inc.	145,105	1,049,899
Canon Inc.	30,900	896,975
Chicony Electronics Company Ltd.	128,647	299,281
FUJIFILM Holdings Corp.	64,200	2,919,843
Inventec Corp.	554,000	421,515
Lite-On Technology Corp.	367,669	535,032
Quanta Computer Inc.	582,000	1,091,468
Samsung Electronics Company Ltd.	44,769	1,761,022
Wistron Corp.	591,939	455,183
		9,430,218
Textiles – 0.0%*
Formosa Taffeta Company Ltd.	186,000	222,086
Ruentex Industries Ltd.	77,187	202,606
		424,692
Tires & Rubber – 0.2%
Bridgestone Corp.	89,000	3,430,221
Hankook Tire Company Ltd.	1,781	58,760
Sumitomo Rubber Industries Ltd.	40,600	487,119
The Yokohama Rubber Company Ltd.	28,200	523,822
		4,499,922
Tobacco – 0.2%
British American Tobacco Malaysia Bhd	11,300	100,032
Gudang Garam Tbk PT	8,254	48,226
Hanjaya Mandala Sampoerna Tbk PT	648,528	170,785
ITC Ltd.	94,894	407,178
Swedish Match AB	67,813	3,464,748
		4,190,969
Trading Companies & Distributors – 0.3%
AerCap Holdings N.V.	29,700	1,382,238	(a)
BOC Aviation Ltd.	46,000	375,327	(d)
Bunzl PLC	50,551	1,667,841
Marubeni Corp.	371,607	2,568,364
Posco Daewoo Corp.	10,905	170,526
		6,164,296
Trucking – 0.1%
ComfortDelGro Corporation Ltd.	514,381	975,976

		Number of Shares	Fair Value
Water Utilities – 0.0%*
Aguas Andinas S.A., Class A		577,236	$328,201
Guangdong Investment Ltd.		244,000	471,218
			799,419
Wireless Telecommunication Services – 0.3%
China Mobile Ltd.		202,562	2,064,339
KDDI Corp.		12,200	262,881
SK Telecom Company Ltd.		1,544	342,099
Taiwan Mobile Company Ltd.		340,762	1,232,782
Vodacom Group Ltd.		137,011	1,058,656
			4,960,757
Total Common Stock (Cost $510,662,593)			519,872,894
Preferred Stock – 0.3%
Automobile Manufacturers – 0.1%
Bayerische Motoren Werke AG		13,212	869,336
Hyundai Motor Co.		5,108	311,403	(c)
Hyundai Motor Co.		4,556	306,249	(c)
			1,486,988
Commodity Chemicals – 0.0%*
FUCHS PETROLUB SE		9,867	406,605	(c)
LG Chem Ltd.		1,002	183,610	(c)
			590,215
Diversified Banks – 0.1%
Grupo Aval Acciones y Valores S.A.		863,367	334,725
Itausa—Investimentos Itau S.A.		567,241	1,746,164	(c)
			2,080,889
Integrated Telecommunication Services – 0.0%*
Telefonica Brasil S.A.		4,793	58,501	(c)
Technology Hardware, Storage & Peripherals – 0.1%
Samsung Electronics Company Ltd.		71,339	2,278,248	(c)
Total Preferred Stock (Cost $6,685,484)			6,494,841
Total Foreign Equity (Cost $517,348,077)			526,367,735

		Principal Amount	Fair Value
Bonds and Notes – 28.7%
U.S. Treasuries – 13.9%
U.S. Treasury Bonds
2.25%	08/15/46	$1,600,000	1,427,118
2.50%	02/15/45 - 05/15/46	3,110,000	2,927,653
2.75%	11/15/42 - 11/15/47	2,150,000	2,125,390
2.88%	05/15/43 - 11/15/46	2,700,000	2,736,931
3.00%	05/15/42 - 08/15/48	7,350,000	7,624,618
3.13%	08/15/44 - 05/15/48	2,000,000	2,120,439
3.38%	05/15/44 - 11/15/48	2,600,000	2,882,978
3.63%	08/15/43 - 02/15/44	1,740,000	2,000,517
3.75%	11/15/43	1,400,000	1,641,001
4.25%	05/15/39 - 11/15/40	900,000	1,125,685
4.38%	02/15/38 - 05/15/40	2,000,000	2,534,974
4.50%	02/15/36	2,000,000	2,532,518
4.63%	02/15/40	500,000	656,352
5.25%	02/15/29	200,000	249,380
5.50%	08/15/28	200,000	251,606
6.00%	02/15/26	827,000	1,018,412
6.38%	08/15/27	200,000	260,324
7.63%	11/15/22 - 02/15/25	500,000	613,836
7.88%	02/15/21	1,000,000	1,101,200
8.75%	05/15/20	1,200,000	1,284,193
U.S. Treasury Inflation Indexed Bonds
0.63%	02/15/43	1,423,188	1,339,893
0.75%	02/15/42 - 02/15/45	3,642,056	3,525,441
0.88%	02/15/47	677,749	671,013
1.00%	02/15/46 - 02/15/49	4,355,747	4,448,503

State Street Total Return V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
1.38%	02/15/44	$2,051,943	$2,268,798
1.75%	01/15/28	961,152	1,061,618
2.13%	02/15/41	1,091,883	1,370,699
2.38%	01/15/25	2,503,650	2,780,835
2.50%	01/15/29	1,524,016	1,806,441
3.38%	04/15/32	567,204	764,735
3.88%	04/15/29	2,296,590	3,034,768
U.S. Treasury Inflation Indexed Notes
0.13%	04/15/20 - 07/15/26	30,625,044	30,338,015
0.25%	01/15/25	6,376,020	6,309,705
0.38%	07/15/23 - 07/15/27	12,910,712	12,873,153
0.50%	01/15/28	2,652,980	2,646,998
0.63%	07/15/21 - 01/15/26	10,641,409	10,741,160
0.75%	07/15/28	4,888,211	4,998,622
0.88%	01/15/29	1,993,680	2,058,049
1.13%	01/15/21	3,451,800	3,496,666
1.25%	07/15/20	2,308,240	2,342,957
U.S. Treasury Notes
1.13%	06/30/21 - 09/30/21	3,200,000	3,116,703
1.25%	10/31/21	4,000,000	3,899,753
1.38%	04/30/20 - 05/31/21	5,500,000	5,420,814
1.50%	01/31/22 - 08/15/26	2,900,000	2,786,060
1.63%	06/30/20 - 05/15/26	11,540,000	11,289,206
1.75%	10/31/20 - 05/15/23	9,600,000	9,468,728
1.88%	12/15/20 - 09/30/22	16,600,000	16,420,863
2.00%	07/31/20 - 11/15/26	12,644,000	12,500,089
2.13%	08/31/20 - 05/15/25	11,200,000	11,141,785
2.25%	03/31/21	800,000	799,605	(e)
2.25%	07/31/21 - 11/15/27	11,090,000	11,033,313
2.38%	01/31/23 - 05/15/27	5,000,000	5,022,999
2.50%	05/31/20 - 01/31/25	8,500,000	8,587,413
2.63%	07/31/20 - 02/15/29	10,885,000	11,024,905
2.75%	09/30/20 - 02/15/28	14,300,000	14,590,915
2.88%	10/15/21 - 08/15/28	9,700,000	9,981,473
3.00%	10/31/25	500,000	520,728
3.13%	05/15/21 - 11/15/28	2,500,000	2,630,262
3.63%	02/15/21	700,000	716,752
			276,945,560
Agency Mortgage Backed – 6.7%
Federal Home Loan Banks
2.50%	02/13/24	440,000	443,907
2.75%	09/13/21	500,000	499,830
3.25%	11/16/28	125,000	131,394
Federal Home Loan Mortgage Corp.
1.13%	08/12/21	637,000	619,260
2.38%	01/13/22	1,100,000	1,102,706
2.50%	01/01/28 - 02/01/32	2,121,334	2,113,045
2.51%	11/25/22	300,000	299,422	(c)
3.00%	05/01/30 - 03/01/48	10,943,595	10,972,482
3.50%	03/01/26 - 04/01/48	9,508,059	9,693,899
4.00%	06/01/42 - 03/01/49	6,650,270	6,878,311
4.50%	05/01/42 - 03/01/49	1,952,316	2,039,050
5.00%	06/01/41	1,378,482	1,499,757
5.50%	01/01/38 - 04/01/39	329,893	360,101
6.00%	06/01/37 - 11/01/37	311,854	350,158
6.25%	07/15/32	250,000	345,277
Federal National Mortgage Assoc.
1.50%	07/30/20	500,000	494,310
1.88%	09/24/26	1,000,000	955,580
2.13%	04/24/26	700,000	684,089
2.50%	09/01/28 - 10/01/31	1,963,095	1,953,922
2.63%	01/11/22	1,500,000	1,514,835
3.00%	01/01/28 - 05/01/47	12,559,106	12,603,242
3.50%	01/01/27 - 09/01/48	16,849,405	17,163,791
4.00%	10/01/41 - 11/01/48	11,419,478	11,826,024
4.50%	01/01/27 - 12/01/48	4,346,674	4,580,228
5.00%	12/01/39 - 05/01/41	274,313	294,512
5.50%	12/01/35 - 04/01/38	1,152,979	1,249,864
6.00%	03/01/34 - 08/01/37	1,550,149	1,732,008
6.63%	11/15/30	100,000	137,868
3.50%	TBA	1,200,000	1,222,611	(e)
4.00%	TBA	1,100,000	1,132,071	(e)

		Principal Amount	Fair Value
4.50%	TBA	$1,250,000	$1,302,287	(e)
Government National Mortgage Assoc.
2.50%	05/20/45	243,604	238,662
3.00%	10/15/42 - 02/20/47	8,201,552	8,261,931
3.50%	03/20/45 - 08/20/48	12,767,854	13,069,278
4.00%	12/20/40 - 01/20/49	7,367,158	7,652,701
4.50%	05/20/40 - 12/20/48	3,131,583	3,274,164
5.00%	08/15/41	1,952,094	2,095,293
3.50%	TBA	150,000	153,229	(e)
4.00%	TBA	450,000	464,593	(e)
4.50%	TBA	1,000,000	1,038,330	(e)
			132,444,022
Agency Collateralized Mortgage Obligations – 0.2%
Federal Home Loan Mortgage Corp.
2.75%	01/25/26	300,000	299,241	(c)
3.06%	07/25/23	600,000	610,373	(c,f)
3.18%	11/25/28	339,981	347,932
3.30%	04/25/23	100,000	102,632	(c,f)
3.39%	03/25/24	200,000	206,458	(c)
3.49%	01/25/24	300,000	310,789	(c)
3.85%	06/25/51	250,000	267,469	(c)
3.97%	01/25/21	200,000	203,015	(c,f)
4.33%	10/25/20	50,000	50,755	(c,f)
Federal National Mortgage Assoc.
2.78%	06/25/21	303,053	302,731	(c,f)
3.08%	06/25/27	261,000	264,015	(c,f)
3.64%	08/25/30	200,000	209,210	(c,f)
			3,174,620
Asset Backed – 0.1%
American Express Credit Account Master Trust 2018-8
3.18%	04/15/24	171,000	173,609	(c)
Americredit Automobile Receivables Trust 2018-1
3.50%	01/18/24	75,000	76,011	(c)
BA Credit Card Trust
3.10%	12/15/23	200,000	202,353	(c)
Capital One Multi-Asset Execution Trust
2.08%	03/15/23	75,000	74,545
1.66%	06/17/24	30,000	29,363
Carmax Auto Owner Trust 2018-4
3.48%	02/15/24	150,000	154,264
Chase Issuance Trust
1.49%	07/15/22	100,000	98,622
Citibank Credit Card Issuance Trust
3.21%	12/07/24	300,000	306,290	(c)
Discover Card Execution Note Trust
3.32%	03/15/24	65,000	66,203	(c)
3.04%	07/15/24	60,000	60,791
Drive Auto Receivables Trust 2018-2
4.14%	08/15/24	150,000	152,604	(c)
Ford Credit Auto Lease Trust
3.19%	12/15/21	40,000	40,263	(c)
Ford Credit Floorplan Master Owner Trust A
2.16%	09/15/22	250,000	248,152	(c)
GM Financial Automobile Leasing Trust 2018-2
3.06%	06/21/21	100,000	100,347	(c)
Honda Auto Receivables Owner Trust
2.60%	02/15/22	180,000	180,104	(c)
Nissan Auto Receivables 2018-B Owner Trust
3.06%	03/15/23	115,000	115,904	(c)
Synchrony Credit Card Master Note Trust 2016-2
2.21%	05/15/24	100,000	99,095	(c)
Toyota Auto Receivables 2018-B Owner Trust
2.96%	09/15/22	100,000	100,666	(c)
World Omni Auto Receivables Trust 2018-D
3.33%	04/15/24	50,000	50,901	(c)
World Omni Automobile Lease Securitization Trust 2018-B
3.19%	12/15/21	50,000	50,413	(c)
			2,380,500
Corporate Notes – 6.9%
3M Co.
3.00%	09/14/21 - 08/07/25	50,000	50,843

State Street Total Return V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
3.25%	02/14/24	$75,000	$77,256
3.38%	03/01/29	50,000	51,466
3.63%	09/14/28	25,000	26,240
4.00%	09/14/48	55,000	57,510
Abbott Laboratories
2.55%	03/15/22	130,000	129,407
3.75%	11/30/26	57,000	59,269
4.75%	11/30/36	100,000	112,312
4.90%	11/30/46	100,000	115,663
AbbVie Inc.
2.30%	05/14/21	100,000	98,828
3.38%	11/14/21	100,000	101,277
3.75%	11/14/23	35,000	35,905
4.25%	11/14/28	15,000	15,309
4.30%	05/14/36	100,000	94,965
4.40%	11/06/42	150,000	138,519
4.50%	05/14/35	70,000	68,443
4.70%	05/14/45	150,000	143,972
4.88%	11/14/48	125,000	122,785
Adobe Inc.
3.25%	02/01/25	70,000	71,593
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%	10/01/25	100,000	100,788
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%	02/01/22	100,000	101,426
4.45%	04/03/26	150,000	150,660	(e)
Aetna Inc.
2.75%	11/15/22	50,000	49,315
Aflac Inc.
3.63%	11/15/24	150,000	155,337
African Development Bank
2.13%	11/16/22	100,000	99,168
3.00%	09/20/23	150,000	153,930
Air Lease Corp.
3.88%	04/01/21 - 07/03/23	150,000	152,135
4.25%	02/01/24	100,000	102,188
Aircastle Ltd.
4.13%	05/01/24	20,000	20,021
5.00%	04/01/23	20,000	20,792
5.13%	03/15/21	20,000	20,579
5.50%	02/15/22	20,000	20,942
7.63%	04/15/20	10,000	10,437
Alexandria Real Estate Equities Inc.
3.45%	04/30/25	100,000	99,681
4.70%	07/01/30	15,000	16,043
Alibaba Group Holding Ltd.
3.13%	11/28/21	200,000	201,154
4.20%	12/06/47	60,000	58,962
Allergan Finance LLC
3.25%	10/01/22	150,000	149,959
Allergan Funding SCS
4.75%	03/15/45	100,000	99,355
Alphabet Inc.
3.38%	02/25/24	125,000	129,898
Altria Group Inc.
2.63%	09/16/26	100,000	92,267
3.80%	02/14/24	20,000	20,354
4.25%	08/09/42	213,000	185,350
4.80%	02/14/29	40,000	41,216
5.38%	01/31/44	70,000	69,976
5.80%	02/14/39	15,000	15,896
5.95%	02/14/49	40,000	42,922
6.20%	02/14/59	15,000	16,143
Amazon.com Inc.
1.90%	08/21/20	100,000	99,175
3.15%	08/22/27	100,000	100,622
3.88%	08/22/37	100,000	104,053
4.25%	08/22/57	100,000	107,320
4.80%	12/05/34	150,000	173,962
America Movil SAB de C.V.
3.13%	07/16/22	150,000	150,948

		Principal Amount	Fair Value
American Campus Communities Operating Partnership LP
3.63%	11/15/27	$30,000	$29,370
American Electric Power Company Inc.
3.20%	11/13/27	100,000	97,633
American Express Co.
2.20%	10/30/20	120,000	119,059
3.00%	02/22/21 - 10/30/24	165,000	164,814
3.38%	05/17/21	50,000	50,631
3.40%	02/27/23	100,000	101,439
3.63%	12/05/24	150,000	153,943
3.70%	11/05/21	25,000	25,556
American Financial Group Inc.
3.50%	08/15/26	65,000	63,088
American Homes 4 Rent LP
4.90%	02/15/29	100,000	103,554
American Honda Finance Corp.
2.60%	11/16/22	100,000	99,673
3.38%	12/10/21	100,000	101,629
American International Group Inc.
4.25%	03/15/29	100,000	101,499
4.50%	07/16/44	150,000	143,597
4.88%	06/01/22	200,000	211,240
American Tower Corp.
3.38%	05/15/24	100,000	100,753
3.50%	01/31/23	150,000	152,130
3.95%	03/15/29	100,000	100,505
Ameriprise Financial Inc.
3.00%	03/22/22	15,000	15,093
AmerisourceBergen Corp.
3.45%	12/15/27	100,000	97,826
Amgen Inc.
2.20%	05/11/20	300,000	298,407
3.20%	11/02/27	100,000	98,018
4.56%	06/15/48	150,000	149,734
4.66%	06/15/51	105,000	105,607
Amphenol Corp.
4.35%	06/01/29	25,000	26,318
Anadarko Petroleum Corp.
6.20%	03/15/40	142,000	159,977
Analog Devices Inc.
2.50%	12/05/21	200,000	198,138
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
4.25%	12/01/27	35,000	35,208
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%	02/01/36	150,000	149,734	(d)
4.90%	02/01/46	220,000	221,199	(d)
Anheuser-Busch InBev Worldwide Inc.
4.00%	04/13/28	155,000	157,237
4.15%	01/23/25	100,000	104,250
4.38%	04/15/38	215,000	206,385
4.60%	04/15/48	135,000	129,653
4.75%	01/23/29 - 04/15/58	105,000	106,112
5.45%	01/23/39	35,000	37,933
5.55%	01/23/49	165,000	181,084
5.80%	01/23/59	25,000	27,790
Anthem Inc.
3.30%	01/15/23	100,000	101,067
3.70%	08/15/21	237,000	241,332
4.38%	12/01/47	65,000	64,833
Aon Corp.
4.50%	12/15/28	100,000	105,308
Apache Corp.
4.38%	10/15/28	25,000	25,203
5.10%	09/01/40	150,000	148,110
Apple Inc.
1.80%	05/11/20	200,000	198,508
2.00%	11/13/20	50,000	49,633
2.25%	02/23/21	200,000	199,184
2.40%	01/13/23	50,000	49,656
2.50%	02/09/22	150,000	150,016
2.75%	01/13/25	50,000	49,753
3.00%	11/13/27	100,000	99,384

State Street Total Return V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
3.25%	02/23/26	$160,000	$162,984
3.75%	11/13/47	50,000	49,930
4.38%	05/13/45	165,000	178,893
4.50%	02/23/36	150,000	167,796
4.65%	02/23/46	185,000	209,044
Applied Materials Inc.
3.90%	10/01/25	160,000	168,051
Aptiv Corp.
4.15%	03/15/24	150,000	154,626
Aptiv PLC
5.40%	03/15/49	100,000	103,584
ArcelorMittal
4.55%	03/11/26	100,000	102,536
5.25%	08/05/20	30,000	30,833
5.50%	03/01/21	25,000	26,130
6.13%	06/01/25	20,000	22,131
6.25%	02/25/22	25,000	26,972
7.00%	10/15/39	28,000	31,885
Arch Capital Finance LLC
4.01%	12/15/26	100,000	103,708
5.03%	12/15/46	100,000	110,528
Archer-Daniels-Midland Co.
4.02%	04/16/43	120,000	122,185
Arizona Public Service Co.
4.25%	03/01/49	25,000	25,878
Arrow Electronics Inc.
4.00%	04/01/25	40,000	39,989
Ascension Health
3.95%	11/15/46	25,000	25,509
Asian Development Bank
2.13%	03/19/25	300,000	295,137
2.25%	01/20/21	200,000	199,520
2.63%	01/30/24	200,000	202,490
2.75%	03/17/23	295,000	299,629
3.13%	09/26/28	25,000	26,210
Assurant Inc.
4.90%	03/27/28	50,000	51,415
AstraZeneca PLC
3.50%	08/17/23	25,000	25,511
4.00%	01/17/29	20,000	20,846
4.38%	08/17/48	20,000	20,690
6.45%	09/15/37	150,000	189,579
AT&T Inc.
2.45%	06/30/20	200,000	199,198
2.80%	02/17/21	300,000	299,499
4.10%	02/15/28	206,000	208,029
4.30%	02/15/30	120,000	121,409
4.35%	06/15/45	150,000	138,170
4.50%	05/15/35 - 03/09/48	145,000	140,399
4.75%	05/15/46	150,000	146,548
4.85%	03/01/39	250,000	251,472
5.15%	03/15/42 - 02/15/50	250,000	255,368
5.55%	08/15/41	154,000	165,066
Atmos Energy Corp.
4.30%	10/01/48	100,000	106,018
Australia & New Zealand Banking Group Ltd.
3.70%	11/16/25	150,000	154,830
AutoNation Inc.
3.80%	11/15/27	50,000	46,529
AvalonBay Communities Inc.
3.20%	01/15/28	40,000	39,585
3.45%	06/01/25	115,000	117,022
AXA S.A.
8.60%	12/15/30	100,000	133,012
Baidu Inc.
3.88%	09/29/23	100,000	101,992
4.38%	03/29/28	100,000	102,901
Baker Hughes a GE Company LLC/Baker Hughes Co-Obligor Inc.
2.77%	12/15/22	50,000	49,658
3.34%	12/15/27	50,000	48,573
4.08%	12/15/47	50,000	45,860
Banco Santander S.A.

		Principal Amount	Fair Value
3.13%	02/23/23	$100,000	$98,799
3.80%	02/23/28	100,000	96,876
4.25%	04/11/27	100,000	100,626
Bank of America Corp.
2.15%	11/09/20	200,000	198,082
2.25%	04/21/20	300,000	298,323
3.50%	04/19/26	145,000	146,224
3.88%	08/01/25	150,000	155,289
3.95%	04/21/25	155,000	157,928
4.00%	04/01/24	150,000	156,187
4.18%	11/25/27	100,000	101,514
6.11%	01/29/37	100,000	118,638
Bank of America Corp. (2.37% fixed rate until 07/21/20; 0.66% + 3 month USD LIBOR thereafter)
2.37%	07/21/21	300,000	298,065	(f)
Bank of America Corp. (3.00% fixed rate until 12/20/22; 0.79% + 3 month USD LIBOR thereafter)
3.00%	12/20/23	200,000	199,096	(f)
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%	12/20/28	107,000	104,725	(f)
Bank of America Corp. (3.46% fixed rate until 03/15/24; 0.97% + 3 month USD LIBOR thereafter)
3.46%	03/15/25	100,000	101,168	(f)
Bank of America Corp. (3.50% fixed rate until 05/17/21; 0.63% + 3 month USD LIBOR thereafter)
3.50%	05/17/22	100,000	101,167	(f)
Bank of America Corp. (3.55% fixed rate until 03/05/23; 0.78% + 3 month USD LIBOR thereafter)
3.55%	03/05/24	100,000	101,551	(f)
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%	01/23/49	200,000	194,994	(f)
Bank of America Corp. (3.97% fixed rate until 03/05/28; 1.07% + 3 month USD LIBOR thereafter)
3.97%	03/05/29	100,000	101,888	(f)
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%	04/24/38	150,000	153,633	(f)
Bank of America Corp. (4.33% fixed rate until 03/15/49; 1.52% + 3 month USD LIBOR thereafter)
4.33%	03/15/50	100,000	103,744	(f)
Bank of Montreal
2.90%	03/26/22	50,000	50,069
3.10%	07/13/20 - 04/13/21	140,000	141,069
3.30%	02/05/24	100,000	100,962
Barclays Bank PLC
2.65%	01/11/21	200,000	198,564
Barclays PLC
3.65%	03/16/25	150,000	146,728
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 month USD LIBOR thereafter)
4.97%	05/16/29	200,000	206,482	(f)
BAT Capital Corp.
2.30%	08/14/20	100,000	98,985
2.76%	08/15/22	100,000	98,312
3.22%	08/15/24	100,000	97,678
3.56%	08/15/27	100,000	94,682
4.39%	08/15/37	100,000	89,593
Baxalta Inc.
4.00%	06/23/25	30,000	30,717
Baxter International Inc.
2.60%	08/15/26	130,000	123,839
BB&T Corp.
2.15%	02/01/21	100,000	98,999
2.85%	10/26/24	50,000	49,702
3.75%	12/06/23	200,000	207,372
Becton Dickinson and Co.
3.70%	06/06/27	100,000	99,613
3.73%	12/15/24	50,000	50,768
Berkshire Hathaway Energy Co.
4.45%	01/15/49	100,000	105,716

State Street Total Return V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
6.13%	04/01/36	$194,000	$243,689
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	200,000	203,364
4.20%	08/15/48	100,000	104,099
4.25%	01/15/49	100,000	104,789
Best Buy Company Inc.
4.45%	10/01/28	25,000	25,242
Biogen Inc.
4.05%	09/15/25	80,000	82,265
5.20%	09/15/45	150,000	158,343
Black Hills Corp.
4.35%	05/01/33	30,000	30,840
Booking Holdings Inc.
2.75%	03/15/23	100,000	99,596
3.55%	03/15/28	100,000	99,845
Boston Properties LP
3.85%	02/01/23	150,000	154,270
Boston Scientific Corp.
4.00%	03/01/28	100,000	102,926
4.13%	10/01/23	100,000	104,128
4.55%	03/01/39	50,000	52,240
BP Capital Markets America Inc.
3.22%	11/28/23	100,000	101,266
3.41%	02/11/26	50,000	50,921
3.94%	09/21/28	100,000	104,779
4.23%	11/06/28	50,000	53,499
BP Capital Markets PLC
2.50%	11/06/22	100,000	99,103
3.06%	03/17/22	210,000	212,119
BPCE S.A.
4.00%	04/15/24	150,000	154,965
Branch Banking & Trust Co.
2.63%	01/15/22	100,000	99,897
Bristol-Myers Squibb Co.
2.00%	08/01/22	150,000	146,742
British Telecommunications PLC
9.63%	12/15/30	150,000	214,747
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%	01/15/23	100,000	97,193
3.00%	01/15/22	100,000	99,604
3.13%	01/15/25	100,000	95,586
3.63%	01/15/24	100,000	99,749
Broadcom Inc.
3.13%	10/15/22	15,000	14,931
3.63%	10/15/24	100,000	99,218
4.75%	04/15/29	100,000	99,525
Broadridge Financial Solutions Inc.
3.40%	06/27/26	80,000	77,503
Brookfield Finance Inc.
3.90%	01/25/28	100,000	96,668
Brown & Brown Inc.
4.50%	03/15/29	100,000	101,302
Brown-Forman Corp.
4.00%	04/15/38	30,000	30,968
Buckeye Partners LP
4.15%	07/01/23	150,000	153,165
Bunge Limited Finance Corp.
4.35%	03/15/24	50,000	50,629
Burlington Northern Santa Fe LLC
5.75%	05/01/40	300,000	372,351
Camden Property Trust
4.10%	10/15/28	10,000	10,487
Campbell Soup Co.
3.65%	03/15/23	50,000	50,683
4.15%	03/15/28	50,000	49,800
4.80%	03/15/48	20,000	18,598
Canadian Imperial Bank of Commerce
2.10%	10/05/20	100,000	99,205
2.70%	02/02/21	40,000	40,028
Canadian National Railway Co.
2.95%	11/21/24	155,000	156,166
Canadian Natural Resources Ltd.

		Principal Amount	Fair Value
3.80%	04/15/24	$150,000	$153,036
3.85%	06/01/27	100,000	100,200
3.90%	02/01/25	50,000	51,009
Canadian Pacific Railway Co.
2.90%	02/01/25	150,000	147,525
Capital One Financial Corp.
2.50%	05/12/20	100,000	99,628
3.75%	07/28/26 - 03/09/27	230,000	225,013
3.90%	01/29/24	125,000	127,523
4.20%	10/29/25	90,000	91,600
Cardinal Health Inc.
3.20%	03/15/23	150,000	150,445
Caterpillar Financial Services Corp.
2.55%	11/29/22	50,000	49,758
2.90%	03/15/21	100,000	100,574
3.15%	09/07/21	15,000	15,174
3.25%	12/01/24	100,000	102,211
3.35%	12/07/20	200,000	202,246
CBS Corp.
3.38%	03/01/22	150,000	151,455
4.00%	01/15/26	150,000	152,097
Celgene Corp.
2.75%	02/15/23	50,000	49,455
3.45%	11/15/27	50,000	49,400
4.35%	11/15/47	50,000	49,028
5.00%	08/15/45	150,000	158,983
5.25%	08/15/43	220,000	237,934
Celulosa Arauco y Constitucion S.A.
3.88%	11/02/27	100,000	96,820
Cenovus Energy Inc.
3.00%	08/15/22	35,000	34,267
4.25%	04/15/27	100,000	98,502
4.45%	09/15/42	75,000	66,286
CenterPoint Energy Houston Electric LLC
4.25%	02/01/49	110,000	119,276
4.50%	04/01/44	150,000	165,618
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	100,000	100,730
4.46%	07/23/22	300,000	310,446
4.91%	07/23/25	135,000	142,475
6.48%	10/23/45	150,000	168,265
Chevron Corp.
2.41%	03/03/22	45,000	44,879
2.43%	06/24/20	75,000	74,880
2.90%	03/03/24	150,000	151,764
2.95%	05/16/26	100,000	100,671
Chubb INA Holdings Inc.
2.70%	03/13/23	150,000	149,287
4.35%	11/03/45	100,000	108,723
Cigna Corp.
3.40%	09/17/21	140,000	141,459	(d)
3.75%	07/15/23	55,000	56,340	(d)
4.38%	10/15/28	40,000	41,480	(d)
4.80%	08/15/38	30,000	30,862	(d)
4.90%	12/15/48	330,000	340,695	(d)
Cimarex Energy Co.
4.38%	03/15/29	150,000	154,501
Cintas Corporation No. 2
3.70%	04/01/27	100,000	102,633
Cisco Systems Inc.
2.90%	03/04/21	125,000	126,028
5.90%	02/15/39	200,000	262,102
Citibank NA
2.13%	10/20/20	200,000	198,302
2.85%	02/12/21	150,000	150,385
3.40%	07/23/21	200,000	202,612
3.65%	01/23/24	100,000	103,126
Citigroup Inc.
2.70%	10/27/22	100,000	99,042
2.90%	12/08/21	200,000	199,908
3.88%	03/26/25	150,000	151,128
4.30%	11/20/26	200,000	203,544

State Street Total Return V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
4.45%	09/29/27	$150,000	$154,087
4.75%	05/18/46	50,000	51,636
5.88%	01/30/42	172,000	210,972
6.13%	08/25/36	155,000	180,913
Citigroup Inc. (3.52% fixed rate until 10/27/27; 1.15% + 3 month USD LIBOR thereafter)
3.52%	10/27/28	100,000	98,281	(f)
Citigroup Inc. (3.98% fixed rate until 03/20/29; 1.34% + 3 month USD LIBOR thereafter)
3.98%	03/20/30	200,000	203,784	(f)
Citizens Bank NA
2.25%	10/30/20	150,000	148,690
CME Group Inc.
3.00%	03/15/25	150,000	150,805
CNA Financial Corp.
5.88%	08/15/20	181,000	188,233
CNH Industrial Capital LLC
3.88%	10/15/21	15,000	15,193
4.38%	11/06/20 - 04/05/22	35,000	35,769
4.88%	04/01/21	15,000	15,428
CNH Industrial N.V.
3.85%	11/15/27	15,000	14,361
Colgate-Palmolive Co.
3.25%	03/15/24	150,000	154,459
Comcast Corp.
3.15%	02/15/28	100,000	98,115
3.30%	10/01/20	200,000	201,898
3.45%	10/01/21	40,000	40,790
3.55%	05/01/28	100,000	101,054
3.70%	04/15/24	55,000	56,814
3.90%	03/01/38	200,000	196,572
3.95%	10/15/25	200,000	209,018
3.97%	11/01/47	100,000	96,702
4.00%	08/15/47 - 11/01/49	250,000	243,559
4.05%	11/01/52	100,000	96,811
4.15%	10/15/28	45,000	47,377
4.25%	01/15/33	100,000	105,545
4.60%	10/15/38	230,000	246,604
4.70%	10/15/48	40,000	43,424
Comerica Inc.
3.70%	07/31/23	25,000	25,672
4.00%	02/01/29	50,000	51,895
Commonwealth Edison Co.
4.00%	03/01/49	100,000	102,323
4.60%	08/15/43	150,000	165,535
4.70%	01/15/44	175,000	195,415
Compass Bank
3.88%	04/10/25	150,000	148,977
Conagra Brands Inc.
3.80%	10/22/21	10,000	10,183
4.30%	05/01/24	5,000	5,176
4.85%	11/01/28	25,000	26,260
5.30%	11/01/38	110,000	111,045
5.40%	11/01/48	20,000	20,081
Concho Resources Inc.
4.30%	08/15/28	25,000	25,800
4.85%	08/15/48	25,000	26,277
ConocoPhillips
6.50%	02/01/39	300,000	403,950
Consolidated Edison Company of New York Inc.
3.88%	06/15/47	100,000	97,735
3.95%	03/01/43	150,000	147,565
4.00%	12/01/28	25,000	26,656
Constellation Brands Inc.
3.50%	05/09/27	100,000	97,454
4.75%	11/15/24	100,000	107,008
5.25%	11/15/48	15,000	15,943
Consumers Energy Co.
4.05%	05/15/48	50,000	52,977
Continental Resources Inc.
3.80%	06/01/24	35,000	35,262
4.38%	01/15/28	35,000	35,986

		Principal Amount	Fair Value
4.50%	04/15/23	$50,000	$51,797
4.90%	06/01/44	25,000	25,457
5.00%	09/15/22	56,000	56,466
Cooperatieve Rabobank UA
2.50%	01/19/21	150,000	149,268
2.75%	01/10/22	100,000	99,850
3.95%	11/09/22	100,000	101,887
4.63%	12/01/23	150,000	156,747
Corning Inc.
2.90%	05/15/22	155,000	155,341
Corporation Andina de Fomento
2.13%	09/27/21	150,000	146,952
Costco Wholesale Corp.
2.25%	02/15/22	85,000	84,514
3.00%	05/18/27	100,000	99,720
Council Of Europe Development Bank
2.63%	02/13/23	120,000	121,133
Credit Suisse AG
3.63%	09/09/24	150,000	152,148
Credit Suisse Group Funding Guernsey Ltd.
4.88%	05/15/45	150,000	161,974
Crown Castle International Corp.
3.15%	07/15/23	155,000	154,712
3.80%	02/15/28	100,000	99,401
5.20%	02/15/49	50,000	52,616
CSX Corp.
2.60%	11/01/26	100,000	94,837
4.10%	03/15/44	68,000	66,981
4.50%	03/15/49	95,000	99,544
4.75%	11/15/48	65,000	70,272
CubeSmart LP
4.38%	02/15/29	15,000	15,356
CVS Health Corp.
2.75%	12/01/22	150,000	147,924
3.35%	03/09/21	195,000	196,576
3.38%	08/12/24	150,000	148,873
3.70%	03/09/23	115,000	116,872
4.10%	03/25/25	150,000	153,967
4.30%	03/25/28	110,000	111,546
4.78%	03/25/38	145,000	143,549
5.05%	03/25/48	215,000	216,524
Darden Restaurants Inc.
4.55%	02/15/48	15,000	14,387
Deere & Co.
3.90%	06/09/42	71,000	74,501
Dell International LLC/EMC Corp.
4.90%	10/01/26	200,000	203,248	(d)
5.30%	10/01/29	100,000	101,108	(d)
6.02%	06/15/26	190,000	204,510	(d)
8.10%	07/15/36	100,000	117,375	(d)
Delmarva Power & Light Co.
4.15%	05/15/45	100,000	102,606
Delta Air Lines Inc.
2.60%	12/04/20	45,000	44,636
3.40%	04/19/21	100,000	100,497
3.80%	04/19/23	30,000	30,350
4.38%	04/19/28	50,000	49,090
Deutsche Bank AG
2.95%	08/20/20	150,000	148,341
3.30%	11/16/22	100,000	96,801
3.38%	05/12/21	150,000	147,660
Deutsche Telekom International Finance BV
8.75%	06/15/30	150,000	205,972
Devon Energy Corp.
3.25%	05/15/22	150,000	151,252
5.00%	06/15/45	100,000	104,509
Diageo Investment Corp.
2.88%	05/11/22	150,000	150,837
Digital Realty Trust LP
4.45%	07/15/28	150,000	156,666
Discover Bank
4.20%	08/08/23	150,000	156,037

State Street Total Return V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
Discover Financial Services
4.50%	01/30/26	$100,000	$102,790
Discovery Communications LLC
3.25%	04/01/23	175,000	174,139
3.45%	03/15/25	135,000	132,058
3.90%	11/15/24	150,000	151,293
3.90%	11/15/24	150,000	151,938	(d)
Dollar General Corp.
4.13%	05/01/28	70,000	71,630
Dollar Tree Inc.
3.70%	05/15/23	20,000	20,276
4.00%	05/15/25	50,000	50,587
4.20%	05/15/28	25,000	24,882
Dominion Energy Inc.
2.58%	07/01/20	100,000	99,504
4.25%	06/01/28	150,000	156,975
DowDuPont Inc.
3.77%	11/15/20	100,000	101,816
4.21%	11/15/23	50,000	52,279
4.73%	11/15/28	50,000	53,980
5.32%	11/15/38	15,000	16,668
5.42%	11/15/48	40,000	45,118
DTE Electric Co.
3.70%	03/15/45	45,000	44,251
DTE Energy Co.
3.85%	12/01/23	150,000	154,642
Duke Energy Carolinas LLC
3.05%	03/15/23	150,000	152,005
3.70%	12/01/47	50,000	48,823
3.95%	03/15/48	50,000	51,102
Duke Energy Corp.
3.05%	08/15/22	139,000	139,855
Duke Energy Florida LLC
2.10%	12/15/19	7,500	7,478
3.20%	01/15/27	100,000	100,459
3.40%	10/01/46	100,000	92,659
3.80%	07/15/28	50,000	52,324
Duke Energy Ohio Inc.
3.65%	02/01/29	100,000	103,898
4.30%	02/01/49	100,000	106,929
Duke Energy Progress LLC
3.70%	09/01/28	100,000	104,217
Duke Realty LP
3.38%	12/15/27	50,000	49,254
Eaton Vance Corp.
3.50%	04/06/27	100,000	100,141
eBay Inc.
3.80%	03/09/22	145,000	148,088
Ecolab Inc.
2.38%	08/10/22	100,000	98,632
3.25%	12/01/27	70,000	70,315
Ecopetrol S.A.
4.13%	01/16/25	250,000	253,645
Edison International
4.13%	03/15/28	50,000	47,205
EI du Pont de Nemours & Co.
2.20%	05/01/20	100,000	99,634
Eli Lilly & Co.
2.75%	06/01/25	45,000	44,982
3.38%	03/15/29	30,000	30,785
3.88%	03/15/39	50,000	51,216
3.95%	03/15/49	50,000	51,161
4.15%	03/15/59	50,000	51,419
Emera US Finance LP
3.55%	06/15/26	60,000	59,265
Emerson Electric Co.
2.63%	02/15/23	100,000	99,853
Enable Midstream Partners LP
4.95%	05/15/28	60,000	60,778
Enbridge Energy Partners LP
5.88%	10/15/25	125,000	141,335

		Principal Amount	Fair Value
Enbridge Inc.
3.50%	06/10/24	$65,000	$65,566
Enel Chile S.A.
4.88%	06/12/28	50,000	52,658
Energy Transfer Operating LP
4.20%	09/15/23	25,000	25,836
4.50%	04/15/24	135,000	141,161
4.95%	06/15/28	75,000	78,643
5.25%	04/15/29	25,000	26,792
6.00%	06/15/48	50,000	53,955
6.25%	04/15/49	125,000	139,928
6.50%	02/01/42	150,000	168,181
Entergy Louisiana LLC
4.05%	09/01/23	150,000	156,831
Entergy Texas Inc.
4.00%	03/30/29	100,000	103,392
4.50%	03/30/39	100,000	105,084
Enterprise Products Operating LLC
2.80%	02/15/21	50,000	50,031
3.50%	02/01/22	25,000	25,472
3.70%	02/15/26	35,000	35,890
3.90%	02/15/24	175,000	181,785
4.15%	10/16/28	25,000	26,263
4.25%	02/15/48	25,000	24,386
4.45%	02/15/43	142,000	143,759
4.80%	02/01/49	25,000	26,569
Enterprise Products Operating LLC (5.38% fixed rate until 02/15/28; 2.57% + 3 month USD LIBOR thereafter)
5.38%	02/15/78	50,000	44,313	(f)
EOG Resources Inc.
2.45%	04/01/20	75,000	74,752
3.15%	04/01/25	80,000	80,300
EPR Properties
4.95%	04/15/28	100,000	103,923
EQT Corp.
3.90%	10/01/27	150,000	140,108
Equinor ASA
2.45%	01/17/23	250,000	248,415
ERP Operating LP
3.00%	04/15/23	150,000	150,943
Essex Portfolio LP
3.63%	05/01/27	100,000	99,643
European Bank for Reconstruction & Development
1.13%	08/24/20	200,000	196,452
1.63%	05/05/20	100,000	99,123
European Investment Bank
1.38%	06/15/20	300,000	296,253
1.63%	12/15/20	500,000	493,600
1.75%	05/15/20	300,000	297,669
2.00%	12/15/22	200,000	197,674
2.38%	05/13/21	250,000	249,977
2.63%	03/15/24	285,000	288,622
2.88%	12/15/21	115,000	116,651
3.13%	12/14/23	200,000	206,810
Evergy Inc.
4.85%	06/01/21	104,000	107,228
Eversource Energy
2.90%	10/01/24	100,000	99,271
3.15%	01/15/25	125,000	124,778
Express Scripts Holding Co.
4.75%	11/15/21	174,000	181,618
Exxon Mobil Corp.
2.71%	03/06/25	150,000	149,995
3.04%	03/01/26	50,000	50,737
3.18%	03/15/24	150,000	154,390
FedEx Corp.
3.40%	02/15/28	100,000	98,842
4.05%	02/15/48	100,000	89,688
4.75%	11/15/45	195,000	193,144
Fibria Overseas Finance Ltd.
4.00%	01/14/25	50,000	49,293

State Street Total Return V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
Fidelity National Financial Inc.
4.50%	08/15/28	$25,000	$25,267	(d)
Fidelity National Information Services Inc.
4.25%	05/15/28	80,000	82,198
4.75%	05/15/48	100,000	98,498
Fifth Third Bancorp
3.65%	01/25/24	100,000	102,379
Fifth Third Bank
2.20%	10/30/20	100,000	99,150
2.88%	10/01/21	80,000	80,103
FirstEnergy Corp.
4.25%	03/15/23	30,000	31,281
7.38%	11/15/31	55,000	72,714
Fiserv Inc.
3.80%	10/01/23	25,000	25,623
4.20%	10/01/28	30,000	30,848
Florida Power & Light Co.
4.13%	02/01/42	200,000	211,944
Fluor Corp.
4.25%	09/15/28	50,000	49,948
FMS Wertmanagement
2.00%	08/01/22	200,000	197,874
2.75%	01/30/24	200,000	203,426
Ford Motor Co.
4.35%	12/08/26	100,000	92,664
4.75%	01/15/43	150,000	117,767
Ford Motor Credit Company LLC
3.81%	10/12/21	200,000	198,004
5.60%	01/07/22	200,000	206,142
Fox Corp.
4.03%	01/25/24	125,000	129,674	(d)
GATX Corp.
3.50%	03/15/28	100,000	95,233
GE Capital International Funding Company Unlimited Co.
2.34%	11/15/20	400,000	395,024
4.42%	11/15/35	400,000	370,496
General Dynamics Corp.
3.00%	05/11/21	50,000	50,448
3.38%	05/15/23	50,000	51,416
3.75%	05/15/28	55,000	58,011
General Electric Co.
2.70%	10/09/22	100,000	98,211
6.75%	03/15/32	100,000	115,595
General Mills Inc.
3.20%	04/16/21	100,000	100,867
3.65%	02/15/24	150,000	152,311
4.55%	04/17/38	100,000	99,032
General Motors Financial Company Inc.
2.45%	11/06/20	100,000	98,866
3.25%	01/05/23	50,000	49,157
3.45%	01/14/22	100,000	100,179
3.50%	11/07/24	100,000	96,727
3.55%	04/09/21	100,000	100,538
3.70%	05/09/23	100,000	99,532
4.35%	01/17/27	100,000	97,062
4.38%	09/25/21	100,000	102,124
5.10%	01/17/24	100,000	104,116
5.25%	03/01/26	155,000	159,872
Georgia Power Co.
4.30%	03/15/42	172,000	170,818
Georgia-Pacific LLC
8.88%	05/15/31	150,000	223,698
Gilead Sciences Inc.
2.55%	09/01/20	200,000	199,732
3.70%	04/01/24	150,000	154,920
4.80%	04/01/44	150,000	157,168
GlaxoSmithKline Capital Inc.
3.38%	05/15/23	100,000	102,371
3.63%	05/15/25	55,000	56,873
3.88%	05/15/28	100,000	104,807
GlaxoSmithKline Capital PLC
3.13%	05/14/21	70,000	70,741

		Principal Amount	Fair Value
GLP Capital LP/GLP Financing II Inc.
4.88%	11/01/20	$30,000	$30,558
5.25%	06/01/25	10,000	10,478
5.38%	11/01/23 - 04/15/26	30,000	31,462
5.75%	06/01/28	10,000	10,777
Halliburton Co.
3.50%	08/01/23	100,000	102,123
5.00%	11/15/45	150,000	159,594
Harris Corp.
3.83%	04/27/25	150,000	153,664
4.85%	04/27/35	40,000	42,728
HCA Inc.
4.50%	02/15/27	30,000	30,857
4.75%	05/01/23	30,000	31,471
5.00%	03/15/24	150,000	158,941
5.25%	04/15/25 - 06/15/26	70,000	75,089
5.50%	06/15/47	35,000	37,210
5.88%	03/15/22	150,000	160,855
Helmerich & Payne Inc.
4.65%	03/15/25	100,000	104,019
Hewlett Packard Enterprise Co.
3.50%	10/05/21	50,000	50,629
6.35%	10/15/45	150,000	156,894
Highwoods Realty LP
4.20%	04/15/29	25,000	25,331
Honeywell International Inc.
3.35%	12/01/23	150,000	154,153
Hospitality Properties Trust
4.65%	03/15/24	150,000	152,628
HP Inc.
6.00%	09/15/41	162,000	172,681
HSBC Bank USA NA
5.88%	11/01/34	150,000	178,119
HSBC Holdings PLC
2.65%	01/05/22	200,000	198,288
3.40%	03/08/21	200,000	201,734
3.90%	05/25/26	150,000	151,996
5.10%	04/05/21	100,000	104,133
HSBC Holdings PLC (3.80% fixed rate until 03/11/24; 1.21% + 3 month USD LIBOR thereafter)
3.80%	03/11/25	100,000	101,535	(f)
HSBC Holdings PLC (3.95% fixed rate until 05/18/23; 0.99% + 3 month USD LIBOR thereafter)
3.95%	05/18/24	100,000	101,896	(f)
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29%	09/12/26	200,000	205,980	(f)
HSBC Holdings PLC (4.58% fixed rate until 06/19/28; 1.53% + 3 month USD LIBOR thereafter)
4.58%	06/19/29	200,000	210,094	(f)
HSBC USA Inc.
2.75%	08/07/20	150,000	149,919
Hubbell Inc.
3.50%	02/15/28	50,000	48,688
Hudson Pacific Properties LP
4.65%	04/01/29	25,000	25,453
Humana Inc.
2.50%	12/15/20	50,000	49,609
2.90%	12/15/22	100,000	99,326
Huntington Bancshares Inc.
3.15%	03/14/21	150,000	150,661
Huntsman International LLC
4.50%	05/01/29	20,000	19,921
Husky Energy Inc.
4.00%	04/15/24	100,000	102,119
IBM Credit LLC
2.65%	02/05/21	100,000	99,862
3.60%	11/30/21	100,000	102,132
Illinois Tool Works Inc.
2.65%	11/15/26	100,000	98,319
3.50%	03/01/24	50,000	51,683

State Street Total Return V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
Indiana Michigan Power Co.
3.85%	05/15/28	$25,000	$26,059
ING Groep N.V.
3.95%	03/29/27	200,000	201,046
Ingersoll-Rand Global Holding Company Ltd.
4.25%	06/15/23	100,000	104,766
Intel Corp.
1.85%	05/11/20	200,000	198,512
2.60%	05/19/26	150,000	146,775
3.73%	12/08/47	100,000	100,613
4.10%	05/11/47	100,000	105,835
Inter-American Development Bank
1.25%	09/14/21	400,000	389,696
2.13%	01/15/25	200,000	196,886
2.38%	07/07/27	200,000	197,932
2.63%	04/19/21 - 01/16/24	300,000	302,985
3.00%	09/26/22	50,000	51,122
Intercontinental Exchange Inc.
3.45%	09/21/23	90,000	92,201
International Bank for Reconstruction & Development
1.63%	09/04/20	400,000	395,672
1.88%	04/21/20	170,000	169,014
2.13%	11/01/20	300,000	298,728
2.50%	03/19/24 - 07/29/25	400,000	401,962
2.75%	07/23/21	200,000	201,874
3.00%	09/27/23	150,000	154,179
International Business Machines Corp.
2.50%	01/27/22	150,000	148,686
4.00%	06/20/42	150,000	148,002
International Finance Corp.
2.00%	10/24/22	200,000	197,832
2.13%	04/07/26	150,000	146,962
2.25%	01/25/21	100,000	99,758
International Flavors & Fragrances Inc.
5.00%	09/26/48	15,000	15,692
International Paper Co.
3.65%	06/15/24	150,000	154,159
Invesco Finance PLC
3.13%	11/30/22	200,000	199,740
Jabil Inc.
3.95%	01/12/28	100,000	93,069
4.70%	09/15/22	23,000	23,672
Jefferies Group LLC
5.13%	01/20/23	150,000	158,833
John Deere Capital Corp.
2.35%	01/08/21	100,000	99,547
2.70%	01/06/23	100,000	99,956
2.88%	03/12/21	50,000	50,239
2.95%	04/01/22	100,000	100,983
3.05%	01/06/28	100,000	99,583
3.45%	06/07/23 - 03/07/29	275,000	283,011
Johnson & Johnson
1.95%	11/10/20	15,000	14,886
2.45%	12/05/21 - 03/01/26	275,000	273,254
2.90%	01/15/28	50,000	49,724
3.40%	01/15/38	25,000	24,581
3.50%	01/15/48	30,000	29,423
4.38%	12/05/33	150,000	167,871
Johnson Controls International PLC
3.63%	07/02/24	80,000	80,939	(g)
JPMorgan Chase & Co.
2.75%	06/23/20	150,000	150,066
3.13%	01/23/25	150,000	150,060
3.25%	09/23/22	236,000	239,405
3.38%	05/01/23	150,000	151,510
4.50%	01/24/22	203,000	212,182
4.63%	05/10/21	200,000	207,448
6.40%	05/15/38	100,000	129,846
JPMorgan Chase & Co. (3.21% fixed rate until 04/01/22; 0.70% + 3 month USD LIBOR thereafter)
3.21%	04/01/23	80,000	80,538	(f)

		Principal Amount	Fair Value
JPMorgan Chase & Co. (3.51% fixed rate until 06/18/21; 0.61% + 3 month USD LIBOR thereafter)
3.51%	06/18/22	$100,000	$101,283	(f)
JPMorgan Chase & Co. (3.54% fixed rate until 05/01/27; 1.38% + 3 month USD LIBOR thereafter)
3.54%	05/01/28	150,000	150,204	(f)
JPMorgan Chase & Co. (3.80% fixed rate until 07/23/23; 0.89% + 3 month USD LIBOR thereafter)
3.80%	07/23/24	200,000	205,186	(f)
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%	07/24/38	250,000	244,767	(f)
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%	01/23/49	200,000	193,564	(f)
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96%	01/29/27	100,000	103,216	(f)
JPMorgan Chase & Co. (4.02% fixed rate until 12/05/23; 1.00% + 3 month USD LIBOR thereafter)
4.02%	12/05/24	150,000	155,625	(f)
JPMorgan Chase & Co. (4.45% fixed rate until 12/05/28; 1.33% + 3 month USD LIBOR thereafter)
4.45%	12/05/29	150,000	159,637	(f)
JPMorgan Chase Bank NA (3.09% fixed rate until 04/26/20; 0.35% + 3 month USD LIBOR thereafter)
3.09%	04/26/21	200,000	200,382	(f)
Kaiser Foundation Hospitals
4.15%	05/01/47	100,000	106,005
Kansas City Power & Light Co.
4.20%	06/15/47	100,000	104,122
Kansas City Southern
4.70%	05/01/48	50,000	52,281
Kellogg Co.
2.65%	12/01/23	100,000	97,827
Kennametal Inc.
4.63%	06/15/28	25,000	25,015
Kentucky Utilities Co.
4.38%	10/01/45	40,000	42,723
Keurig Dr Pepper Inc.
3.13%	12/15/23	100,000	99,238
4.99%	05/25/38	125,000	127,420	(d)
Keurig Dr Pepper Inc.
4.60%	05/25/28	50,000	52,122	(d)
KeyBank NA
3.38%	03/07/23	150,000	152,940
3.90%	04/13/29	100,000	101,879
KeyCorp
2.90%	09/15/20	125,000	125,366
Kilroy Realty LP
3.45%	12/15/24	50,000	49,550
Kimberly-Clark Corp.
3.20%	07/30/46	125,000	113,746
Kinder Morgan Energy Partners LP
5.00%	08/15/42	242,000	242,373
Kinder Morgan Inc.
4.30%	06/01/25	115,000	120,008
5.05%	02/15/46	150,000	153,582
5.30%	12/01/34	100,000	108,556
KLA-Tencor Corp.
4.65%	11/01/24	115,000	122,843
Kraft Heinz Foods Co.
3.38%	06/15/21	15,000	15,085
4.00%	06/15/23	100,000	102,714
4.63%	01/30/29	50,000	51,414
5.00%	06/04/42	150,000	142,058
5.20%	07/15/45	150,000	144,531
Kreditanstalt fuer Wiederaufbau
1.63%	05/29/20	300,000	297,198
1.75%	09/15/21	300,000	295,812
1.88%	12/15/20	150,000	148,684
2.00%	09/29/22 - 05/02/25	450,000	442,052

State Street Total Return V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
2.13%	03/07/22	$400,000	$397,772
2.50%	02/15/22	200,000	200,928
2.63%	04/12/21- 02/28/24	375,000	378,496
2.88%	04/03/28	175,000	180,057
L3 Technologies Inc.
3.85%	12/15/26	100,000	101,636
Laboratory Corporation of America Holdings
4.00%	11/01/23	100,000	102,300
Lam Research Corp.
3.80%	03/15/25	115,000	118,534
Landwirtschaftliche Rentenbank
2.50%	11/15/27	200,000	199,286
Lazard Group LLC
4.38%	03/11/29	150,000	152,005
Leggett & Platt Inc.
3.50%	11/15/27	50,000	47,989
4.40%	03/15/29	100,000	101,138
Liberty Property LP
4.38%	02/01/29	65,000	67,733
Lincoln National Corp.
3.63%	12/12/26	50,000	50,205
4.20%	03/15/22	117,000	121,201
Lloyds Bank PLC
2.70%	08/17/20	150,000	149,683
Lloyds Banking Group PLC
3.00%	01/11/22	100,000	99,393
3.90%	03/12/24	100,000	101,423
4.45%	05/08/25	100,000	103,555
4.65%	03/24/26	150,000	152,071
Lockheed Martin Corp.
3.60%	03/01/35	55,000	54,151
4.70%	05/15/46	150,000	168,093
Loews Corp.
2.63%	05/15/23	100,000	99,034
Lowe’s Companies Inc.
2.50%	04/15/26	130,000	122,659
3.38%	09/15/25	30,000	30,126
4.05%	05/03/47	100,000	94,020
LYB International Finance II BV
3.50%	03/02/27	100,000	96,149
LyondellBasell Industries N.V.
6.00%	11/15/21	100,000	106,898
M&T Bank Corp.
3.55%	07/26/23	150,000	154,881
Macy’s Retail Holdings Inc.
3.88%	01/15/22	150,000	151,252
Magellan Midstream Partners LP
4.85%	02/01/49	100,000	106,396
Marathon Petroleum Corp.
3.80%	04/01/28	30,000	29,659	(d)
4.50%	04/01/48	25,000	23,854	(d)
4.75%	12/15/23	50,000	52,760	(d)
5.13%	12/15/26	50,000	53,620	(d)
Markel Corp.
3.50%	11/01/27	50,000	47,633
Marriott International Inc.
3.60%	04/15/24	100,000	100,968
4.00%	04/15/28	150,000	151,737
Marsh & McLennan Companies Inc.
3.88%	03/15/24	100,000	103,745
4.38%	03/15/29	25,000	26,465
4.75%	03/15/39	100,000	108,147
4.90%	03/15/49	15,000	16,425
Martin Marietta Materials Inc.
3.50%	12/15/27	50,000	48,153
Masco Corp.
3.50%	04/01/21	60,000	60,402
4.38%	04/01/26	40,000	40,645
Massachusetts Institute of Technology
3.89%	07/01/16	126,000	119,308
Mastercard Inc.
2.95%	11/21/26	100,000	100,364

		Principal Amount	Fair Value
McDonald’s Corp.
2.75%	12/09/20	$200,000	$200,344
3.70%	02/15/42	150,000	138,246
3.80%	04/01/28	50,000	51,590
McKesson Corp.
3.80%	03/15/24	150,000	153,114
Mead Johnson Nutrition Co.
4.13%	11/15/25	110,000	116,819
Medtronic Inc.
3.63%	03/15/24	100,000	103,866
4.63%	03/15/45	100,000	114,179
Memorial Sloan – Kettering Cancer Center
4.13%	07/01/52	195,000	201,928
Merck & Company Inc.
2.40%	09/15/22	128,000	127,546
2.75%	02/10/25	270,000	270,381
2.90%	03/07/24	100,000	101,412
3.40%	03/07/29	25,000	25,697
3.90%	03/07/39	25,000	25,763
4.00%	03/07/49	115,000	119,679
Mercy Health
4.30%	07/01/28	100,000	107,610
MetLife Inc.
4.13%	08/13/42	150,000	151,194
6.50%	12/15/32	150,000	194,125
Micron Technology Inc.
4.64%	02/06/24	15,000	15,390
Microsoft Corp.
1.55%	08/08/21	150,000	146,920
2.40%	02/06/22 - 08/08/26	300,000	293,944
2.88%	02/06/24	150,000	151,579
3.45%	08/08/36	200,000	201,296
3.50%	02/12/35	65,000	65,948
3.75%	05/01/43	150,000	154,008
4.10%	02/06/37	200,000	217,498
4.45%	11/03/45	225,000	255,206
Mid-America Apartments LP
4.20%	06/15/28	100,000	103,440
MidAmerican Energy Co.
3.65%	04/15/29	100,000	104,034
Mitsubishi UFJ Financial Group Inc.
2.76%	09/13/26	150,000	144,555
3.22%	03/07/22	100,000	100,749
3.46%	03/02/23	100,000	101,463
3.78%	03/02/25	100,000	103,178
3.96%	03/02/28	100,000	104,562
4.05%	09/11/28	100,000	105,900
4.15%	03/07/39	70,000	72,331
Mizuho Financial Group Inc.
3.55%	03/05/23	100,000	101,795
4.02%	03/05/28	100,000	105,349
Molson Coors Brewing Co.
3.00%	07/15/26	95,000	89,892
Mondelez International Inc.
4.13%	05/07/28	100,000	104,276
Moody’s Corp.
4.88%	02/15/24 - 12/17/48	250,000	270,208
Morgan Stanley
2.63%	11/17/21	200,000	198,810
2.75%	05/19/22	200,000	198,776
2.80%	06/16/20	130,000	130,099
3.13%	01/23/23	200,000	200,590
3.95%	04/23/27	150,000	149,880
4.00%	07/23/25	95,000	97,909
4.10%	05/22/23	150,000	154,419
4.35%	09/08/26	150,000	153,765
4.88%	11/01/22	150,000	158,229
5.50%	07/28/21	98,000	103,697
Morgan Stanley (3.74% fixed rate until 04/24/23; 0.85% + 3 month USD LIBOR thereafter)
3.74%	04/24/24	110,000	112,133	(f)

State Street Total Return V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
Morgan Stanley (3.77% fixed rate until 01/24/28; 1.14% + 3 month USD LIBOR thereafter)
3.77%	01/24/29	$100,000	$100,316	(f)
Morgan Stanley (4.46% fixed rate until 04/22/38; 1.43% + 3 month USD LIBOR thereafter)
4.46%	04/22/39	100,000	103,576	(f)
Motorola Solutions Inc.
3.50%	09/01/21	50,000	50,517
4.60%	02/23/28	100,000	100,863
MPLX LP
4.00%	03/15/28	35,000	34,781
4.50%	04/15/38	30,000	28,498
4.70%	04/15/48	25,000	23,876
4.80%	02/15/29	70,000	73,664
4.90%	04/15/58	25,000	23,506
5.50%	02/15/49	70,000	74,740
MUFG Americas Holdings Corp.
3.00%	02/10/25	120,000	117,884
MUFG Union Bank NA
3.15%	04/01/22	100,000	100,961
Mylan Inc.
4.55%	04/15/28	100,000	97,551
Mylan N.V.
3.15%	06/15/21	200,000	199,386
National Australia Bank Ltd.
2.13%	05/22/20	150,000	149,028
2.80%	01/10/22	100,000	99,778
National Fuel Gas Co.
4.75%	09/01/28	50,000	51,116
National Retail Properties Inc.
3.60%	12/15/26	100,000	99,329
National Rural Utilities Cooperative Finance Corp.
2.90%	03/15/21	70,000	70,281
3.40%	02/07/28	100,000	101,427
3.70%	03/15/29	50,000	51,854
4.40%	11/01/48	10,000	10,764
NetApp Inc.
3.38%	06/15/21	110,000	110,835
Newmont Mining Corp.
3.50%	03/15/22	150,000	151,966
Nexen Inc.
6.40%	05/15/37	200,000	257,530
NextEra Energy Capital Holdings Inc.
3.15%	04/01/24	100,000	100,340
3.34%	09/01/20	100,000	100,793
3.50%	04/01/29	100,000	99,988
NIKE Inc.
2.38%	11/01/26	150,000	144,771
NiSource Inc.
2.65%	11/17/22	40,000	39,405
3.65%	06/15/23	100,000	101,985
4.38%	05/15/47	100,000	101,071
Nordic Investment Bank
2.25%	02/01/21	200,000	199,456
Norfolk Southern Corp.
3.80%	08/01/28	30,000	30,988
3.94%	11/01/47	160,000	155,992
4.15%	02/28/48	100,000	101,280
Northern Trust Corp.
3.65%	08/03/28	100,000	104,992
Northrop Grumman Corp.
2.08%	10/15/20	60,000	59,456
2.55%	10/15/22	100,000	98,980
2.93%	01/15/25	50,000	49,317
3.25%	01/15/28	65,000	63,899
4.03%	10/15/47	75,000	73,988
Northwestern University
3.66%	12/01/57	10,000	10,177
Novartis Capital Corp.
2.40%	09/21/22	202,000	201,010
3.00%	11/20/25	150,000	152,178

		Principal Amount	Fair Value
NSTAR Electric Co.
3.20%	05/15/27	$100,000	$100,005
Nutrien Ltd.
3.63%	03/15/24	150,000	151,659
4.00%	12/15/26	100,000	101,164
5.00%	04/01/49	50,000	52,405
NXP BV/NXP Funding LLC
5.55%	12/01/28	200,000	216,234	(d)
O’Reilly Automotive Inc.
4.35%	06/01/28	100,000	104,326
Occidental Petroleum Corp.
3.40%	04/15/26	140,000	142,796
4.10%	02/15/47	100,000	102,273
Oesterreichische Kontrollbank AG
2.63%	01/31/22	150,000	151,104
2.88%	09/07/21	100,000	101,184
Ohio Power Co.
4.15%	04/01/48	100,000	104,184
Omega Healthcare Investors Inc.
4.50%	04/01/27	100,000	100,263
Omnicom Group Inc./Omnicom Capital Inc.
3.63%	05/01/22	100,000	101,770
ONE Gas Inc.
4.50%	11/01/48	20,000	22,012
ONEOK Inc.
4.35%	03/15/29	50,000	50,958
ONEOK Partners LP
6.13%	02/01/41	162,000	180,384
Oracle Corp.
1.90%	09/15/21	400,000	393,432
2.65%	07/15/26	200,000	193,488
2.95%	11/15/24	200,000	200,530
3.25%	05/15/30	150,000	149,556
3.63%	07/15/23	125,000	129,674
4.00%	07/15/46 - 11/15/47	200,000	201,161
4.30%	07/08/34	100,000	107,271
Orange S.A.
9.00%	03/01/31	150,000	216,667
ORIX Corp.
4.05%	01/16/24	100,000	103,562
Owens Corning
4.20%	12/15/22	150,000	153,952
PACCAR Financial Corp.
2.05%	11/13/20	50,000	49,497
3.10%	05/10/21	20,000	20,158
PacifiCorp
4.15%	02/15/50	50,000	51,989
6.25%	10/15/37	153,000	197,050
Packaging Corporation of America
2.45%	12/15/20	70,000	69,497
3.40%	12/15/27	35,000	34,011
Parker-Hannifin Corp.
4.20%	11/21/34	100,000	104,902
Patterson - UTI Energy Inc.
3.95%	02/01/28	100,000	94,548
PepsiCo Inc.
1.85%	04/30/20	150,000	149,052
2.00%	04/15/21	200,000	198,248
2.75%	03/01/23	150,000	151,465
3.00%	10/15/27	100,000	99,437
3.45%	10/06/46	50,000	48,226
Petroleos Mexicanos
4.50%	01/23/26	100,000	93,129
5.50%	01/21/21 - 06/27/44	258,000	250,971
6.38%	01/23/45	250,000	221,010
6.50%	01/23/29 - 06/02/41	442,000	406,237
6.75%	09/21/47	113,000	103,654
Pfizer Inc.
2.80%	03/11/22	100,000	100,925
3.00%	09/15/21 - 12/15/26	220,000	221,825
3.20%	09/15/23	125,000	127,960
3.45%	03/15/29	50,000	51,382

State Street Total Return V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
3.60%	09/15/28	$50,000	$52,052
3.90%	03/15/39	125,000	128,406
4.00%	12/15/36 - 03/15/49	125,000	129,634
4.20%	09/15/48	100,000	106,633
4.30%	06/15/43	100,000	106,611
Philip Morris International Inc.
3.13%	03/02/28	50,000	48,677
3.88%	08/21/42	92,000	84,477
Phillips 66
4.88%	11/15/44	45,000	49,285
Phillips 66 Co.
3.90%	03/15/28	50,000	50,952
Phillips 66 Partners LP
3.75%	03/01/28	10,000	9,849
4.68%	02/15/45	10,000	9,838
Pinnacle West Capital Corp.
2.25%	11/30/20	45,000	44,520
Plains All American Pipeline LP/PAA Finance Corp.
3.85%	10/15/23	100,000	101,028
4.50%	12/15/26	100,000	102,574
PNC Bank NA
2.00%	05/19/20	200,000	198,570
2.55%	12/09/21	150,000	149,137
2.95%	02/23/25	100,000	99,523
3.10%	10/25/27	100,000	99,885
PPG Industries Inc.
3.75%	03/15/28	50,000	51,005
PPL Electric Utilities Corp.
4.15%	06/15/48	100,000	105,050
President & Fellows of Harvard College
3.15%	07/15/46	50,000	47,249
Principal Financial Group Inc.
3.40%	05/15/25	150,000	150,810
Prologis LP
4.25%	08/15/23	150,000	158,590
Providence Saint Joseph Health Obligated Group
3.93%	10/01/48	20,000	19,979
Prudential Financial Inc.
3.94%	12/07/49	190,000	183,983
4.35%	02/25/50	100,000	103,515
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%	09/15/48	100,000	100,816	(f)
Public Service Company of Colorado
3.70%	06/15/28	50,000	52,087
4.10%	06/15/48	30,000	31,497
Public Service Electric & Gas Co.
2.38%	05/15/23	200,000	197,622
3.65%	09/01/28	25,000	25,828
Puget Energy Inc.
3.65%	05/15/25	150,000	149,373
QUALCOMM Inc.
4.30%	05/20/47	100,000	95,263
4.65%	05/20/35	150,000	154,428
Quest Diagnostics Inc.
4.20%	06/30/29	100,000	102,991
4.25%	04/01/24	150,000	156,235
Raytheon Co.
3.15%	12/15/24	90,000	91,654
Realty Income Corp.
4.65%	08/01/23	100,000	106,764
Regency Centers LP
4.13%	03/15/28	50,000	51,237
Regions Bank (3.37% fixed rate until 08/13/20; 0.50% + 3 month USD LIBOR thereafter)
3.37%	08/13/21	50,000	50,229	(f)
Regions Financial Corp.
3.80%	08/14/23	100,000	102,766
RELX Capital Inc.
3.50%	03/16/23	30,000	30,357
4.00%	03/18/29	25,000	25,529

		Principal Amount	Fair Value
RenaissanceRe Holdings Ltd.
3.60%	04/15/29	$25,000	$24,575
Reynolds American Inc.
4.45%	06/12/25	100,000	102,775
Rio Tinto Finance USA Ltd.
5.20%	11/02/40	250,000	298,062
Rockwell Automation Inc.
3.50%	03/01/29	45,000	46,277
Rogers Communications Inc.
2.90%	11/15/26	100,000	97,179
3.00%	03/15/23	50,000	50,142
3.63%	12/15/25	60,000	61,316
Roper Technologies Inc.
3.80%	12/15/26	100,000	100,939
Royal Bank of Canada
2.15%	10/26/20	125,000	124,136
2.30%	03/22/21	150,000	149,088
2.75%	02/01/22	50,000	50,088
Royal Bank of Scotland Group PLC
3.88%	09/12/23	100,000	100,428
5.13%	05/28/24	80,000	82,125
6.00%	12/19/23	75,000	79,996
6.10%	06/10/23	35,000	37,178
6.13%	12/15/22	85,000	90,596
Royal Bank of Scotland Group PLC (4.89% fixed rate until 05/18/28; 1.75% + 3 month USD LIBOR thereafter)
4.89%	05/18/29	100,000	103,723	(f)
RPM International Inc.
4.25%	01/15/48	50,000	43,530
Ryder System Inc.
3.40%	03/01/23	150,000	151,108
S&P Global Inc.
4.40%	02/15/26	100,000	107,650
Sabine Pass Liquefaction LLC
5.63%	02/01/21 - 03/01/25	310,000	330,171
5.75%	05/15/24	35,000	38,565
San Diego Gas & Electric Co.
3.60%	09/01/23	100,000	101,471
Sanofi
3.63%	06/19/28	100,000	103,702
Santander Holdings USA Inc.
2.65%	04/17/20	50,000	49,822
3.40%	01/18/23	50,000	49,982
4.40%	07/13/27	50,000	49,762
4.45%	12/03/21	200,000	205,864
Santander UK Group Holdings PLC (3.37% fixed rate until 01/05/23; 1.08% + 3 month USD LIBOR thereafter)
3.37%	01/05/24	100,000	98,003	(f)
Seagate HDD Cayman
4.75%	06/01/23	150,000	151,444
Sempra Energy
3.80%	02/01/38	100,000	91,531
4.05%	12/01/23	150,000	152,907
Shell International Finance BV
3.50%	11/13/23	140,000	144,764	(c)
4.00%	05/10/46	150,000	156,007
4.13%	05/11/35	150,000	159,570
4.38%	05/11/45	100,000	109,200
Shire Acquisitions Investments Ireland DAC
3.20%	09/23/26	150,000	145,050
Simon Property Group LP
2.75%	02/01/23	121,000	121,520
SL Green Operating Partnership LP
3.25%	10/15/22	30,000	29,863
South Carolina Electric & Gas Co.
5.10%	06/01/65	50,000	57,564
Southern California Edison Co.
3.40%	06/01/23	100,000	99,146
3.60%	02/01/45	125,000	109,379
4.20%	03/01/29	100,000	101,690
Southern Copper Corp.
5.88%	04/23/45	155,000	174,135

State Street Total Return V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
Southwest Airlines Co.
3.00%	11/15/26	$100,000	$96,596
Southwestern Electric Power Co.
3.85%	02/01/48	100,000	93,782
Spectra Energy Partners LP
3.50%	03/15/25	150,000	150,312
SSM Health Care Corp.
3.69%	06/01/23	10,000	10,250
Stanley Black & Decker Inc.
2.90%	11/01/22	150,000	151,110
Starbucks Corp.
2.20%	11/22/20	20,000	19,872
3.10%	03/01/23	50,000	50,468
3.50%	03/01/28	50,000	50,406
3.75%	12/01/47	35,000	31,582
Stryker Corp.
3.65%	03/07/28	150,000	153,768
Sumitomo Mitsui Financial Group Inc.
2.78%	10/18/22	200,000	198,850
3.01%	10/19/26	100,000	98,044
3.35%	10/18/27	50,000	50,115
3.94%	10/16/23	100,000	103,683
4.31%	10/16/28	100,000	107,912
Suncor Energy Inc.
6.85%	06/01/39	150,000	195,883
Sunoco Logistics Partners Operations LP
5.95%	12/01/25	150,000	166,741
SunTrust Bank
3.00%	02/02/23	100,000	100,192
3.20%	04/01/24	50,000	50,513
SunTrust Banks Inc.
4.00%	05/01/25	50,000	52,309
Svensk Exportkredit AB
1.75%	05/18/20	200,000	198,400
Svenska Handelsbanken AB
3.35%	05/24/21	150,000	151,707
Synchrony Financial
3.95%	12/01/27	100,000	94,272
4.38%	03/19/24	35,000	35,524
Sysco Corp.
3.55%	03/15/25	100,000	101,948
4.45%	03/15/48	100,000	101,480
Takeda Pharmaceutical Company Ltd.
3.80%	11/26/20	100,000	101,433	(d)
4.00%	11/26/21	100,000	102,525	(d)
4.40%	11/26/23	50,000	52,467	(d)
5.00%	11/26/28	50,000	54,244	(d)
Tampa Electric Co.
4.30%	06/15/48	50,000	50,466
Target Corp.
3.38%	04/15/29	50,000	50,779
3.90%	11/15/47	50,000	49,504
4.00%	07/01/42	150,000	151,498
TC PipeLines LP
3.90%	05/25/27	100,000	98,631
TD Ameritrade Holding Corp.
2.95%	04/01/22	150,000	151,183
Telefonica Emisiones S.A.
4.90%	03/06/48	150,000	145,599
5.13%	04/27/20	200,000	204,654
TELUS Corp.
4.60%	11/16/48	50,000	52,717
Texas Instruments Inc.
1.75%	05/01/20	150,000	148,678
3.88%	03/15/39	100,000	104,023
The Allstate Corp.
4.20%	12/15/46	100,000	103,266
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%	08/15/53	50,000	50,775	(f)
The Bank of New York Mellon Corp.
2.80%	05/04/26	30,000	29,475

		Principal Amount	Fair Value
3.00%	02/24/25	$105,000	$105,075
3.45%	08/11/23	200,000	204,984
3.50%	04/28/23	100,000	102,484
3.85%	04/28/28	100,000	106,259
The Bank of Nova Scotia
2.50%	01/08/21	200,000	199,358
3.13%	04/20/21	100,000	100,704
The Boeing Co.
3.20%	03/01/29	50,000	49,910
3.38%	06/15/46	150,000	137,246
The Charles Schwab Corp.
3.85%	05/21/25	150,000	157,815
The Clorox Co.
3.50%	12/15/24	150,000	155,056
The Coca-Cola Co.
2.45%	11/01/20	150,000	150,027
The Dow Chemical Co.
3.00%	11/15/22	137,000	137,173
4.38%	11/15/42	237,000	226,093
The George Washington University
4.13%	09/15/48	50,000	52,138	(c)
The Goldman Sachs Group Inc.
2.60%	12/27/20	100,000	99,554
2.75%	09/15/20	150,000	149,773
3.00%	04/26/22	100,000	99,768
3.50%	11/16/26	150,000	147,661
3.63%	02/20/24	180,000	181,978
3.85%	07/08/24	150,000	153,036
4.80%	07/08/44	200,000	211,736
5.75%	01/24/22	100,000	107,238
6.25%	02/01/41	150,000	185,652
6.75%	10/01/37	200,000	244,204
The Goldman Sachs Group Inc. (2.88% fixed rate until 10/31/21; 0.82% + 3 month USD LIBOR thereafter)
2.88%	10/31/22	200,000	198,474	(f)
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%	10/31/38	200,000	190,468	(f)
The Hartford Financial Services Group Inc.
4.40%	03/15/48	100,000	100,868
The Hershey Co.
3.38%	05/15/23	50,000	51,810
The Home Depot Inc.
2.13%	09/15/26	45,000	42,500
2.63%	06/01/22	190,000	191,159
3.90%	12/06/28	100,000	106,244
4.20%	04/01/43	150,000	156,867
4.40%	04/01/21	150,000	154,956
4.50%	12/06/48	100,000	110,643
The Interpublic Group of Companies Inc.
4.65%	10/01/28	10,000	10,417
The JM Smucker Co.
3.38%	12/15/27	100,000	97,753
The Kroger Co.
3.85%	08/01/23	150,000	154,546
4.50%	01/15/29	100,000	102,333
5.40%	01/15/49	100,000	103,570
The Mosaic Co.
3.25%	11/15/22	50,000	50,127
4.05%	11/15/27	50,000	49,929
The PNC Financial Services Group Inc.
3.50%	01/23/24	110,000	112,639
The Procter & Gamble Co.
1.70%	11/03/21	200,000	196,104
2.45%	11/03/26	100,000	97,429
The Progressive Corp.
4.35%	04/25/44	100,000	106,724
The Sherwin-Williams Co.
3.95%	01/15/26	100,000	101,181
4.20%	01/15/22	100,000	102,928
4.50%	06/01/47	100,000	98,371

State Street Total Return V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
The Southern Co. (5.50% fixed rate until 03/15/22; 3.63% + 3 month USD LIBOR thereafter)
5.50%	03/15/57	$100,000	$101,536	(f)
The Timken Co.
4.50%	12/15/28	20,000	20,026
The Toronto-Dominion Bank
3.15%	09/17/20	100,000	100,770
3.25%	06/11/21 - 03/11/24	200,000	202,547
The Travelers Companies Inc.
4.00%	05/30/47	100,000	101,913
5.35%	11/01/40	100,000	121,866
The Walt Disney Co.
3.38%	11/15/26	100,000	102,077	(d)
4.75%	11/15/46	100,000	115,777	(d)
6.65%	11/15/37	179,000	246,694	(d)
The Western Union Co.
3.60%	03/15/22	150,000	152,388
The Williams Companies Inc.
3.70%	01/15/23	10,000	10,171
4.55%	06/24/24	40,000	42,096
4.85%	03/01/48	70,000	69,903
5.10%	09/15/45	150,000	154,138
5.75%	06/24/44	15,000	16,445
5.80%	11/15/43	150,000	165,850
Thermo Fisher Scientific Inc.
3.30%	02/15/22	80,000	81,050
4.15%	02/01/24	25,000	26,121
Time Warner Cable LLC
4.50%	09/15/42	150,000	131,541
Torchmark Corp.
4.55%	09/15/28	25,000	26,380
Total Capital International S.A.
2.75%	06/19/21	150,000	150,381
3.46%	02/19/29	100,000	102,254
Total Capital S.A.
3.88%	10/11/28	25,000	26,500
Total System Services Inc.
4.45%	06/01/28	100,000	102,151
Toyota Motor Credit Corp.
2.60%	01/11/22	100,000	100,038
2.70%	01/11/23	100,000	100,155
2.95%	04/13/21	100,000	100,787
3.05%	01/08/21	25,000	25,231
3.35%	01/08/24	100,000	102,749
3.45%	09/20/23	50,000	51,490
3.65%	01/08/29	100,000	104,139
TransAlta Corp.
4.50%	11/15/22	123,000	124,492
TransCanada PipeLines Ltd.
4.25%	05/15/28	50,000	52,194
5.10%	03/15/49	50,000	53,764
7.63%	01/15/39	100,000	136,113
Transcontinental Gas Pipe Line Company LLC
4.00%	03/15/28	100,000	101,921
Tucson Electric Power Co.
4.85%	12/01/48	50,000	55,230
TWDC Enterprises 18 Corp.
2.30%	02/12/21	130,000	129,415
3.00%	07/30/46	60,000	52,901
3.15%	09/17/25	165,000	168,412
Tyson Foods Inc.
4.00%	03/01/26	15,000	15,338
4.88%	08/15/34	70,000	72,360
5.10%	09/28/48	35,000	35,625
U.S. Bancorp
2.63%	01/24/22	100,000	100,007
UDR Inc.
4.40%	01/26/29	50,000	52,717
Unilever Capital Corp.
2.00%	07/28/26	150,000	139,553
2.75%	03/22/21	100,000	100,332
2.90%	05/05/27	100,000	98,519

		Principal Amount	Fair Value
Union Electric Co.
2.95%	06/15/27	$100,000	$98,379
3.50%	03/15/29	25,000	25,668
3.65%	04/15/45	35,000	34,088
Union Pacific Corp.
3.00%	04/15/27	100,000	98,232
3.20%	06/08/21	100,000	101,151
3.50%	06/08/23	50,000	51,183
3.70%	03/01/29	65,000	66,752
3.95%	09/10/28	30,000	31,437
4.38%	09/10/38	15,000	15,616
4.50%	09/10/48	30,000	31,857
4.80%	09/10/58	75,000	81,709
United Airlines 2013-1 Class A Pass Through Trust
4.30%	08/15/25	194,392	200,826
United Parcel Service Inc.
2.05%	04/01/21	100,000	99,185
2.45%	10/01/22	175,000	174,741
3.05%	11/15/27	50,000	49,949
3.75%	11/15/47	50,000	47,838
United Technologies Corp.
1.90%	05/04/20	100,000	99,202
3.35%	08/16/21	110,000	111,449
3.65%	08/16/23	20,000	20,524
3.95%	08/16/25	15,000	15,587
4.13%	11/16/28	30,000	31,195
4.45%	11/16/38	160,000	165,954
4.50%	06/01/42	158,000	163,091
4.63%	11/16/48	15,000	15,897
UnitedHealth Group Inc.
2.95%	10/15/27	200,000	196,240
3.10%	03/15/26	150,000	149,809
3.50%	02/15/24	10,000	10,291
3.70%	12/15/25	10,000	10,391
3.75%	10/15/47	100,000	97,219
3.88%	12/15/28	15,000	15,701
4.45%	12/15/48	10,000	10,843
4.63%	07/15/35	45,000	50,371
6.88%	02/15/38	100,000	138,256
University of Notre Dame du Lac
3.39%	02/15/48	25,000	24,258
US Bancorp
3.95%	11/17/25	100,000	105,485
US Bank NA
2.05%	10/23/20	150,000	148,851
2.80%	01/27/25	150,000	149,266
Vale Overseas Ltd.
6.88%	11/10/39	100,000	114,587
Valero Energy Corp.
6.63%	06/15/37	150,000	184,738
Valero Energy Partners LP
4.38%	12/15/26	100,000	103,578
Ventas Realty LP
4.00%	03/01/28	150,000	151,753
4.40%	01/15/29	100,000	104,084
VEREIT Operating Partnership LP
4.13%	06/01/21	15,000	15,184
4.60%	02/06/24	20,000	20,578
4.88%	06/01/26	25,000	26,025
Verisk Analytics Inc.
4.13%	03/15/29	25,000	25,757
Verizon Communications Inc.
3.85%	11/01/42	236,000	222,685
3.88%	02/08/29	5,000	5,130
4.33%	09/21/28	309,000	326,931
4.40%	11/01/34	150,000	156,259
4.52%	09/15/48	150,000	153,835
4.81%	03/15/39	189,000	202,336
5.15%	09/15/23	200,000	220,140
5.25%	03/16/37	350,000	394,254
Viacom Inc.
5.85%	09/01/43	100,000	108,817

State Street Total Return V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
Virginia Electric & Power Co.
3.80%	04/01/28	$100,000	$103,596
4.60%	12/01/48	60,000	66,151
4.65%	08/15/43	100,000	108,959
Visa Inc.
2.15%	09/15/22	200,000	197,810
4.30%	12/14/45	100,000	110,193
Vodafone Group PLC
2.50%	09/26/22	126,000	123,708
4.38%	05/30/28 - 02/19/43	205,000	190,577
5.00%	05/30/38	100,000	99,269
5.25%	05/30/48	50,000	49,903
Vornado Realty LP
3.50%	01/15/25	50,000	49,516
Vulcan Materials Co.
4.70%	03/01/48	50,000	46,265
Wabtec Corp.
3.45%	11/15/26	100,000	92,717
Walgreens Boots Alliance Inc.
3.45%	06/01/26	55,000	53,819
4.50%	11/18/34	155,000	153,841
Walmart Inc.
1.90%	12/15/20	100,000	99,107
2.35%	12/15/22	100,000	99,387
2.65%	12/15/24	100,000	99,739
3.13%	06/23/21	50,000	50,685
3.40%	06/26/23	50,000	51,529
3.63%	12/15/47	125,000	123,524
3.70%	06/26/28	100,000	105,233
3.95%	06/28/38	40,000	42,000
4.05%	06/29/48	185,000	197,101
Warner Media LLC
3.60%	07/15/25	100,000	99,801
6.10%	07/15/40	150,000	170,485
Waste Management Inc.
2.90%	09/15/22	150,000	150,481
WEC Energy Group Inc.
3.38%	06/15/21	65,000	65,774
Wells Fargo & Co.
2.50%	03/04/21	240,000	238,754
2.63%	07/22/22	200,000	198,496
3.75%	01/24/24	300,000	308,808
4.13%	08/15/23	150,000	155,485
4.15%	01/24/29	100,000	104,512
4.40%	06/14/46	150,000	149,427
4.65%	11/04/44	150,000	154,110
4.75%	12/07/46	100,000	104,534
5.61%	01/15/44	169,000	195,028
Wells Fargo Bank NA
3.55%	08/14/23	150,000	153,865
3.63%	10/22/21	200,000	203,746
Wells Fargo Bank NA (3.33% fixed rate until 07/23/20; 0.49% + 3 month USD LIBOR thereafter)
3.33%	07/23/21	150,000	151,003	(f)
Welltower Inc.
3.63%	03/15/24	25,000	25,441
4.25%	04/15/28	115,000	118,583
Western Midstream Operating LP
5.45%	04/01/44	150,000	142,883
Westlake Chemical Corp.
4.38%	11/15/47	50,000	44,164
Westpac Banking Corp.
2.00%	08/19/21	100,000	98,253
2.80%	01/11/22	100,000	100,072
3.30%	02/26/24	100,000	101,047
3.35%	03/08/27	100,000	100,406
Westpac Banking Corp. (2.24% fixed rate until 11/23/26; 2.24% + 5 Year US ISDA thereafter)
4.32%	11/23/31	100,000	99,139	(f)
Weyerhaeuser Co. (REIT)
7.38%	03/15/32	100,000	131,808

		Principal Amount	Fair Value
Whirlpool Corp.
3.70%	05/01/25	$150,000	$151,018
Willis North America Inc.
4.50%	09/15/28	50,000	51,944
Wisconsin Electric Power Co.
4.30%	10/15/48	10,000	10,706
Wisconsin Power & Light Co.
3.05%	10/15/27	100,000	98,771
WPP Finance 2010
5.13%	09/07/42	191,000	176,110
WRKCo Inc.
4.65%	03/15/26	100,000	105,697
Xcel Energy Inc.
3.30%	06/01/25	150,000	151,047
4.00%	06/15/28	100,000	104,386
Zimmer Biomet Holdings Inc.
3.70%	03/19/23	75,000	75,879
Zoetis Inc.
4.70%	02/01/43	150,000	159,736
			137,015,665
Non-Agency Collateralized Mortgage Obligations – 0.3%
BANK 2018-BNK14
4.23%	09/15/60	191,106	205,791	(c)
BBCMS Mortgage Trust 2018-C2
4.31%	12/15/51	50,000	54,188	(c)
Benchmark 2018-B5 Mortgage Trust
4.21%	07/15/51	100,000	107,732	(c)
Benchmark Mortgage Trust
4.12%	07/15/51	100,000	106,772	(c)
CD 2017-CD6 Mortgage Trust
3.46%	11/13/50	150,000	152,525	(c)
Citigroup Commercial Mortgage Trust 2014-GC21
4.03%	05/10/47	100,000	103,062	(c)
Citigroup Commercial Mortgage Trust 2014-GC25
4.02%	10/10/47	300,000	310,315	(c)
Citigroup Commercial Mortgage Trust 2015-GC31
3.76%	06/10/48	250,000	260,022
COMM 2012-CCRE 1 Mortgage Trust
3.39%	05/15/45	468,712	475,286	(c)
COMM 2013-CCRE12 Mortgage Trust
4.05%	10/10/46	200,000	209,323	(c)
COMM 2015-LC19 Mortgage Trust
3.18%	02/10/48	150,000	150,908
CSAIL 2018-CX12 Commercial Mortgage Trust
4.22%	08/15/51	300,000	323,036	(c)
GS Mortgage Securities Trust 2015-GC28
3.98%	02/10/48	150,000	152,053	(c)
GS Mortgage Securities Trust 2016-GS3
2.78%	10/10/49	80,000	79,737	(c)
GS Mortgage Securities Trust 2017-GS5
3.67%	03/10/50	204,729	211,742	(c)
GS Mortgage Securities Trust 2019-GC38
3.97%	02/10/52	50,000	52,841
JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20
3.80%	07/15/47	250,000	260,051	(c)
JPMBB Commercial Mortgage Securities Trust 2013-C14
3.76%	08/15/46	215,705	219,552	(c,f)
JPMBB Commercial Mortgage Securities Trust 2014-C22
3.80%	09/15/47	75,000	77,900	(c)
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29
3.14%	05/15/49	500,000	504,752	(c)
Morgan Stanley Capital I Trust 2016-UBS12
3.60%	12/15/49	150,000	154,349	(c)
UBS Commercial Mortgage Trust 2017-C4
3.56%	10/15/50	185,000	189,342	(c)
Wells Fargo Commercial Mortgage Trust 2012-LC5
2.92%	10/15/45	158,134	158,328	(c)
4.69%	10/15/45	220,000	227,842	(c,f)
Wells Fargo Commercial Mortgage Trust 2017-C41
3.47%	11/15/50	300,000	303,408	(c)
WFRBS Commercial Mortgage Trust 2012-C7
3.43%	06/15/45	200,000	203,435	(c)

State Street Total Return V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
WFRBS Commercial Mortgage Trust 2013-C17
4.02%	12/15/46	$35,000	$36,667
WFRBS Commercial Mortgage Trust 2014-C23
3.65%	10/15/57	68,545	70,880	(c)
			5,361,839
Sovereign Bonds – 0.4%
Export Development Canada
2.50%	01/24/23	200,000	201,112
Export-Import Bank of Korea
3.00%	11/01/22	200,000	201,060
3.63%	11/27/23	200,000	206,080
Government of Canada
2.00%	11/15/22	125,000	123,740
2.63%	01/25/22	200,000	202,028
Government of Chile
3.88%	08/05/20	200,000	203,224
Government of Colombia
5.00%	06/15/45	250,000	262,555
6.13%	01/18/41	250,000	295,350
Government of Hungary
5.38%	03/25/24	100,000	109,724
Government of Indonesia
4.75%	02/11/29	200,000	214,134
Government of Italy
5.38%	06/15/33	250,000	267,393
Government of Mexico
3.50%	01/21/21	200,000	202,372
4.00%	10/02/23	200,000	205,944
4.35%	01/15/47	200,000	187,234
4.75%	03/08/44	102,000	100,230
5.75%	10/12/10	172,000	176,252
6.05%	01/11/40	130,000	148,288
Government of Panama
6.70%	01/26/36	250,000	326,220
Government of Peru
6.55%	03/14/37	147,000	198,310
7.35%	07/21/25	100,000	125,813
Government of Philippines
3.70%	03/01/41	200,000	202,938
3.75%	01/14/29	200,000	209,068
4.00%	01/15/21	100,000	102,121
4.20%	01/21/24	200,000	211,242
Government of Poland
3.00%	03/17/23	147,000	147,936
3.25%	04/06/26	100,000	101,610
5.00%	03/23/22	100,000	106,183
Government of Uruguay
4.50%	08/14/24	200,000	210,656
4.98%	04/20/55	200,000	209,674
Iraq Government AID Bond
2.15%	01/18/22	480,000	476,726
Japan Bank for International Cooperation
2.13%	07/21/20	400,000	397,944
2.88%	07/21/27	200,000	200,260
3.38%	10/31/23	200,000	206,486
Province of Alberta Canada
2.95%	01/23/24	250,000	254,285
3.35%	11/01/23	150,000	155,051
Province of Ontario Canada
2.55%	02/12/21	150,000	150,204
3.05%	01/29/24	250,000	255,518
3.40%	10/17/23	150,000	155,381
Province of Quebec Canada
2.38%	01/31/22	200,000	199,686
3.50%	07/29/20	200,000	202,656
The Korea Development Bank
2.63%	02/27/22	200,000	198,972
			8,311,660
Municipal Bonds and Notes – 0.2%
American Municipal Power Inc.
6.27%	02/15/50	200,000	260,604	(c)

		Principal Amount	Fair Value
Bay Area Toll Authority
6.26%	04/01/49	$100,000	$142,611	(c)
Chicago O’Hare International Airport
4.47%	01/01/49	100,000	109,850	(c)
Chicago Transit Authority
6.90%	12/01/40	75,000	98,488	(c)
Commonwealth of Massachusetts
4.50%	08/01/31	100,000	112,603	(c)
Dallas Area Rapid Transit
5.02%	12/01/48	75,000	90,910	(c)
6.00%	12/01/44	100,000	133,592	(c)
East Bay Municipal Utility District
5.87%	06/01/40	100,000	131,607	(c)
Florida Hurricane Catastrophe Fund Finance Corp.
3.00%	07/01/20	100,000	100,528	(c)
Los Angeles Department of Water & Power
6.57%	07/01/45	100,000	145,864	(c)
6.60%	07/01/50	90,000	134,862	(c)
Los Angeles Unified School District
5.76%	07/01/29	110,000	130,504	(c)
Metropolitan Transportation Authority
6.81%	11/15/40	150,000	204,562	(c)
Municipal Electric Authority of Georgia
6.64%	04/01/57	125,000	140,675	(c)
New York City Water & Sewer System
6.01%	06/15/42	50,000	68,213	(c)
New York State Urban Development Corp.
3.90%	03/15/33	25,000	26,016
North Texas Tollway Authority
6.72%	01/01/49	100,000	148,812	(c)
Port Authority of New York & New Jersey
4.46%	10/01/62	100,000	112,033	(c)
5.31%	08/01/46	200,000	219,018	(c)
Sales Tax Securitization Corp.
4.64%	01/01/40	25,000	26,336
San Diego County Water Authority
6.14%	05/01/49	100,000	138,002	(c)
South Carolina State Public Service Authority
6.45%	01/01/50	50,000	69,595	(c)
State of California
7.60%	11/01/40	100,000	155,249	(c)
University of California
4.60%	05/15/31	100,000	111,603	(c)
6.58%	05/15/49	100,000	138,436	(c)
University of Texas System
4.79%	08/15/46	100,000	116,592	(c)
			3,267,165
U.S. Government Sponsored Agency – 0.0%*
Tennessee Valley Authority
3.50%	12/15/42	500,000	511,290
Total Bonds and Notes (Cost $564,442,888)			569,412,321
Exchange Traded & Mutual Funds – 12.0%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF		3,579,943	59,462,853
SPDR Bloomberg Barclays High Yield Bond ETF		3,317,704	119,337,813	(h)
SPDR Dow Jones REIT ETF		607,501	60,093,999	(h)
			238,894,665
Total Exchange Traded & Mutual Funds (Cost $237,917,125)			238,894,665
Total Investments in Securities (Cost $1,862,090,779)			1,923,219,439

State Street Total Return V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

Short-Term Investments – 3.4%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.43% (Cost $67,065,959)	67,065,959	$67,065,959	(c,h,i)
Total Investments (Cost $1,929,156,738)		1,990,285,398
Liabilities in Excess of Other Assets, net – (0.3)%		(5,711,809)

NET ASSETS – 100.0%		$1,984,573,589

Other Information:

The Fund had the following long futures contracts open at March 31, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index Futures	June 2019	18	$1,377,536	$1,389,420	$11,884
MSCI EAFE Mini Index Futures	June 2019	18	1,651,114	1,679,760	28,646
MSCI Emerging Market Mini Futures	June 2019	54	2,842,195	2,854,980	12,785
S&P 500 Emini Index Futures	June 2019	35	4,977,861	4,966,150	(11,711)
					$41,604

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Directors. Security value is determined based on level 3 inputs.
(c)	At March 31, 2019, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBAs.
(d)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to $8,139,228 or 0.41% of the net assets of the State Street Total Return V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Directors.

(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(f)

Variable Rate Security - Interest rate shown is rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(g)	Step coupon bond.
(h)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(i)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2019.
*	Less than 0.05%.
**	Amount is less than $0.50.

Abbreviations:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SPDR	Standard and Poor’s Depositary Receipt
TBA	To Be Announced

State Street Total Return V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2019:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Domestic Equity	$588,544,383	$335	$—	$588,544,718
Foreign Equity	526,276,969	85,753	5,013	526,367,735
U.S. Treasuries	—	276,945,560	—	276,945,560
Agency Mortgage Backed	—	132,444,022	—	132,444,022
Agency Collateralized Mortgage Obligations	—	3,174,620	—	3,174,620
Asset Backed	—	2,380,500	—	2,380,500
Corporate Notes	—	137,015,665	—	137,015,665
Non-Agency Collateralized Mortgage Obligations	—	5,361,839	—	5,361,839
Sovereign Bonds	—	8,311,660	—	8,311,660
Municipal Bonds and Notes	—	3,267,165	—	3,267,165
U.S. Government Sponsored Agencies	—	511,290	—	511,290
Exchange Traded & Mutual Funds	238,894,665	—	—	238,894,665
Short-Term Investments	67,065,959	—	—	67,065,959

Total Investments in Securities	$1,420,781,976	$569,498,409	$5,013	$1,990,285,398

Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$53,315	$—	$—	$53,315
Long Futures Contracts - Unrealized Depreciation	(11,711)	—	—	(11,711)

Total Other Financial Instruments	$41,604	$—	$—	$41,604

The Fund was invested in the following countries/territories at March 31, 2019 (unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	71.37%
Japan	3.41%
Switzerland	2.87%
United Kingdom	2.84%
Canada	2.06%
China	1.78%
France	1.64%
Australia	1.49%
Germany	1.15%
Hong Kong	1.02%
Ireland	0.89%
Taiwan	0.85%
South Korea	0.74%
Sweden	0.67%
India	0.52%
Singapore	0.50%
Netherlands	0.48%
South Africa	0.45%
Italy	0.45%
Spain	0.42%
Supranational	0.37%
Brazil	0.35%
Russian Federation	0.31%
Belgium	0.29%
Norway	0.27%
Austria	0.26%
Bermuda	0.25%
Israel	0.25%
Finland	0.23%
Mexico	0.21%
Malaysia	0.19%
Thailand	0.15%
Denmark	0.14%
Poland	0.14%
Luxembourg	0.11%
Chile	0.10%
New Zealand	0.10%
Philippines	0.09%
Puerto Rico	0.09%
Indonesia	0.08%
Cayman Islands	0.07%
Colombia	0.07%
Turkey	0.06%
Hungary	0.04%
Czech Republic	0.03%

State Street Total Return V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

Country/Territory	Percentage (based on Fair Value)
Iraq	0.02%
Uruguay	0.02%
Greece	0.02%
Czech	0.02%
Panama	0.02%
Peru	0.02%
Guernsey	0.01%
Pakistan	0.01%
Jersey	0.01%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at March 31, 2019 (unaudited):

Industry	Domestic	Foreign	Total
Exchange Traded Funds	12.00%	0.00%	12.00%
Pharmaceuticals	1.54%	0.83%	2.37%
Property & Casualty Insurance	0.93%	1.16%	2.09%
Diversified Banks	0.00%	1.89%	1.89%
Multi-Line Insurance	0.26%	1.47%	1.73%
Semiconductors	1.20%	0.23%	1.43%
Multi-Sector Holdings	1.02%	0.33%	1.35%
Life & Health Insurance	0.58%	0.75%	1.33%
IT Consulting & Other Services	0.20%	1.11%	1.31%
Integrated Oil & Gas	0.24%	1.04%	1.28%
Electric Utilities	0.34%	0.92%	1.26%
Oil & Gas Refining & Marketing	0.97%	0.26%	1.23%
Application Software	1.21%	0.00%	1.21%
Technology Hardware, Storage & Peripherals	0.62%	0.58%	1.20%
Integrated Telecommunication Services	0.01%	1.10%	1.11%
Retail REITs	0.45%	0.61%	1.06%
Food Retail	0.27%	0.75%	1.02%
Personal Products	0.39%	0.60%	0.99%
Communications Equipment	0.97%	0.00%	0.97%
Apparel Retail	0.87%	0.08%	0.95%
Healthcare Equipment	0.82%	0.13%	0.95%
Industrial Conglomerates	0.72%	0.19%	0.91%
Hypermarkets & Super Centers	0.59%	0.26%	0.85%
Apparel, Accessories & Luxury Goods	0.35%	0.45%	0.80%
Automobile Manufacturers	0.36%	0.41%	0.77%
Trading Companies & Distributors	0.43%	0.32%	0.75%
Mortgage REITs	0.74%	0.00%	0.74%
Packaged Foods & Meats	0.24%	0.49%	0.73%
Managed Healthcare	0.70%	0.00%	0.70%
Data Processing & Outsourced Services	0.63%	0.05%	0.68%
Home Building	0.04%	0.63%	0.67%
Industrial Machinery	0.26%	0.40%	0.66%
Industrial Gases	0.00%	0.66%	0.66%
Movies & Entertainment	0.61%	0.01%	0.62%
Asset Management & Custody Banks	0.43%	0.18%	0.61%
Regional Banks	0.35%	0.23%	0.58%
Systems Software	0.50%	0.03%	0.53%
Auto Parts & Equipment	0.20%	0.32%	0.52%
Gas Utilities	0.23%	0.25%	0.48%
Specialty Chemicals	0.04%	0.44%	0.48%
Aerospace & Defense	0.28%	0.18%	0.46%
Internet & Direct Marketing Retail	0.27%	0.17%	0.44%
Household Products	0.36%	0.07%	0.43%
Department Stores	0.21%	0.21%	0.42%
Healthcare Facilities	0.39%	0.02%	0.41%
Healthcare Distributors	0.13%	0.27%	0.40%
Diversified REITs	0.13%	0.26%	0.39%
Construction & Engineering	0.21%	0.18%	0.39%
Financial Exchanges & Data	0.19%	0.17%	0.36%
General Merchandise Stores	0.00%	0.35%	0.35%
Airlines	0.19%	0.16%	0.35%
Life Sciences Tools & Services	0.16%	0.18%	0.34%
Reinsurance	0.09%	0.24%	0.33%
Independent Power Producers & Energy Traders	0.15%	0.18%	0.33%
Air Freight & Logistics	0.28%	0.04%	0.32%

State Street Total Return V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

Industry	Domestic	Foreign	Total
Advertising	0.27%	0.05%	0.32%
Real Estate Operating Companies	0.00%	0.30%	0.30%
Interactive Media & Services	0.12%	0.17%	0.29%
Healthcare Services	0.21%	0.08%	0.29%
Wireless Telecommunication Services	0.03%	0.25%	0.28%
Technology Distributors	0.25%	0.03%	0.28%
Environmental & Facilities Services	0.28%	0.00%	0.28%
Biotechnology	0.26%	0.00%	0.26%
Tires & Rubber	0.02%	0.22%	0.24%
Real Estate Development	0.00%	0.24%	0.24%
Trucking	0.18%	0.06%	0.24%
Coal & Consumable Fuels	0.00%	0.24%	0.24%
Construction Machinery & Heavy Trucks	0.18%	0.05%	0.23%
Industrial REITs	0.01%	0.21%	0.22%
Health Care REITs	0.22%	0.00%	0.22%
Tobacco	0.01%	0.21%	0.22%
Diversified Real Estate Activities	0.00%	0.21%	0.21%
Specialized REITs	0.20%	0.00%	0.20%
Multi-Utilities	0.20%	0.00%	0.20%
Specialty Stores	0.20%	0.00%	0.20%
Oil & Gas Storage & Transportation	0.01%	0.18%	0.19%
Hotel & Resort REITs	0.18%	0.00%	0.18%
Steel	0.09%	0.09%	0.18%
Distributors	0.18%	0.00%	0.18%
Human Resource & Employment Services	0.15%	0.03%	0.18%
Office REITs	0.07%	0.10%	0.17%
Restaurants	0.08%	0.08%	0.16%
Automotive Retail	0.16%	0.00%	0.16%
Electronic Manufacturing Services	0.13%	0.03%	0.16%
Commodity Chemicals	0.01%	0.14%	0.15%
Research & Consulting Services	0.14%	0.01%	0.15%
Security & Alarm Services	0.00%	0.15%	0.15%
Investment Banking & Brokerage	0.14%	0.00%	0.14%
Alternative Carriers	0.12%	0.02%	0.14%
Construction Materials	0.00%	0.13%	0.13%
Electronic Components	0.07%	0.06%	0.13%
Broadcasting	0.07%	0.05%	0.12%
Thrifts & Mortgage Finance	0.12%	0.00%	0.12%
Cable & Satellite	0.04%	0.07%	0.11%
Marine	0.00%	0.11%	0.11%
Diversified Support Services	0.09%	0.02%	0.11%
Consumer Electronics	0.00%	0.11%	0.11%
Distillers & Vintners	0.01%	0.09%	0.10%
Oil & Gas Exploration & Production	0.06%	0.04%	0.10%
Metal & Glass Containers	0.10%	0.00%	0.10%
Leisure Products	0.04%	0.06%	0.10%
Other Diversified Financial Services	0.04%	0.04%	0.08%
Insurance Brokers	0.08%	0.00%	0.08%
Electrical Components & Equipment	0.08%	0.00%	0.08%
Airport Services	0.03%	0.05%	0.08%
Internet Services & Infrastructure	0.08%	0.00%	0.08%
Commercial Printing	0.01%	0.07%	0.08%
Oil & Gas Drilling	0.01%	0.06%	0.07%
Publishing	0.02%	0.05%	0.07%
Paper Packaging	0.07%	0.00%	0.07%
Residential REITs	0.07%	0.00%	0.07%
Soft Drinks	0.05%	0.02%	0.07%
Electronic Equipment & Instruments	0.05%	0.02%	0.07%
Footwear	0.06%	0.00%	0.06%
Consumer Finance	0.06%	0.00%	0.06%
Hotels, Resorts & Cruise Lines	0.04%	0.02%	0.06%
Healthcare Supplies	0.06%	0.00%	0.06%
Agricultural Products	0.00%	0.06%	0.06%
Home Furnishing Retail	0.06%	0.00%	0.06%
Railroads	0.05%	0.00%	0.05%
Marine Ports & Services	0.00%	0.05%	0.05%
Brewers	0.03%	0.02%	0.05%
Agricultural & Farm Machinery	0.05%	0.00%	0.05%
Diversified Metals & Mining	0.00%	0.05%	0.05%
Interactive Home Entertainment	0.04%	0.01%	0.05%
Paper Products	0.05%	0.00%	0.05%
Household Appliances	0.01%	0.03%	0.04%

State Street Total Return V.I.S. Fund
Schedule of Investments	March 31, 2019 (Unaudited)

Industry	Domestic	Foreign	Total
Water Utilities	0.00%	0.04%	0.04%
Education Services	0.04%	0.00%	0.04%
Casinos & Gaming	0.00%	0.04%	0.04%
Office Services & Supplies	0.01%	0.03%	0.04%
Renewable Electricity	0.00%	0.04%	0.04%
Oil & Gas Equipment & Services	0.01%	0.03%	0.04%
Food Distributors	0.01%	0.02%	0.03%
Motorcycle Manufacturers	0.00%	0.03%	0.03%
Home Improvement Retail	0.00%	0.03%	0.03%
Fertilizers & Agricultural Chemicals	0.02%	0.01%	0.03%
Building Products	0.03%	0.00%	0.03%
Drug Retail	0.00%	0.02%	0.02%
Diversified Chemicals	0.00%	0.02%	0.02%
Leisure Facilities	0.02%	0.00%	0.02%
Textiles	0.00%	0.02%	0.02%
Semiconductor Equipment	0.01%	0.01%	0.02%
Highways & Railtracks	0.00%	0.02%	0.02%
Diversified Capital Markets	0.00%	0.02%	0.02%
Real Estate Services	0.02%	0.00%	0.02%
Copper	0.00%	0.02%	0.02%
Aluminum	0.00%	0.01%	0.01%
Computer & Electronics Retail	0.01%	0.00%	0.01%
Healthcare Technology	0.00%	0.00%	0.00%
Home Furnishings	0.00%	0.00%	0.00%
Specialized Finance	0.00%	0.00%	0.00%

			68.02%

Sector	Percentage (based on Fair Value)
U.S. Treasuries	13.92%
Corporate Notes	6.88%
Agency Mortgage Backed	6.65%
Sovereign Bonds	0.42%
Non-Agency Collateralized Mortgage Obligations	0.27%
Municipal Bonds and Notes	0.16%
Agency Collateralized Mortgage Obligations	0.16%
Asset Backed	0.12%
U.S. Government Sponsored Agencies	0.03%

28.61%

Short-Term Investments
Short-Term Investments	3.37%

3.37%

100.00%

Affiliate Table

	Number of Shares Held at 12/31/18	Value At 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income
SPDR Bloomberg Barclays High Yield Bond ETF	2,846,551	$95,615,648	$38,791,895	$21,647,595	$(757,812)	$7,335,677	3,317,704	$119,337,813	850,723
SPDR Dow Jones REIT ETF	410,485	35,301,710	22,157,530	4,866,373	(10,667)	7,511,799	607,501	60,093,999	330,646
State Street Institutional U.S. Government Money Market Fund – Class G Shares	90,625,489	90,625,489	164,936,833	188,496,364	—	—	67,065,959	67,065,959	357,620

TOTAL		$221,542,847	$225,886,258	$215,010,332	$(768,479)	$14,847,476		$246,497,771	$1,538,989

Notes to Schedules of Investments	March 31, 2019 (Unaudited)

Security Valuation

Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of each Fund (each, a “Board”). The Committee provides oversight of the valuation of investments for the Funds. Each Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation, the agreements will be fair valued.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Boards. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.

Each Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

Notes to Schedules of Investments	March 31, 2019 (Unaudited)

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2019 is disclosed in each Fund’s respective Schedule of Investments.

Futures Contracts

A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. Certain Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to a Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuation in the fair value of the underlying security. A Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. A Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

During the period ended March 31, 2019, the following Funds entered into futures contracts for strategies listed below:

Funds	Strategies
State Street U.S. Equity V.I.S. Fund	Equitization of cash
State Street S&P 500 Index V.I.S. Fund	Equitization of cash
State Street Premier Growth Equity V.I.S. Fund	Equitization of cash
State Street Small-Cap Equity V.I.S. Fund	Equitization of cash
State Street Income V.I.S. Fund	Manage exposure to interest rates
State Street Total Return V.I.S. Fund	Equitization of cash

Options on Futures Contracts

Certain Funds may purchase and write options, including options on futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase a Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund’s exposure to the underlying instrument. A Fund will not enter into a transaction involving options for speculative purposes. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

Notes to Schedules of Investments	March 31, 2019 (Unaudited)

For the period ended March 31, 2019, the State Street Income V.I.S. Fund purchased and wrote options in order to manage exposure to interest rates.

Credit Default Swaps

During the period ended March 31, 2019, the State Street Income V.I.S. Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the period ended March 31, 2019, the State Street Income V.I.S Fund entered into interest rate swaps in order to manage exposure to interest rates.

Delayed Delivery Transactions and When-Issued Securities

During the period, the State Street Income V.I.S. Fund and State Street Total Return V.I.S. Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

Notes to Schedules of Investments	March 31, 2019 (Unaudited)

To-Be-Announced Transactions

The State Street Income V.I.S. Fund and State Street Total Return V.I.S. Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

Income Taxes

At March 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
State Street U.S. Equity V.I.S. Fund	$20,646,016	$6,180,415	$845,061	$5,335,354
State Street S&P 500 Index V.I.S. Fund	78,479,329	106,937,549	8,954,040	97,983,509
State Street Premier Growth Equity V.I.S. Fund	22,014,523	12,994,841	1,210,085	11,784,756
State Street Small-Cap Equity V.I.S. Fund	27,711,546	8,211,792	2,159,455	6,052,337
State Street Income V.I.S. Fund	22,183,780	437,761	181,787	255,974
State Street Total Return V.I.S. Fund	1,930,905,488	100,646,960	41,225,446	59,421,514
State Street Real Estate Securities V.I.S. Fund	49,270,693	7,802,346	883,543	6,918,803